UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2008


                USAA Extended Market Index Fund



[LOGO OF USAA]
  USAA(R)







PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2008







                                                                      (Form N-Q)

48416-1108                                   (C)2008, USAA. All rights reserved.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full Cap) measures the performance of all small- and mid-cap stocks included in the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT

At September 30, 2008, the Fund's investment in the Series was $264,427,797, at value, representing 95.57% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

Following is the Schedule of Investments of the Series at September 30, 2008.


--------------------------------------------------------------------------------
1     USAA EXTENDED MARKET INDEX FUND

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.9%                    AeroVironment, Inc. (a)                                             2,000  $       63,900
                                    Aerosonic Corp. (a)                                                   200             450
                                    Argon ST, Inc. (a)                                                  2,100          49,329
                                    Astronics Corp. (a)                                                 1,000          22,550
                                    Crane Co.                                                           5,100         151,521
                                    Cubic Corp.                                                         1,600          39,344
                                    DRS Technologies, Inc.                                              3,533         271,158
                                    ESCO Technologies, Inc. (a)                                         2,700         130,059
                                    EnPro Industries, Inc. (a)                                          2,200          81,752
                                    Esterline Technologies Corp. (a)                                    3,000         118,770
                                    Garmin Ltd. (b)                                                    12,500         424,250
                                    GenCorp, Inc. (a)                                                   4,100          27,634
                                    Heico Corp. Class A                                                 1,792          50,284
                                    KVH Industries, Inc. (a)                                            2,700          24,813
                                    Kaman Corp. Class A                                                 2,300          65,504
                                    SAIC, Inc. (a)                                                     15,600         315,588
                                    SatCon Technology Corp. (a)                                         5,900          10,561
                                    Spacehab, Inc. (a)                                                     50              18
                                    Spirit Aerosystems Holdings, Inc. Class A (a)                      10,200         163,914
                                    Teledyne Technologies, Inc. (a)                                     2,900         165,764
                                    Trimble Navigation Ltd. (a)                                        11,434         295,683
                                    Veeco Instruments, Inc. (a)                                         3,800          56,278
                                                                                                               --------------
                                                                                                                    2,529,124
-----------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORT - 0.6%                AAR Corp. (a)                                                       2,900          48,111
                                    AMR Corp. (a)(c)                                                   25,100         246,482
                                    AirTran Holdings, Inc. (a)                                         12,300          29,889
                                    Aircastle Ltd.                                                      5,600          55,496
                                    Alaska Air Group, Inc. (a)                                          3,700          75,443
                                    Allegiant Travel Co. (a)                                            1,800          63,576
                                    Atlas Air Worldwide Holdings, Inc. (a)                              1,500          60,465
                                    Aviation General, Inc. (a)                                          1,200               0
                                    Continental Airlines, Inc. Class B (a)                             10,170         169,636
                                    Delta Air Lines, Inc. (a)                                          29,000         216,050
                                    ExpressJet Holdings, Inc. (a)                                       1,600             304
                                    Great Lakes Aviation Ltd. (a)                                         700           1,610
                                    Hawaiian Holdings, Inc. (a)                                         5,102          47,347
                                    JetBlue Airways Corp. (a)(b)                                       12,875          63,731
                                    LMI Aerospace, Inc. (a)                                             1,500          30,165
                                    Mesa Air Group, Inc. (a)                                            2,000             660
                                    Northwest Airlines Corp. (a)                                       22,100         199,563
                                    PHI, Inc. (a)                                                       1,900          70,167
                                    Pinnacle Airlines Corp. (a)                                         3,100          12,338
                                    Republic Airways Holdings, Inc. (a)                                 2,000          20,380
                                    SkyWest, Inc.                                                       4,600          73,508
                                    TransDigm Group, Inc. (a)                                           2,500          85,575
                                    UAL Corp. (b)                                                      11,030          96,954


                                                            2

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    US Airways Group, Inc. (a)                                         12,059  $       72,716
                                    Vanguard Airlines, Inc. (a)                                           200               0
                                                                                                               --------------
                                                                                                                    1,740,166
-----------------------------------------------------------------------------------------------------------------------------
APPAREL - 1.0%                      Aeropostale, Inc. (a)                                               6,425         206,307
                                    Ashworth, Inc. (a)                                                  3,400          11,424
                                    bebe Stores, Inc.                                                   3,150          30,775
                                    Brown Shoe Co., Inc.                                                3,100          50,778
                                    The Buckle, Inc.                                                    1,550          86,087
                                    Cache, Inc. (a)                                                     2,300          15,801
                                    Carter's, Inc. (a)                                                  4,600          90,758
                                    Cherokee, Inc.                                                      1,400          30,772
                                    Citi Trends, Inc. (a)                                               1,600          26,064
                                    Columbia Sportswear Co.                                             1,600          67,136
                                    Crocs, Inc. (a)                                                     8,600          30,788
                                    Deckers Outdoor Corp. (a)                                           1,300         135,304
                                    Dixie Group, Inc. (a)                                                 900           6,615
                                    Escalade, Inc.                                                        900           2,700
                                    Finlay Enterprises, Inc. (a)                                          600             132
                                    Fossil, Inc. (a)                                                    5,017         141,630
                                    G-III Apparel Group, Ltd. (a)                                       1,200          22,452
                                    GSI Commerce, Inc. (a)                                              3,000          46,440
                                    Guess?, Inc.                                                        5,600         194,824
                                    Hartmarx Corp. (a)                                                  2,100           3,927
                                    Heelys, Inc. (a)                                                    3,700          16,576
                                    Iconix Brand Group, Inc. (a)                                        5,981          78,231
                                    J. Crew Group, Inc. (a)(b)                                          5,100         145,707
                                    Joe's Jeans, Inc. (a)                                               2,300           2,530
                                    Jos. A. Bank Clothiers, Inc. (a)(b)                                 1,956          65,722
                                    K-Swiss, Inc. Class A                                               3,200          55,680
                                    Kenneth Cole Productions, Inc. Class A                              1,800          26,460
                                    Lacrosse Footwear, Inc.                                               500           8,000
                                    Maidenform Brands, Inc. (a)                                         1,600          23,216
                                    Mothers Work, Inc. (a)                                              1,200          16,656
                                    New York & Co. (a)                                                  2,600          24,804
                                    Oxford Industries, Inc.                                             1,600          41,328
                                    Perry Ellis International, Inc. (a)                                 1,800          26,838
                                    Phillips-Van Heusen Corp.                                           4,100         155,431
                                    Phoenix Footwear Group, Inc. (a)                                    1,000             950
                                    Quiksilver, Inc. (a)                                               12,500          71,750
                                    Rocky Brands, Inc. (a)                                              1,000           3,330
                                    Skechers U.S.A., Inc. Class A (a)                                   2,700          45,441
                                    Stage Stores, Inc.                                                  2,700          36,882
                                    Steven Madden Ltd. (a)                                              2,300          56,994
                                    Superior Uniform Group, Inc.                                        1,500          15,630
                                    Tandy Brands Accessories, Inc.                                        200             950
                                    Timberland Co. Class A (a)                                          3,500          60,795
                                    True Religion Apparel, Inc. (a)(b)                                  2,100          54,285


                                                            3

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Under Armour, Inc. Class A (a)(b)                                   3,400  $      107,984
                                    Unifi, Inc. (a)                                                     3,200          15,488
                                    Volcom, Inc. (a)                                                    2,200          38,016
                                    The Warnaco Group, Inc. (a)                                         4,400         199,276
                                    Weyco Group, Inc.                                                     400          13,388
                                    Wolverine World Wide, Inc.                                          5,000         132,300
                                    Xerium Technologies, Inc.                                             300           1,932
                                                                                                               --------------
                                                                                                                    2,743,284
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 4.2%                        Ameriana Bancorp                                                      200           1,724
                                    American Bancorp of New Jersey                                      1,200          11,964
                                    American National Bankshares, Inc.                                    400           6,600
                                    AmericanWest Bancorp                                                2,200           2,904
                                    Ameris Bancorp                                                        720          10,692
                                    Ames National Corp.                                                   700          18,165
                                    Arrow Financial Corp.                                                 470          13,823
                                    Associated Banc-Corp.                                              11,559         230,602
                                    BCSB Bancorp, Inc. (a)                                                631           6,367
                                    Bancfirst Corp.                                                     1,000          48,330
                                    The Bancorp, Inc. (a)                                               2,500          12,500
                                    Bancorp of New Jersey, Inc. (a)                                     1,300          14,040
                                    BancorpSouth, Inc.                                                  8,000         225,040
                                    Bank Mutual Corp.                                                   5,900          66,965
                                    Bank of Granite Corp.                                                 781           1,820
                                    Bank of Hawaii Corp.                                                4,000         213,800
                                    BankAtlantic Bancorp, Inc.                                          2,420          19,844
                                    BankFinancial Corp.                                                 1,000          14,680
                                    Bar Harbor Bankshares                                                 200           5,400
                                    Beneficial Mutual Bancorp, Inc. (a)                                 3,700          46,805
                                    Berkshire Bancorp, Inc.                                               300           2,994
                                    Boston Private Financial Holdings, Inc.                             5,500          48,070
                                    Bridge Bancorp, Inc.                                                1,200          23,700
                                    Brookline Bancorp, Inc.                                             6,099          78,006
                                    Bryn Mawr Bank Corp.                                                  500          10,990
                                    CFS Bancorp, Inc.                                                   2,600          24,050
                                    Camden National Corp.                                                 700          24,465
                                    Capital Bank Corp.                                                  1,100          10,450
                                    Capital City Bank Group, Inc. (b)                                     625          19,594
                                    Capitol Bancorp Ltd.                                                  720          14,033
                                    Capitol Federal Financial                                           2,140          94,866
                                    Cardinal Financial Corp.                                            4,200          33,936
                                    Carrollton Bancorp                                                    210           1,682
                                    Cascade Bancorp (b)                                                 2,975          26,448
                                    Center Bancorp, Inc.                                                2,988          30,298
                                    Center Financial Corp.                                              1,800          22,986
                                    Century Bancorp, Inc. Class A                                       1,300          19,461
                                    Chemical Financial Corp.                                            2,713          84,483
                                    Citizens & Northern Corp.                                             612          13,188


                                                             4

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Citizens Banking Corp.                                              8,985  $       27,674
                                    Citizens South Banking Corp.                                        2,428          17,069
                                    City Holding Co.                                                    1,800          76,050
                                    City National Corp.                                                 3,200         173,760
                                    CityBank                                                            2,050          31,980
                                    Clifton Savings Bancorp, Inc.                                         980          11,750
                                    CoBiz Financial, Inc. (b)                                           1,250          15,012
                                    The Colonial BancGroup, Inc. (b)                                   19,446         152,845
                                    Colony Bankcorp, Inc.                                                 500           5,200
                                    Columbia Banking System, Inc.                                       2,030          35,992
                                    Comm Bancorp, Inc.                                                    100           4,200
                                    Commerce Bancshares, Inc.                                           5,695         264,248
                                    Community Bancorp (a)                                               2,100          13,356
                                    Community Bank System, Inc.                                         3,300          82,995
                                    Community Trust Bancorp, Inc.                                       1,580          54,352
                                    Corus Bankshares, Inc. (b)                                          4,800          19,440
                                    Cullen/Frost Bankers, Inc.                                          4,640         278,400
                                    Danvers Bancorp, Inc.                                                 100           1,275
                                    Doral Financial Corp. (a)                                             677           7,393
                                    ESSA Bancorp, Inc.                                                  2,500          34,750
                                    East-West Bancorp, Inc. (b)                                         7,190          98,503
                                    Encore Bancshares, Inc. (a)                                         2,100          37,800
                                    Enterprise Financial Services Corp.                                   400           9,024
                                    EuroBancshares, Inc. (a)                                            1,400           3,626
                                    F.N.B. Corp.                                                        8,989         143,644
                                    FNB United Corp.                                                      300           2,193
                                    Farmers Capital Bank Corp.                                            300           8,106
                                    Financial Institutions, Inc.                                        2,000          40,020
                                    First BanCorp, Puerto Rico                                          8,600          95,116
                                    First Bancorp, North Carolina                                         600          10,260
                                    First Busey Corp. (b)                                               2,850          52,241
                                    First Cash Financial Services, Inc. (a)                             3,400          51,000
                                    First Citizens Banc Corp                                            1,000           9,840
                                    First Citizens BancShares, Inc. Class A                               590         105,610
                                    First Commonwealth Financial Corp. (b)                              7,300          98,331
                                    First Community Bancshares, Inc.                                    1,200          45,024
                                    First Federal Bancshares of Arkansas, Inc.                          1,200          11,880
                                    First Financial Bancorp                                             4,710          68,766
                                    First Financial Bankshares, Inc.                                    1,866          96,808
                                    First Financial Service Corp.                                         358           6,612
                                    First M&F Corp.                                                       600           6,858
                                    First Merchants Corp.                                               2,115          48,222
                                    First Midwest Bancorp, Inc.                                         5,075         123,018
                                    First Niagara Financial Group, Inc.                                 10,789        169,927
                                    The First of Long Island Corp.                                        400           9,700
                                    First Regional Bancorp (a)                                            600           3,750
                                    First South Bancorp, Inc.                                             600          10,362


                                                             5

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    First State Bancorp.                                                3,300  $       17,622
                                    FirstMerit Corp.                                                    7,300         153,300
                                    Fox Chase Bancorp, Inc. (a)                                         1,800          21,060
                                    Franklin Bank Corp. (a)(b)                                          4,300           2,107
                                    Frontier Financial Corp. (b)                                        5,400          72,522
                                    Fulton Financial Corp.                                             17,711         193,227
                                    Gateway Financial Holdings, Inc.                                    1,200           6,420
                                    German American Bancorp, Inc.                                         661           7,701
                                    Great Southern Bancorp, Inc.                                          600           7,650
                                    Greene County Bancshares, Inc.                                      1,800          42,318
                                    Guaranty Bancorp (a)                                                2,600          15,860
                                    Guaranty Financial Group, Inc. (a)                                  2,833          11,190
                                    Hancock Holding Co.                                                 2,900         147,900
                                    Hanmi Financial Corp.                                               5,856          29,573
                                    Harleysville National Corp.                                         1,698          28,832
                                    Hawthorn Bancshares, Inc.                                             250           6,093
                                    Heartland Financial USA, Inc.                                         400          10,024
                                    Heritage Commerce Corp.                                             1,900          28,918
                                    Home Bancshares, Inc.                                                 716          18,523
                                    Horizon Financial Corp.                                               625           5,675
                                    Imperial Capital Bancorp, Inc.                                        300           2,601
                                    Independent Bank Corp./MA                                           1,900          59,223
                                    Indiana Community Bancorp                                           1,200          17,880
                                    Integra Bank Corp.                                                  2,200          17,556
                                    Internet Capital Group, Inc. (a)                                    2,175          17,639
                                    Intervest Bancshares Corp.                                          2,100          16,023
                                    Investors Bancorp, Inc. (a)                                         2,600          39,130
                                    Irwin Financial Corp.                                               5,500          21,725
                                    Jefferson Bancshares, Inc.                                          2,500          23,375
                                    Kearny Financial Corp.                                              2,300          28,152
                                    Lakeland Bancorp, Inc.                                              2,500          29,225
                                    Lakeland Financial Corp.                                            1,700          37,332
                                    Legacy Bancorp, Inc./MA                                             1,900          25,650
                                    Macatawa Bank Corp.                                                   787           5,501
                                    MainSource Financial Group, Inc.                                    2,301          45,100
                                    Malvern Federal Bancorp, Inc.                                       1,300          13,039
                                    Mercantile Bank Corp.                                               2,170          17,317
                                    Merchants Bancshares, Inc.                                            350           8,488
                                    Metavante Technologies, Inc. (a)                                    8,100         156,006
                                    Midwest Banc Holdings, Inc.                                         1,000           4,000
                                    NBT Bancorp, Inc.                                                   3,460         103,523
                                    Nara Bancorp, Inc.                                                  3,100          34,720
                                    National Penn Bancshares, Inc.                                      8,227         120,114
                                    NewAlliance Bancshares, Inc.                                        8,200         123,246
                                    Newbridge Bancorp                                                   2,004           9,559
                                    North Valley Bancorp                                                2,200          13,112
                                    Northern States Financial Corp.                                       300           2,802


                                                             6

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Northfield Bancorp, Inc. (a)                                          700  $        8,477
                                    Norwood Financial Corp.                                               157           4,553
                                    OceanFirst Financial Corp.                                          2,000          36,240
                                    Ohio Valley Banc Corp.                                                875          17,938
                                    Old National Bancorp                                                6,932         138,779
                                    Old Second Bancorp, Inc. (b)                                        1,686          31,225
                                    Oriental Financial Group                                            2,794          49,901
                                    PFF Bancorp, Inc.                                                   1,660           2,075
                                    Pamrapo Bancorp, Inc.                                               1,000          10,200
                                    Park National Corp. (b)                                               830          64,740
                                    Parkvale Financial Corp.                                              300           4,725
                                    Peapack-Gladstone Financial Corp. (b)                                 563          18,861
                                    Penns Woods Bancorp, Inc.                                             800          23,200
                                    Pennsylvania Commerce Bancorp, Inc. (a)                               400          11,924
                                    Peoples Bancorp of North Carolina, Inc.                               363           4,095
                                    Peoples Bancorp, Inc.                                                 595          12,953
                                    Peoples Financial Corp.                                             1,200          22,812
                                    People's United Financial, Inc.                                    17,317         333,352
                                    Pinnacle Financial Partners, Inc. (a)                               1,480          45,584
                                    Popular, Inc. (b)                                                  25,939         215,034
                                    Porter Bancorp, Inc.                                                1,700          30,243
                                    Preferred Bank                                                      1,850          20,739
                                    Premierwest Bancorp                                                   400           3,228
                                    PrivateBancorp, Inc. (b)                                            3,200         133,312
                                    Prosperity Bancshares, Inc.                                         4,600         156,354
                                    Provident Bankshares Corp.                                          4,056          39,384
                                    Provident New York Bancorp                                          4,803          63,496
                                    Prudential Bancorp, Inc. of Pennsylvania                            2,500          25,125
                                    Republic Bancorp, Inc. Class A                                      1,348          40,871
                                    Republic First Bancorp, Inc. (a)                                    2,746          23,643
                                    Rockville Financial, Inc.                                           1,300          20,475
                                    Royal Bancshares of Pennsylvania Class A                              785           4,372
                                    S1 Corp. (a)                                                        6,000          36,720
                                    S&T Bancorp, Inc.                                                   2,600          95,758
                                    SCBT Financial Corp.                                                  300          11,280
                                    SVB Financial Group (a)                                             3,175         183,896
                                    SY Bancorp, Inc.                                                      310           9,492
                                    Sandy Spring Bancorp, Inc.                                          2,050          45,305
                                    Savannah Bancorp, Inc.                                                188           2,491
                                    Seacoast Banking Corp. of Florida (b)                               3,070          32,941
                                    Shore Bancshares, Inc. (b)                                            450          11,565
                                    Signature Bank (a)                                                  3,100         108,128
                                    Simmons First National Corp. Class A                                1,500          53,400
                                    The South Financial Group, Inc.                                     8,655          63,441
                                    Southside Bancshares, Inc.                                          1,652          41,630
                                    Southwest Bancorp, Inc.                                             2,500          44,175
                                    Southwest Georgia Financial Corp.                                     132           1,967


                                                             7

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    State Bancorp, Inc.                                                   725  $       10,803
                                    StellarOne Corp.                                                      925          19,120
                                    Sterling Bancorp                                                    2,605          37,668
                                    Sterling Bancshares, Inc.                                           8,025          83,861
                                    Suffolk Bancorp                                                     1,200          47,292
                                    Summit Financial Group, Inc.                                          500           5,875
                                    Sun Bancorp, Inc. (a)                                               1,309          17,737
                                    Superior Bancorp (a)                                                  250           2,113
                                    Susquehanna Bancshares, Inc.                                        8,900         173,728
                                    Synovus Financial Corp.                                            26,300         272,205
                                    TCF Financial Corp.                                                11,990         215,820
                                    TFS Financial Corp.                                                10,000         125,200
                                    Temecual Valley Bancorp, Inc.                                         400           2,180
                                    Texas Capital Bancshares, Inc. (a)                                  3,300          68,508
                                    Tompkins Trustco, Inc.                                                632          31,916
                                    Towne Bank                                                          1,500          33,000
                                    Trico Bancshares                                                      900          19,377
                                    TrustCo Bank Corp. NY                                               8,260          96,725
                                    Trustmark Corp.                                                     5,300         109,922
                                    UCBH Holdings, Inc.                                                12,850          82,369
                                    UMB Financial Corp.                                                 3,120         163,862
                                    Umpqua Holdings Corp. (b)                                           6,536          96,145
                                    Union Bankshares Corp.                                                750          18,000
                                    United Bancorp, Inc.                                                  336           3,360
                                    United Bankshares, Inc.                                             4,500         157,500
                                    United Community Financial Corp.                                    1,632           8,160
                                    United Financial Bancorp, Inc.                                      1,100          16,335
                                    United Western Bancorp, Inc.                                        1,600          20,000
                                    Univest Corp. of Pennsylvania                                         600          22,200
                                    Valley National Bancorp                                            13,206         276,806
                                    Vineyard National Bancorp (b)                                       2,625           3,281
                                    Virginia Commerce Bancorp (a)                                       3,080          19,250
                                    WSFS Financial Corp.                                                  900          54,000
                                    Washington Trust Bancorp, Inc.                                        800          21,280
                                    WesBanco, Inc.                                                      2,789          74,243
                                    West Coast Bancorp                                                  2,200          32,252
                                    Westamerica Bancorp.                                                2,800         161,084
                                    Western Alliance Bancorp (a)(b)                                     1,700          26,282
                                    Whitney Holding Corp.                                               6,725         163,081
                                    Wilmington Trust Corp.                                              5,900         170,097
                                    Wilshire Bancorp, Inc.                                              2,300          27,991
                                    Wintrust Financial Corp.                                            2,650          77,778
                                                                                                               --------------
                                                                                                                   11,476,805
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS MACHINES - 1.0%            3Com Corp. (a)                                                     32,590          75,935
                                    3D Systems Corp. (a)(b)                                             2,200          31,350
                                    ActivIdentity Corp. (a)                                             3,700           8,399
                                    Adaptec, Inc. (a)                                                  14,100          46,248


                                                             8

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    American Railcar Industries, Inc.                                   1,800  $       28,872
                                    American Software Class A                                           4,300          23,435
                                    Analogic Corp.                                                      1,400          69,664
                                    Arbitron, Inc.                                                      2,800         125,132
                                    Avocent Corp. (a)                                                   4,300          87,978
                                    Black Box Corp.                                                     1,300          44,889
                                    Borland Software Corp. (a)                                          5,300           8,109
                                    California First National Bancorp                                     600           5,994
                                    Charles & Colvard Ltd. (a)(b)                                       1,750           1,050
                                    Communication Intelligence Corp. (a)                                  700              80
                                    Concurrent Computer Corp. (a)                                         390           2,262
                                    Convera Corp. (a)                                                   9,200           9,844
                                    Cray, Inc. (a)                                                      2,475          12,821
                                    Diebold, Inc.                                                       5,600         185,416
                                    Digi International, Inc. (a)                                        1,000          10,200
                                    Digital Lightwave, Inc. (a)                                         3,600             144
                                    Emageon, Inc. (a)                                                   4,100           8,897
                                    Fair Isaac Corp.                                                    4,551         104,901
                                    Flow International Corp. (a)                                        4,500          22,860
                                    Foundry Networks, Inc. (a)                                         12,400         225,804
                                    Hanger Orthopedic Group, Inc. (a)                                   2,400          41,880
                                    Hypercom Corp. (a)                                                  3,100          12,338
                                    IKON Office Solutions, Inc.                                         7,200         122,472
                                    Immersion Corp. (a)                                                 3,600          20,952
                                    Integrated Device Technology, Inc. (a)                             16,770         130,471
                                    iRobot Corp. (a)(b)                                                 1,700          25,194
                                    LTX-Credence Corp. (a)                                             10,535          18,331
                                    Lantronix, Inc. (a)                                                 2,100             945
                                    MIPS Technologies, Inc. (a)                                         3,200          11,232
                                    Micros Systems, Inc. (a)                                            8,200         218,612
                                    Napster, Inc. (a)                                                   6,200          16,182
                                    Network Engines, Inc. (a)                                           7,500           4,200
                                    Omnicell, Inc. (a)                                                  3,800          49,970
                                    PAR Technology Corp. (a)                                            1,000           7,160
                                    Palm, Inc. (b)                                                      9,826          58,661
                                    Premiere Global Services, Inc. (a)                                  4,085          57,435
                                    Rackable Systems, Inc. (a)                                          3,600          35,316
                                    Rimage Corp. (a)                                                    1,600          22,336
                                    ScanSource, Inc. (a)                                                2,700          77,733
                                    Sigma Designs, Inc. (a)(b)                                          2,900          41,238
                                    Soapstone Networks, Inc. (a)                                        3,315          11,105
                                    SumTotal Systems, Inc. (a)                                            445           1,820
                                    Sybase, Inc. (a)                                                    7,555         231,334
                                    Tech Data Corp. (a)                                                 5,200         155,220
                                    Transact Technologies, Inc. (a)                                     1,140           9,074


                                                             9

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    VeriFone Holdings, Inc. (a)(b)                                      6,800  $      112,472
                                    White Electronic Designs Corp. (a)                                  3,100          15,500
                                                                                                               --------------
                                                                                                                    2,649,467
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 9.8%            4Kids Entertainment, Inc. (a)                                       1,000           7,060
                                    ABM Industries, Inc. (c)                                            3,500          76,440
                                    ACI Worldwide, Inc. (a)                                             3,300          57,816
                                    AMICAS, Inc. (a)                                                    3,400           8,160
                                    AMN Healthcare Services, Inc. (a)                                   2,420          42,519
                                    Aastrom Biosciences, Inc. (a)(b)                                   11,100           2,775
                                    Accenture Ltd. Class A                                             57,000       2,166,000
                                    Actuate Corp. (a)                                                   3,700          12,950
                                    Adept Technology, Inc. (a)                                             40             349
                                    Administaff, Inc.                                                   1,800          48,996
                                    Advent Software, Inc. (a)                                           2,000          70,460
                                    The Advisory Board Co. (a)                                          1,900          57,304
                                    Affymetrix, Inc. (a)                                                6,960          53,870
                                    Alfacell Corp. (a)                                                  3,400           2,312
                                    Alliance Data Systems Corp. (a)                                     5,700         361,266
                                    The Allied Defense Group, Inc. (a)                                  1,000           6,140
                                    Allied Healthcare International, Inc. (a)                           3,100           5,890
                                    Alnylam Pharmaceuticals, Inc. (a)                                   3,000          86,850
                                    Ambassadors International, Inc. (a)(b)                              1,800           3,582
                                    American Dental Partners, Inc. (a)                                    100           1,170
                                    American Ecology Corp.                                              2,160          59,767
                                    American Independence Corp. (a)                                        48             320
                                    American Public Education, Inc. (a)                                 1,500          72,420
                                    American Reprographics Co. (a)                                      2,600          44,850
                                    American Superconductor Corp. (a)(b)                                3,900          91,923
                                    Analysts International Corp. (a)                                      200             224
                                    Ansys, Inc. (a)                                                     7,906         299,400
                                    Arbinet-Thexchange, Inc.                                            4,700          12,831
                                    ArcSight, Inc. (a)                                                    200           1,526
                                    Ariba, Inc. (a)                                                     8,554         120,868
                                    Art Technology Group, Inc. (a)                                      8,471          29,818
                                    athenahealth, Inc. (a)                                              2,300          76,521
                                    Authentidate Holding Corp. (a)                                      2,000             920
                                    BSQUARE Corp. (a)                                                   1,150           4,117
                                    Bankrate, Inc. (a)                                                  1,700          66,147
                                    Baran Group Ltd.                                                      102           1,198
                                    Barrett Business Services, Inc.                                       600           7,788
                                    BearingPoint, Inc. (a)                                             23,400          12,168
                                    Blackbaud, Inc.                                                     4,748          87,600
                                    Blackboard, Inc. (a)                                                2,900         116,841
                                    Blue Coat Systems, Inc. (a)                                         3,940          55,908
                                    Bottomline Technologies, Inc. (a)                                   1,000          10,400
                                    Bowne & Co., Inc.                                                   2,100          24,255
                                    The Brink's Co.                                                     4,000         244,080


                                                             10

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Brocade Communications Systems, Inc. (a)                           37,657  $      219,164
                                    Brookdale Senior Living, Inc. (b)                                   4,200          92,358
                                    CACI International, Inc. Class A (a)                                3,100         155,310
                                    CBIZ, Inc. (a)                                                      7,245          61,220
                                    CDI Corp.                                                           1,200          26,796
                                    COMSYS IT Partners, Inc. (a)                                        1,400          13,608
                                    CRA International, Inc. (a)                                         1,400          38,472
                                    CSG Systems International, Inc. (a)                                 3,965          69,506
                                    Callidus Software Inc. (a)                                          1,900           7,524
                                    Callwave, Inc. (a)                                                     46              87
                                    Capella Education Co. (a)                                           1,600          68,576
                                    Career Education Corp. (a)                                          8,668         141,722
                                    Casella Waste Systems, Inc. (a)                                     3,500          41,090
                                    Cass Information Systems, Inc.                                        200           7,170
                                    Catapult Communications Corp. (a)                                   1,000           4,810
                                    Cbeyond Communications, Inc. (a)                                    2,800          40,292
                                    Cell Genesys, Inc. (a)                                              5,750           3,392
                                    Cerner Corp. (a)                                                    6,200         276,768
                                    Chemed Corp.                                                        2,500         102,650
                                    Chindex International Inc. (a)                                      1,450          15,747
                                    Chordiant Software, Inc. (a)                                        3,020          15,493
                                    Ciber, Inc. (a)                                                     3,800          26,562
                                    Cicero, Inc. (a)                                                        1               0
                                    Clean Harbors, Inc. (a)                                             2,000         135,100
                                    Clear Channel Outdoor Holdings, Inc. Class A (a)                    4,000          54,720
                                    Clearwire Corp. Class A (a)                                         7,200          85,536
                                    CoStar Group, Inc. (a)                                              2,100          95,319
                                    Cogent Communications Group, Inc. (a)(b)                            4,600          35,512
                                    Cogent, Inc. (a)                                                    4,200          42,924
                                    Collectors Universe, Inc.                                           1,700          15,810
                                    ComScore, Inc. (a)                                                  2,100          37,023
                                    CommVault Systems, Inc. (a)                                         3,600          43,380
                                    Computer Programs & Systems, Inc.                                   1,100          31,845
                                    Concur Technologies, Inc. (a)                                       4,400         168,344
                                    Constant Contact, Inc. (a)(b)                                       2,200          37,554
                                    Copart, Inc. (a)                                                    6,350         241,300
                                    Corinthian Colleges, Inc. (a)                                       8,235         123,525
                                    Cornell Cos., Inc. (a)                                              1,900          51,642
                                    Corporate Executive Board Co.                                       3,400         106,250
                                    Courier Corp.                                                         337           6,861
                                    Credit Acceptance Corp. (a)                                           281           4,777
                                    Cross Country Healthcare, Inc. (a)                                  3,600          58,644
                                    CuraGen Corp. (a)                                                   8,400           6,720
                                    CyberSource Corp. (a)                                               6,850         110,354
                                    DG FastChannel, Inc. (a)                                            1,840          40,333
                                    DMRC Corp. (a)                                                      1,029          11,988
                                    DST Systems, Inc. (a)                                               4,200         235,158


                                                             11

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    DeVry, Inc.                                                         5,500  $      272,470
                                    Delrek, Inc. (a)                                                    1,800          10,944
                                    Deltathree, Inc. Class A (a)                                          100               9
                                    Deluxe Corp.                                                        3,800          54,682
                                    DemandTec, Inc. (a)                                                 2,700          24,327
                                    Dice Holdings, Inc. (a)                                             3,100          22,010
                                    Digital River, Inc. (a)                                             3,600         116,640
                                    DivX, Inc. (a)                                                      3,200          20,704
                                    Dollar Financial Corp. (a)                                          1,800          27,702
                                    Dot Hill Systems Corp. (a)                                          4,100           9,225
                                    Double-Take Software, Inc. (a)                                      2,700          26,865
                                    Dun & Bradstreet Corp.                                              5,400         509,544
                                    Dyax Corp. (a)                                                      8,000          35,200
                                    ENGlobal Corp. (a)                                                    700           9,289
                                    EPIQ Systems, Inc. (a)                                              3,100          42,160
                                    EVCI Career Colleges Holding Corp. (a)                                  1               0
                                    EarthLink, Inc. (a)                                                11,300          96,050
                                    Ebix, Inc. (a)                                                        400          37,584
                                    Echelon Corp. (a)(b)                                                3,800          37,544
                                    Eclipsys Corp. (a)                                                  5,100         106,845
                                    Ediets.Com, Inc. (a)(b)                                               600           2,040
                                    Egain Communications Corp. (a)                                         20              10
                                    eLoyalty Corp. (a)                                                     40             200
                                    Electro Rent Corp.                                                    500           6,715
                                    EnergySolutions, Inc.                                               5,500          55,000
                                    Enliven Marketing Technologies Corp. (a)                            6,030           3,865
                                    Ennis, Inc.                                                         2,300          35,558
                                    Entrust, Inc. (a)                                                   4,200           9,030
                                    Epicor Software Corp. (a)                                           5,700          44,973
                                    eResearch Technology, Inc. (a)                                      4,575          54,488
                                    Euronet Worldwide, Inc. (a)                                         4,845          81,057
                                    Evolve Software, Inc. (a)                                               2               0
                                    Evolving Systems, Inc. (a)                                          3,200           4,960
                                    Exelixis, Inc. (a)                                                  9,700          58,976
                                    ExlService Holdings, Inc. (a)                                       2,300          20,194
                                    Exponent, Inc. (a)                                                  1,700          56,253
                                    F5 Networks, Inc. (a)                                               7,800         182,364
                                    FTI Consulting, Inc. (a)                                            4,750         343,140
                                    Factset Research Systems, Inc.                                      4,550         237,738
                                    FalconStor Software, Inc. (a)                                       5,800          31,088
                                    First Advantage Corp. Class A (a)                                   1,300          18,265
                                    Five Star Quality Care, Inc. (a)                                      308           1,155
                                    Forrester Research, Inc. (a)                                        1,300          38,116
                                    Franklin Covey Co. (a)                                              3,300          23,892
                                    Fuel Tech, Inc. (a)(b)                                              2,000          36,180
                                    G&K Services, Inc. Class A                                          1,800          59,490
                                    GP Strategies Corp. (a)                                             3,400          25,840


                                                             12

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    GSE Systems, Inc. (a)                                               1,103  $        7,721
                                    GTSI Corp. (a)                                                      1,700          10,659
                                    Gaiam, Inc. (a)                                                     2,460          26,076
                                    Genpact Ltd. (a)                                                    5,800          60,262
                                    Gentiva Health Services, Inc. (a)                                   3,200          86,208
                                    The Geo Group, Inc. (a)                                             5,200         105,092
                                    Gevity HR, Inc.                                                     2,700          19,656
                                    Gliatech, Inc. (a)                                                    100               0
                                    Global Cash Access, Inc. (a)                                        4,400          22,264
                                    Global Payments, Inc.                                               6,920         310,431
                                    Greenfield Online, Inc. (a)                                         3,000          52,200
                                    Guidance Software, Inc. (a)                                         3,000          14,070
                                    Gulfport Energy Corp. (a)                                           3,900          39,195
                                    HLTH Corp. (a)                                                     16,492         188,504
                                    The Hackett Group, Inc. (a)                                         4,200          22,848
                                    Hansen Natural Corp. (a)(b)                                         7,200         217,800
                                    Harris Interactive, Inc. (a)                                        3,900           6,747
                                    Harris Stratex Networks, Inc. Class A (a)                           3,300          25,773
                                    Harte-Hanks, Inc.                                                   4,300          44,591
                                    Heidrick & Struggles International, Inc.                            1,900          57,285
                                    Hewitt Associates, Inc. Class A (a)                                 8,920         325,045
                                    Hudson Highland Group, Inc. (a)                                     1,800          12,510
                                    Huron Consulting Group, Inc. (a)                                    2,000         113,960
                                    i2 Technologies, Inc. (a)                                           2,600          35,074
                                    I-many, Inc. (a)                                                    2,800           1,876
                                    ICF International, Inc. (a)                                         1,600          31,600
                                    ICT Group, Inc. (a)                                                   800           6,440
                                    IHS, Inc. Class A (a)                                               4,600         219,144
                                    ITT Educational Services, Inc. (a)                                  3,510         283,994
                                    Idenix Pharmaceuticals, Inc. (a)                                    3,800          27,474
                                    iGate Corp. (a)                                                     5,200          45,084
                                    Imergent, Inc. (b)                                                  1,800          20,160
                                    InFocus Corp. (a)                                                   3,900           5,733
                                    Infinity Pharmaceuticals, Inc. (a)                                  1,000           7,750
                                    infoGROUP, Inc.                                                     3,200          21,152
                                    InfoSpace, Inc.                                                     3,540          38,409
                                    Informatica Corp. (a)                                               9,000         116,910
                                    Innerworkings, Inc. (a)                                             4,500          49,905
                                    Innovative Solutions & Support, Inc.                                1,593           8,698
                                    InsWeb Corp. (a)                                                       83             442
                                    Insteel Industries, Inc.                                            1,300          17,667
                                    Insure.com, Inc. (a)                                                  366           1,281
                                    Integral Systems, Inc. (a)                                          2,480          51,510
                                    Interactive Data Corp.                                              3,600          90,792
                                    Interactive Intelligence, Inc. (a)                                  2,100          18,942
                                    Intermec, Inc. (a)                                                  4,200          82,488
                                    Internap Network Services Corp. (a)                                 2,510           8,735


                                                             13

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Intersections, Inc. (a)                                             1,000  $        8,130
                                    Interwoven, Inc. (a)                                                4,800          67,776
                                    Intevac, Inc. (a)                                                   2,200          23,408
                                    inVentiv Health, Inc. (a)                                           3,480          61,457
                                    Invitrogen Corp. (a)                                                8,600         325,080
                                    Ipass, Inc. (a)                                                     3,600           7,776
                                    Iron Mountain, Inc. (a)                                            17,375         424,124
                                    JDA Software Group, Inc. (a)                                        3,100          47,151
                                    Jack Henry & Associates, Inc.                                       7,800         158,574
                                    Jupitermedia Corp. (a)                                              1,900           2,204
                                    Kelly Services, Inc. Class A                                        3,600          68,580
                                    Kenexa Corp. (a)                                                    2,000          31,580
                                    Keryx Biopharmaceuticals, Inc. (a)                                  1,500             525
                                    Keynote Systems, Inc. (a)                                           2,700          35,775
                                    Kforce, Inc. (a)                                                    3,970          40,534
                                    Kinder Morgan Management LLC (a)                                    6,587         324,080
                                    Knology, Inc. (a)                                                   3,300          26,631
                                    Korn/Ferry International (a)                                        3,400          60,588
                                    Kratos Defense & Security Solutions, Inc. (a)                       4,400           8,668
                                    L-1 Identity Solutions, Inc. (a)                                    6,051          92,459
                                    LECG Corp. (a)                                                      3,500          28,245
                                    Lamar Advertising Co. Class A (a)(b)                                6,407         197,912
                                    Lawson Software, Inc. (a)                                          13,400          93,800
                                    Layne Christensen Co. (a)                                           2,000          70,860
                                    Learning Tree International, Inc. (a)                               1,900          23,655
                                    Lender Processing Services, Inc.                                    9,500         289,940
                                    Lincoln Educational Services Corp. (a)                              1,500          19,845
                                    Lionbridge Technologies, Inc. (a)                                   2,700           6,588
                                    LivePerson, Inc. (a)                                                5,600          16,296
                                    LoJack Corp. (a)                                                    3,000          20,070
                                    Local.com Corp. (a)                                                   500           1,135
                                    LookSmart, Ltd. (a)                                                 1,342           3,422
                                    Luminex Corp. (a)                                                   3,900          97,539
                                    MAXIMUS, Inc.                                                       2,000          73,680
                                    MIVA, Inc. (a)                                                      4,400           2,728
                                    MPS Group, Inc. (a)                                                 7,100          71,568
                                    MSC.Software Corp. (a)                                              2,900          31,030
                                    MWI Veterinary Supply, Inc. (a)                                     1,400          55,006
                                    Macquarie Infrastructure Co. LLC                                    4,600          60,766
                                    Macrovision Solutions Corp. (a)                                     7,999         123,025
                                    Magma Design Automation, Inc. (a)                                   4,440          17,849
                                    Management Network Group, Inc. (a)                                  3,900           3,510
                                    Manhattan Associates, Inc. (a)                                      2,700          60,318
                                    Manpower, Inc.                                                      6,816         294,179
                                    Mantech International Corp. Class A (a)                             1,995         118,284
                                    Marchex, Inc. Class B                                               3,200          32,928
                                    MarketAxess Holdings, Inc. (a)                                      1,200           9,684


                                                             14

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Marlin Business Services, Inc. (a)                                  2,800  $       23,744
                                    Mastech Holdings, Inc. (a)                                            347           2,635
                                    Maxygen, Inc. (a)                                                   4,900          20,727
                                    McAfee, Inc. (a)                                                    14,677        498,431
                                    Mechanical Technology, Inc. (a)                                       512             922
                                    Medical Staffing Network Holdings, Inc. (a)                         1,800           2,970
                                    Mentor Graphics Corp. (a)                                           7,200          81,720
                                    Merge Healthcare, Inc.                                              3,500           3,535
                                    Metro One Telecommunications, Inc. (a)                                925             278
                                    Michael Baker Corp. (a)                                               400          13,920
                                    MicroStrategy, Inc. Class A (a)                                       990          58,935
                                    Microvision, Inc. (a)(b)                                            7,600          14,744
                                    Mindspeed Technologies, Inc. (a)                                    1,193           2,839
                                    Monotype Imaging Holdings, Inc. (a)                                 1,100          12,243
                                    Morningstar, Inc. (a)                                               1,800          99,846
                                    NCI, Inc. Class A (a)                                                 900          25,632
                                    NCR Corp. (a)                                                       13,874        305,922
                                    NIC, Inc.                                                           3,200          22,080
                                    NMS Communications Corp. (a)                                        2,800           1,372
                                    NMT Medical, Inc. (a)                                               1,900           5,928
                                    NVE Corp. (a)(b)                                                      800          22,648
                                    National Instruments Corp.                                          5,800         174,290
                                    Natural Health Trends Corp. (a)                                       240             125
                                    Nautilus, Inc. (a)                                                  2,400          10,968
                                    NaviSite, Inc. (a)                                                    313             626
                                    Navigant Consulting, Inc. (a)                                       4,800          95,472
                                    NetFlix, Inc. (a)(b)                                                4,620         142,666
                                    NetScout Systems, Inc. (a)                                          1,600          17,024
                                    NetSol Technologies, Inc. (a)                                          20              36
                                    NetSuite, Inc. (a)                                                    800          14,416
                                    NeuStar, Inc. Class A (a)                                           7,600         151,164
                                    New Century Equity Holdings Corp. (a)                                 200              32
                                    New Frontier Media, Inc.                                            5,400          12,852
                                    New Motion, Inc.                                                    2,231           7,809
                                    NexCen Brands, Inc. (a)                                             4,100           1,148
                                    Nighthawk Radiology Holdings, Inc. (a)                              2,700          19,494
                                    Nutri/System, Inc. (b)                                              2,000          35,440
                                    ORBCOMM, Inc. (a)(b)                                                1,800           8,874
                                    Odyssey Marine Exploration, Inc. (a)                                3,200          14,528
                                    Omniture, Inc. (a)                                                  6,276         115,227
                                    On Assignment, Inc. (a)                                             2,500          19,700
                                    On2 Technologies, Inc. (a)(b)                                       16,300          5,542
                                    Online Resources Corp. (a)                                          1,900          14,763
                                    Onvia, Inc. (a)                                                        60             266
                                    OpenTV Corp. (a)                                                    13,000         18,330
                                    Openwave Systems, Inc. (a)                                          6,061           7,516
                                    Opnet Technologies, Inc. (a)                                        1,200          14,616


                                                             15

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Orbital Sciences Corp. (a)                                          4,800  $      115,056
                                    Orchid Cellmark, Inc. (a)                                           1,745           5,148
                                    Overland Storage, Inc. (a)                                            800             360
                                    PC Mall, Inc. (a)                                                   2,100          14,343
                                    PC-Tel, Inc.                                                        2,300          21,436
                                    PDI, Inc. (a)                                                         900           7,146
                                    PHH Corp. (a)                                                       4,500          59,805
                                    PLATO Learning, Inc. (a)                                            4,591          13,038
                                    PRG-Schultz International, Inc. (a)                                   570           5,107
                                    PROS Holdings, Inc. (a)                                               700           6,573
                                    Pacific Ethanol, Inc. (a)                                           2,900           4,031
                                    Parametric Technology Corp. (a)                                    11,200         206,080
                                    Pegasystems, Inc.                                                     500           6,455
                                    People Support, Inc. (a)                                            1,600          18,704
                                    Perficient, Inc. (a)                                                3,200          21,248
                                    Perot Systems Corp. Class A (a)                                     7,500         130,125
                                    Pfsweb, Inc. (a)                                                       25              60
                                    PharmaNet Development Group, Inc. (a)                               2,150          15,523
                                    Phase Forward, Inc. (a)                                             3,500          73,185
                                    Phoenix Technologies Ltd. (a)                                       3,200          25,568
                                    Polycom, Inc. (a)                                                   8,429         194,963
                                    Pomeroy IT Solutions, Inc. (a)                                      2,300          10,373
                                    Poniard Pharmaceuticals, Inc. (a)                                     933           3,984
                                    Pre-Paid Legal Services, Inc. (a)                                     930          38,372
                                    Prescient Applied Intelligence, Inc. (a)                               10               0
                                    Priceline.com, Inc. (a)                                             3,333         228,077
                                    Primus Guaranty Ltd. (a)                                            3,200           8,384
                                    The Princeton Review, Inc. (a)                                      1,600          12,800
                                    Progress Software Corp. (a)                                         3,400          88,366
                                    Protection One, Inc. (a)(b)                                         1,175          10,352
                                    The Providence Service Corp. (a)                                    1,600          15,680
                                    QAD, Inc.                                                           1,700          11,764
                                    Quality Systems, Inc.                                               2,200          92,972
                                    Quest Software, Inc. (a)                                            7,300          92,637
                                    Quixote Corp.                                                       1,000           8,200
                                    R.H. Donnelley Corp. (a)                                            7,822          15,566
                                    RPC, Inc.                                                           3,375          47,453
                                    Rackspace Hosting, Inc. (a)                                         1,900          18,563
                                    Radiant Systems, Inc. (a)                                           2,500          21,725
                                    RealNetworks, Inc. (a)                                              9,000          45,720
                                    Red Hat, Inc. (a)                                                  18,100         272,767
                                    Renaissance Learning, Inc.                                          1,700          22,083
                                    Republic Services, Inc. Class A                                    15,400         461,692
                                    Resources Connection, Inc. (a)                                      4,700         105,891
                                    RightNow Technologies, Inc. (a)                                     2,000          25,140
                                    Riverbed Technology, Inc. (a)                                       5,500          68,860
                                    Rural/Metro Corp. (a)                                               4,100          10,414


                                                             16

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    SAVVIS, Inc. (a)                                                    3,833  $       51,516
                                    SM&A (a)                                                            4,800          14,640
                                    SPAR Group, Inc. (a)                                                1,400           1,022
                                    SPSS, Inc. (a)                                                      2,009          58,984
                                    SRA International, Inc. Class A (a)                                 4,300          97,309
                                    SXC Health Solutions Corp. (a)                                        217           3,309
                                    SYNNEX Corp. (a)                                                    2,000          44,680
                                    Saba Software, Inc. (a)                                             1,229           3,982
                                    Salon Media Group, Inc. (a)                                            30              32
                                    Sapient Corp. (a)                                                   9,600          71,328
                                    Scientific Learning Corp. (a)                                         100             330
                                    SeaChange International, Inc. (a)                                   1,900          18,354
                                    Secure Computing Corp. (a)                                          3,200          17,536
                                    Selectica, Inc. (a)                                                 5,700           5,757
                                    Senomyx, Inc. (a)                                                   2,200           9,966
                                    Sequenom, Inc. (a)                                                  4,666         124,209
                                    Sirius XM Radio, Inc. (a)(b)                                      304,550         173,594
                                    Sirona Dental Systems, Inc. (a)                                     1,800          41,904
                                    Smith Micro Software, Inc. (a)                                      3,000          21,300
                                    Solera Holdings, Inc. (a)                                           5,600         160,832
                                    Sonic Foundry, Inc. (a)                                             6,500           3,705
                                    SonicWALL, Inc. (a)                                                 3,700          19,388
                                    Sourcefire, Inc. (a)                                                1,800          13,122
                                    Sourceforge, Inc. (a)                                               3,600           4,896
                                    Spartech Corp.                                                      2,300          22,770
                                    Spherion Corp. (a)                                                  3,600          17,532
                                    Standard Parking Corp. (a)                                            500          11,110
                                    The Standard Register Co.                                           1,800          17,730
                                    Stanley, Inc. (a)                                                   1,800          66,438
                                    Startek, Inc. (a)                                                     800           5,136
                                    Stericycle, Inc. (a)                                                8,200         483,062
                                    Stratasys, Inc. (a)                                                 2,440          42,627
                                    Strategic Diagnostics, Inc. (a)                                     5,000           8,100
                                    Strayer Education, Inc.                                             1,400         280,364
                                    SuccessFactors, Inc. (a)                                            1,900          20,710
                                    SupportSoft, Inc. (a)                                               3,000           9,000
                                    Switch and Data Facilities Co., Inc. (a)                            3,100          38,595
                                    Sycamore Networks, Inc. (a)                                         20,300         65,569
                                    Sykes Enterprises, Inc. (a)                                         2,400          52,704
                                    Symyx Technologies Inc. (a)                                         2,400          23,784
                                    Synchronoss Technologies, Inc. (a)                                  2,400          22,584
                                    Synopsys, Inc. (a)                                                  13,605        271,420
                                    Syntel, Inc.                                                        1,300          31,850
                                    Sypris Solutions, Inc.                                              1,300           2,093
                                    TNS, Inc. (a)                                                       2,700          52,299
                                    TRC Cos., Inc. (a)                                                    800           2,488


                                                             17

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Taleo Corp. Class A (a)                                             2,600  $       51,714
                                    TechTarget, Inc. (a)                                                1,100           7,700
                                    TechTeam Global, Inc. (a)                                           2,300          17,066
                                    Technology Solutions Co. (a)                                           15              53
                                    TeleCommunication Systems, Inc. Class A (a)                         3,600          24,876
                                    TeleTech Holdings, Inc. (a)                                         4,000          49,760
                                    Tetra Tech, Inc. (a)                                                5,925         142,556
                                    Tetra Technologies, Inc. (a)                                        7,550         104,568
                                    TheStreet.com, Inc.                                                 2,300          13,777
                                    Thomas Group, Inc.                                                  2,000           3,200
                                    Tibco Software, Inc. (a)                                            19,100        139,812
                                    TradeStation Group, Inc. (a)                                        4,200          39,270
                                    Trident Microsystems, Inc. (a)                                      6,700          16,080
                                    TrueBlue, Inc. (a)                                                  3,300          53,328
                                    URS Corp. (a)                                                       7,593         278,435
                                    Ultimate Software Group, Inc. (a)                                   2,600          70,200
                                    Unigene Laboratories, Inc. (a)                                     10,700          11,663
                                    United Online, Inc.                                                 8,074          75,976
                                    Universal Electronics, Inc. (a)                                     1,700          42,466
                                    Universal Technical Institute, Inc. (a)                             2,655          45,294
                                    VASCO Data Security International, Inc. (a)                         3,300          34,188
                                    VMware, Inc. (a)(b)                                                 3,900         103,896
                                    VSE Corp.                                                             700          23,611
                                    ValueClick, Inc. (a)                                                9,155          93,656
                                    Veraz Networks, Inc. (a)                                            3,300           3,531
                                    Verenium Corp. (a)(b)                                               5,300           4,982
                                    Viad Corp.                                                          1,450          41,746
                                    Vignette Corp. (a)                                                  3,630          38,986
                                    Virtusa Corp. (a)                                                   2,900          18,879
                                    VistaPrint Ltd. (a)                                                 4,200         137,928
                                    Vital Images, Inc. (a)                                              2,300          34,500
                                    Volt Information Sciences, Inc. (a)                                 1,600          14,368
                                    Waste Connections, Inc. (a)                                         6,625         227,238
                                    Watson Wyatt Worldwide, Inc.                                        4,240         210,855
                                    Wave Systems Corp. Class A (a)                                        666             293
                                    WebMD Health Corp. Class A (a)(b)                                     900          26,766
                                    Websense, Inc. (a)                                                  4,700         105,045
                                    Website Pros, Inc. (a)                                              3,523          19,024
                                    Weight Watchers International, Inc.                                 3,650         133,590
                                    Westaff, Inc. (a)                                                     500             180
                                    Wind River Systems, Inc. (a)                                        7,600          76,000
                                    WorldGate Communications, Inc. (a)                                    200               5
                                    Zix Corp. (a)                                                       5,200          11,752
                                                                                                               --------------
                                                                                                                   27,076,492
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%                    AEP Industries, Inc. (a)                                            1,200          24,000
                                    AMCOL International Corp.                                           1,900          59,394
                                    Aceto Corp.                                                         1,425          13,666
                                    Airgas, Inc.                                                        6,700         332,655


                                                             18

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Albemarle Corp.                                                     8,800  $      271,392
                                    Anika Therapeutics, Inc. (a)                                        1,400          10,122
                                    Arch Chemicals, Inc.                                                2,500          88,250
                                    Balchem Corp.                                                       1,800          48,006
                                    Bio-Rad Laboratories, Inc. Class A (a)                              1,900         188,328
                                    Brady Corp.                                                         4,000         141,120
                                    Cabot Corp.                                                         4,400         139,832
                                    Calgon Carbon Corp. (a)(b)                                          4,300          87,548
                                    Celanese Corp. Series A                                            15,200         424,232
                                    Chemtura Corp.                                                     20,300          92,568
                                    Cytec Industries, Inc.                                              3,800         147,858
                                    Entegris, Inc. (a)                                                 12,136          58,738
                                    Ferro Corp.                                                         4,500          90,450
                                    GenTek Inc. (a)                                                     1,500          38,565
                                    Georgia Gulf Corp.                                                  6,400          16,000
                                    H.B. Fuller Co.                                                     4,300          89,741
                                    Hawkins, Inc.                                                         300           5,256
                                    Huntsman Corp.                                                      9,600         120,960
                                    Innophos Holdings, Inc.                                             1,200          29,256
                                    KMG Chemicals, Inc.                                                 1,750          12,215
                                    Koppers Holdings, Inc.                                              2,200          82,302
                                    Kronos Worldwide, Inc.                                                482           6,387
                                    LSB Industries, Inc. (a)                                            1,800          24,930
                                    Landec Corp. (a)                                                    3,800          31,122
                                    Lubrizol Corp.                                                      6,615         285,371
                                    Mace Security International, Inc. (a)                                 450             567
                                    Matrixx Initiatives, Inc. (a)                                       1,600          28,784
                                    The Mosaic Co.                                                     14,600         993,092
                                    Nalco Holding Co.                                                  13,000         241,020
                                    NewMarket Corp.                                                     1,220          64,123
                                    OM Group, Inc. (a)                                                  3,100          69,750
                                    Olin Corp.                                                          6,492         125,945
                                    Omnova Solutions, Inc. (a)                                          2,400           4,776
                                    OxiGene, Inc. (a)                                                   2,000           2,220
                                    Penford Corp.                                                       1,300          22,997
                                    PolyOne Corp. (a)                                                   6,200          39,990
                                    Polypore International, Inc. (a)                                    2,000          43,020
                                    Quaker Chemical Corp.                                               1,100          31,306
                                    RPM International, Inc.                                            11,600         224,344
                                    Rentech, Inc. (a)(b)                                               26,700          35,511
                                    Repligen Corp. (a)                                                  1,900           8,949
                                    Rockwood Holdings, Inc. (a)                                         4,600         118,036
                                    Rogers Corp. (a)                                                    1,900          70,262
                                    Rollins, Inc.                                                       5,050          95,849
                                    SRS Labs Inc. (a)                                                   2,800          15,428
                                    Schawk, Inc.                                                        2,400          36,288
                                    Schulman A, Inc.                                                    3,300          65,274


                                                             19

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Sensient Technologies Corp.                                         3,500  $       98,455
                                    Solutia, Inc. (a)                                                   8,900         124,600
                                    Stepan Co.                                                            400          21,828
                                    TOR Minerals International, Inc. (a)                                1,300           1,365
                                    Terra Nitrogen Co. LP                                                 700          76,895
                                    Tredegar Corp.                                                      1,600          28,464
                                    Trex Co., Inc. (a)(b)                                               1,800          32,598
                                    Tronox, Inc. Class A                                                5,900           1,003
                                    Valspar Corp.                                                       9,100         202,839
                                    W.R. Grace & Co. (a)                                                5,200          78,624
                                    WD-40 Co.                                                           1,900          68,267
                                    Westlake Chemical Corp.                                             2,100          44,163
                                    Zep, Inc.                                                           1,600          28,224
                                    Zoltek Cos., Inc. (a)                                               2,800          47,908
                                                                                                               --------------
                                                                                                                    6,153,028
-----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.9%                 Aecom Technology Corp. (a)                                          7,100         173,524
                                    American Defense Systems, Inc. (a)                                 13,400          14,070
                                    American Woodmark Corp.                                             1,000          22,450
                                    Ameron International Corp.                                            600          42,990
                                    Apogee Enterprises, Inc.                                            3,100          46,593
                                    Armstrong World Industries, Inc.                                    1,800          52,020
                                    Beacon Roofing Supply, Inc. (a)                                     4,800          74,976
                                    Beazer Homes USA, Inc. (a)(b)                                       4,664          27,891
                                    BlueLinx Holdings, Inc.                                             2,000          10,580
                                    Brookfield Homes Corp. (b)                                          1,876          26,939
                                    Bucyrus International, Inc.                                         7,300         326,164
                                    Builders FirstSource, Inc. (a)(b)                                   1,900          11,381
                                    Building Material Holding Corp. (b)                                 2,180           1,024
                                    Cavco Industries, Inc. (a)                                            710          25,666
                                    Ceradyne, Inc. (a)                                                  2,675          98,065
                                    Comstock Homebuilding Cos., Inc. Class A (a)                        3,800             912
                                    Dycom Industries, Inc. (a)                                          3,033          39,490
                                    EMCOR Group, Inc. (a)                                               6,000         157,920
                                    Eagle Materials, Inc.                                               4,620         103,349
                                    Granite Construction, Inc.                                          3,150         112,833
                                    Great Lakes Dredge & Dock Corp.                                     6,000          37,860
                                    Hill International, Inc. (a)                                        2,000          27,700
                                    Hovnanian Enterprises, Inc. Class A (a)(b)                          6,300          50,337
                                    Huttig Building Products, Inc. (a)                                  1,400           2,926
                                    Insituform Technologies, Inc. Class A (a)                           2,000          29,920
                                    Interline Brands, Inc. (a)                                          1,900          30,799
                                    KBR, Inc.                                                          15,300         233,631
                                    L.S. Starrett Co. Class A                                             700          12,901
                                    LSI Industries, Inc.                                                2,950          24,397
                                    M/I Homes, Inc. (b)                                                 2,000          45,560
                                    MDC Holdings, Inc.                                                  3,516         128,650
                                    Martin Marietta Materials, Inc. (b)                                 3,600         403,128


                                                             20

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Mastec, Inc. (a)                                                    3,700  $       49,173
                                    Meritage Homes Corp. (a)                                            3,000          74,100
                                    NCI Building Systems, Inc. (a)                                      2,200          69,850
                                    NVR, Inc. (a)                                                         408         233,376
                                    Orion Marine Group, Inc. (a)                                          800           8,392
                                    Owens Corning, Inc. (a)                                             8,100         193,671
                                    PGT, Inc. (a)                                                         625           1,894
                                    Palm Harbor Homes, Inc. (a)                                         2,700          26,757
                                    Patriot Transportation Holding, Inc. (a)                              100           7,900
                                    Performance Technologies, Inc. (a)                                    500           2,190
                                    Perini Corp. (a)                                                    3,400          87,686
                                    Quanex Building Products Corp.                                      2,350          35,814
                                    Quanta Services, Inc. (a)                                          16,335         441,208
                                    Quest Resource Corp. (a)                                            4,000          10,640
                                    Ryland Group, Inc.                                                  4,200         111,384
                                    SBA Communications Corp. Class A (a)                               10,300         266,461
                                    Simpson Manufacturing Co., Inc.                                     2,900          78,561
                                    Skyline Corp.                                                       1,000          26,430
                                    Standard-Pacific Corp. (a)(b)                                      15,300          75,123
                                    Sterling Construction Co., Inc. (a)                                   400           6,480
                                    Texas Industries, Inc.                                              2,500         102,150
                                    Toll Brothers, Inc. (a)                                            12,300         310,329
                                    U.S. Concrete, Inc. (a)                                             5,600          25,032
                                    UMH Properties, Inc.                                                  500           3,475
                                    USG Corp. (a)(b)                                                    6,600         168,960
                                    WESCO International, Inc. (a)                                       4,300         138,374
                                    Walter Industries, Inc.                                             5,400         256,230
                                    Westell Technologies, Inc. Class A (a)                              5,300           3,763
                                    Woodbridge Holdings Corp. (a)                                         276             776
                                                                                                               --------------
                                                                                                                    5,212,825
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER - DURABLES - 0.5%          American Technology Corp. (a)                                       1,700             935
                                    Avis Budget Group, Inc. (a)                                         7,640          43,853
                                    Bassett Furniture Industries, Inc.                                    800           6,840
                                    Champion Enterprises, Inc. (a)                                      8,300          46,065
                                    Compx International, Inc.                                           2,400          13,224
                                    Conn's, Inc. (a)(b)                                                   800          14,968
                                    Design Within Reach, Inc. (a)                                       1,000           3,250
                                    Emerson Radio Corp. (a)                                             1,700           1,530
                                    Ethan Allen Interiors, Inc.                                         3,100          86,862
                                    Flexsteel Industries, Inc.                                            200           2,068
                                    Furniture Brands International, Inc.                                4,400          46,288
                                    Griffon Corp. (a)                                                   4,528          40,843
                                    Haverty Furniture Cos., Inc.                                        2,200          25,168
                                    Helen of Troy Ltd. (a)                                              2,800          63,756
                                    Hertz Global Holdings, Inc. (a)                                    13,200          99,924
                                    Hooker Furniture Corp.                                              1,700          30,175
                                    Interface, Inc. Class A                                             4,700          53,439
                                                             21
MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Kimball International, Inc. Class B                                 2,800  $       30,240
                                    Koss Corp.                                                            200           3,200
                                    La-Z-Boy, Inc.                                                      3,400          31,688
                                    Lifetime Brands, Inc.                                               2,500          24,375
                                    Mac-Gray Corp. (a)                                                    500           5,250
                                    Mohawk Industries, Inc. (a)(b)                                      4,664         314,307
                                    National Presto Industries, Inc.                                      400          29,800
                                    RSC Holdings, Inc. (a)                                              4,900          55,664
                                    Rockford Corp. (a)                                                  1,700           1,989
                                    Sealy Corp. (b)                                                     6,100          39,406
                                    Select Comfort Corp. (a)                                            5,250           8,663
                                    Stanley Furniture Co., Inc.                                         2,400          21,912
                                    Sturm Ruger & Co., Inc. (a)                                         1,600          11,104
                                    Tempur-Pedic International, Inc. (b)                                5,700          67,032
                                    Toro Co.                                                            3,890         160,657
                                    United Rentals, Inc. (a)                                            5,660          86,258
                                    Virco Manufacturing Corp.                                             642           2,202
                                                                                                              ---------------
                                                                                                                    1,472,935
-----------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.6%                   Crown Holdings, Inc. (a)                                           15,500         344,255
                                    Graphic Packaging Holding Co. (a)                                   8,800          22,000
                                    Greif, Inc.                                                         3,000         196,860
                                    Mobile Mini, Inc. (a)                                               3,400          65,722
                                    Owens-Illinois, Inc. (a)                                           16,700         490,980
                                    Silgan Holdings, Inc.                                               2,900         148,161
                                    Sonoco Products Co.                                                 8,600         255,248
                                    Temple-Inland, Inc.                                                 7,500         114,450
                                    Textainer Group Holdings Ltd.                                       1,900          28,861
                                    Trimas Corp. (a)                                                    3,600          23,616
                                                                                                               --------------
                                                                                                                    1,690,153
-----------------------------------------------------------------------------------------------------------------------------
DOMESTIC OIL - 4.1%                 Abraxas Petroleum Corp. (a)                                         7,700          20,097
                                    Alon USA Energy, Inc. (b)                                           1,500          20,220
                                    American Oil & Gas, Inc. (a)                                        7,400          19,314
                                    Approach Resources, Inc. (a)                                          400           5,784
                                    Arena Resources, Inc. (a)                                           3,800         147,630
                                    Atlas America, Inc.                                                 2,999         102,296
                                    Atlas Energy Resources LLC                                          3,400          87,720
                                    Atlas Pipeline Holdings LP                                          1,100          26,510
                                    BPZ Resources, Inc. (a)(b)                                          6,400         110,080
                                    Basic Energy Services, Inc. (a)                                     1,900          40,470
                                    Bill Barrett Corp. (a)                                              3,200         102,752
                                    Bolt Technology Corp. (a)                                           1,300          18,811
                                    BreitBurn Energy Partners LP (b)                                    4,400          65,384
                                    CNX Gas Corp. (a)                                                   2,800          62,692
                                    Callon Petroleum Co. (a)                                            1,100          19,833
                                    Cano Petroleum, Inc. (a)                                           10,900          25,179
                                    Carrizo Oil & Gas, Inc. (a)                                         2,800         101,556
                                    Clayton Williams Energy, Inc. (a)                                   1,100          77,583

                                                             22

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Clean Energy Fuels Corp. (a)(b)                                     3,000  $       42,450
                                    Comstock Resources, Inc. (a)                                        4,500         225,225
                                    Concho Resources, Inc. (a)                                          5,300         146,333
                                    Continental Resources, Inc. (a)                                     3,100         121,613
                                    Crosstex Energy LP (b)                                              3,200          58,432
                                    Delta Petroleum Corp. (a)                                           6,435          87,387
                                    Diamond Offshore Drilling, Inc.                                     6,500         669,890
                                    Dorchester Minerals LP                                              1,600          36,960
                                    Dresser-Rand Group, Inc. (a)                                        7,800         245,466
                                    Duncan Energy Partners LP                                             300           4,788
                                    EV Energy Partner LP                                                  200           3,800
                                    EXCO Resources, Inc. (a)                                           15,500         252,960
                                    Edge Petroleum Corp. (a)                                            5,600          10,024
                                    Enbridge Energy Management LLC (a)                                  1,650          69,086
                                    Enbridge Energy Partners LP                                         6,100         242,658
                                    Encore Acquisition Co. (a)                                          4,800         200,544
                                    Encore Energy Partners LP                                           2,700          58,914
                                    Endeavour International Corp. (a)                                  20,500          27,060
                                    Energy Partners Ltd. (a)                                            2,826          24,501
                                    Energy Transfer Equity LP                                          14,100         306,675
                                    FX Energy, Inc. (a)                                                 5,900          43,896
                                    Frontier Oil Corp.                                                 10,000         184,200
                                    GMX Resources Inc. (a)                                              1,500          71,700
                                    Gasco Energy, Inc. (a)                                              5,700          10,374
                                    GeoResources, Inc. (a)                                              1,200          13,752
                                    Geokinetics, Inc. (a)                                               1,500          28,500
                                    Global Industries Ltd. (a)                                          9,030          62,668
                                    Gulf Island Fabrication, Inc.                                       1,630          56,186
                                    Gulfmark Offshore, Inc. (a)                                         2,000          89,760
                                    Harvest Natural Resources, Inc. (a)                                 4,000          40,480
                                    Helix Energy Solutions Group, Inc. (a)                              7,984         193,852
                                    Hercules Offshore, Inc. (a)                                         8,900         134,924
                                    Hiland Holdings GP LP                                               1,800          37,062
                                    Hiland Partners LP                                                    600          21,780
                                    Holly Corp.                                                         4,700         135,924
                                    Inergy Holdings LP                                                  1,200          30,504
                                    Key Energy Services, Inc. (a)                                      12,700         147,320
                                    Legacy Reserves LP (b)                                              1,000          17,160
                                    Linn Energy LLC                                                     9,900         151,470
                                    Magellan Midstream Partners LP                                      5,900         191,160
                                    Mariner Energy, Inc. (a)                                            8,099         166,030
                                    MarkWest Energy Partners LP                                         4,582         115,833
                                    Matrix Service Co. (a)                                              2,000          38,200
                                    McMoRan Exploration Co. (a)(b)                                      5,100         120,564
                                    Meridian Resource Corp. (a)                                         5,100           9,384
                                    Newfield Exploration Co. (a)                                       12,598         403,010
                                    Northern Oil And Gas, Inc. (a)                                      1,900          15,447

                                                             23

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Nustar Energy LP                                                    3,700  $      157,139
                                    OYO Geospace Corp. (a)                                                700          27,496
                                    Panhandle Oil & Gas Inc.                                              200           5,726
                                    Patterson-UTI Energy, Inc.                                         14,810         296,496
                                    PetroHawk Energy Corp. (a)                                         24,301         525,631
                                    Petroquest Energy, Inc. (a)                                         4,400          67,540
                                    Pioneer Southwest Energy Partners LP                                  700          11,627
                                    Plains Exploration & Production Co. (a)                            10,219         359,300
                                    Pride International, Inc. (a)                                      15,800         467,838
                                    Quicksilver Resources, Inc. (a)                                    10,460         205,330
                                    Ram Energy Resources, Inc. (a)                                      7,700          22,253
                                    Rosetta Resources, Inc. (a)                                         5,300          97,308
                                    St. Mary Land & Exploration Co.                                     6,200         221,030
                                    Stone Energy Corp. (a)                                              2,809         118,905
                                    Suburban Propane Partners LP                                        2,500          83,950
                                    Sunoco Logistics Partners LP                                        1,700          75,225
                                    Superior Energy Services, Inc. (a)                                  7,726         240,588
                                    Superior Well Services, Inc. (a)                                    2,100          53,151
                                    Syntroleum Corp. (a)                                                9,000           9,810
                                    TEPPCO Partners LP                                                  6,800         177,684
                                    Teekay Corp.                                                        4,200         110,796
                                    Teekay Offshore Partners LP                                         1,400          16,170
                                    Transmontaigne Partners LP                                          1,900          39,843
                                    Tri-Valley Corp. (a)                                                4,300          27,262
                                    Ultra Petroleum Corp. (a)                                          15,200         841,168
                                    Union Drilling, Inc. (a)                                            1,300          13,767
                                    Vaalco Energy, Inc. (a)                                             6,500          44,460
                                    W&T Offshore, Inc.                                                  2,700          73,683
                                    Warren Resources, Inc. (a)                                          4,200          41,916
                                    Western Gas Partners LP                                             2,100          27,720
                                    Western Refining, Inc. (b)                                          3,000          30,330
                                    Whiting Petroleum Corp. (a)                                         4,300         306,418
                                    Williams Pipeline Partners LP                                       1,100          15,356
                                                                                                                -------------
                                                                                                                   11,232,733
-----------------------------------------------------------------------------------------------------------------------------
DRUGS & MEDICINE - 10.2%            AMAG Pharmaceuticals, Inc. (a)                                      1,800          69,714
                                    AMERIGROUP Corp. (a)                                                5,500         138,820
                                    ARYx Therapeutics, Inc. (a)                                         2,900          17,748
                                    ATS Medical, Inc. (a)                                               5,400          15,606
                                    AVANIR Pharmaceuticals Class A (a)                                  7,050           4,089
                                    AVI BioPharma, Inc. (a)                                             3,100           3,751
                                    Abaxis, Inc. (a)                                                    2,300          45,310
                                    Abiomed, Inc. (a)                                                   3,200          56,800
                                    The Abraxis Bioscience, Inc. (a)                                      613          42,272
                                    Acadia Pharmaceuticals, Inc. (a)                                    4,500          12,060
                                    Accelrys, Inc. (a)                                                  1,600           8,784
                                    Accuray, Inc. (a)                                                   4,800          38,736
                                    Acorda Therapeutics, Inc. (a)                                       3,300          78,705

                                                             24

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Acura Pharmaceuticals, Inc. (a)                                     2,200  $       15,466
                                    Adolor Corp. (a)                                                    7,200          24,840
                                    Advanced Medical Optics, Inc. (a)                                   4,935          87,744
                                    Affymax, Inc. (a)                                                   1,500          29,775
                                    Air Methods Corp. (a)                                               1,300          36,803
                                    Air Transport Services Group, Inc. (a)                              2,200           1,628
                                    Albany Molecular Research, Inc. (a)                                 2,000          36,180
                                    Alexion Pharmaceuticals, Inc. (a)                                   7,600         298,680
                                    Alexza Pharmaceuticals, Inc. (a)                                    3,600          17,784
                                    Align Technology, Inc. (a)                                          4,900          53,067
                                    Alkermes, Inc. (a)                                                 10,300         136,990
                                    Allegro Biodiesel Corp. (a)                                             2               0
                                    Alliance Imaging, Inc. (a)                                          3,300          33,891
                                    Allos Therapeutics, Inc. (a)                                        6,800          50,388
                                    Allscripts Healthcare Solutions, Inc.                               5,945          73,956
                                    Almost Family, Inc. (a)                                             1,000          39,550
                                    Alpharma, Inc. Class A (a)                                          4,500         166,005
                                    Altus Pharmaceuticals, Inc. (a)                                       500             555
                                    Amedisys, Inc. (a)                                                  2,667         129,803
                                    America Service Group, Inc. (a)                                     1,200          11,424
                                    American Medical Systems Holdings, Inc. (a)                         7,500         133,200
                                    Amicus Therapeutics, Inc. (a)                                       1,700          25,704
                                    Amsurg Corp. (a)                                                    2,400          61,128
                                    Amylin Pharmaceuticals, Inc. (a)                                   13,700         277,014
                                    Anadys Pharmaceuticals, Inc. (a)                                    1,700           4,505
                                    Anesiva, Inc. (a)                                                     400             600
                                    AngioDynamics, Inc. (a)                                             2,590          40,922
                                    Animal Health International, Inc. (a)                               3,100          25,544
                                    Antigenics, Inc. (a)(b)                                             9,300          14,694
                                    Apria Healthcare Group, Inc. (a)                                    3,100          56,544
                                    Arcadia Resources, Inc. (a)                                         1,900             418
                                    Ardea Biosciences, Inc. (a)                                         2,000          27,660
                                    Arena Pharmaceuticals, Inc. (a)                                     8,240          41,200
                                    Ariad Pharmaceuticals, Inc. (a)                                     8,800          21,736
                                    Arqule, Inc. (a)                                                    2,430           7,825
                                    Array Biopharma, Inc. (a)                                           4,300          33,024
                                    ArthroCare Corp. (a)(b)                                             2,700          74,844
                                    Aspect Medical Systems, Inc. (a)                                    1,100           5,720
                                    AspenBio Pharma, Inc. (a)                                             700           4,368
                                    Assisted Living Concepts, Inc. (a)                                  4,800          30,576
                                    Atherogenics, Inc. (a)(b)                                           8,400           2,940
                                    Auxilium Pharmaceuticals, Inc. (a)                                  3,900         126,360
                                    Avant Immunotherapeutics, Inc. (a)                                  1,766          20,538
                                    Avigen, Inc. (a)                                                    1,000           4,000
                                    Beckman Coulter, Inc.                                               5,700         404,643
                                    Bio-Reference Labs, Inc. (a)                                        1,700          49,130
                                    BioCryst Pharmaceuticals, Inc. (a)                                  1,700           5,338

                                                            25

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    BioForm Medical, Inc. (a)                                           1,000  $        3,920
                                    BioMarin Pharmaceuticals, Inc. (a)                                  9,900         262,251
                                    BioMimetic Therapeutics, Inc. (a)                                     400           4,424
                                    BioSphere Medical, Inc. (a)                                           900           3,150
                                    Biodel, Inc. (a)                                                      600           2,010
                                    Biolase Technology, Inc. (a)                                        2,400           4,536
                                    Biopure Corp. Class A (a)                                           3,363             740
                                    Bioscript, Inc. (a)                                                 2,596           7,736
                                    CONMED Corp. (a)                                                    2,050          65,600
                                    CPEX Pharmaceuticals, Inc. (a)                                         90           1,687
                                    CV Therapeutics, Inc. (a)                                           5,800          62,640
                                    Cadence Pharmaceuticals, Inc. (a)                                     900           7,992
                                    Calypte Biomedical Corp. (a)                                       16,300             326
                                    Cambrex Corp. (a)                                                   2,100          12,915
                                    Caraco Pharmaceutical Laboratories Ltd. (a)                         1,200          15,012
                                    Cardiac Science Corp. (a)                                           3,210          33,255
                                    Cardica, Inc. (a)                                                   2,700          21,978
                                    CardioNet, Inc. (a)                                                   500          12,480
                                    Cardiodynamics International Corp. (a)                                414             600
                                    Cardiotech International, Inc. (a)                                  1,476             649
                                    Celera Corp. (a)                                                    6,300          97,335
                                    Cell Therapeutics, Inc. (a)(b)                                        395             284
                                    Centene Corp. (a)                                                   3,600          73,836
                                    Cephalon, Inc. (a)                                                  6,500         503,685
                                    Cerus Corp. (a)                                                     1,400           5,782
                                    Charles River Laboratories International, Inc. (a)                  6,492         360,501
                                    Chelsea Therapeutics International, Inc. (a)                          100             325
                                    Clarient, Inc. (a)                                                 10,700          18,725
                                    Clinical Data, Inc. (a)                                               687          11,047
                                    Columbia Laboratories, Inc. (a)(b)                                  7,400          19,388
                                    Community Health Systems, Inc. (a)                                  9,200         269,652
                                    Conceptus, Inc. (a)                                                 3,200          53,056
                                    The Cooper Cos., Inc.                                               4,643         161,391
                                    Corvel Corp. (a)                                                    1,400          40,054
                                    Cougar Biotechnology, Inc. (a)                                      1,900          63,441
                                    Covance, Inc. (a)                                                   5,600         495,096
                                    CryoLife, Inc. (a)                                                  2,000          26,240
                                    Cubist Pharmaceuticals, Inc. (a)                                    5,900         131,157
                                    Curis, Inc. (a)                                                     3,300           3,828
                                    Cutera, Inc. (a)                                                      900           9,549
                                    Cyberonics, Inc. (a)(b)                                             2,500          42,500
                                    Cynosure, Inc. Class A (a)                                          1,600          28,704
                                    Cypress Bioscience, Inc. (a)                                        4,200          30,870
                                    CytRx Corp. (a)                                                    10,200           5,202
                                    Cytokinetics, Inc. (a)                                              1,700           8,058
                                    Datascope Corp.                                                     1,400          72,282
                                    Daxor Corp.                                                           900          14,580

                                                            26

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Dendreon Corp. (a)(b)                                               9,930  $       56,700
                                    Dentsply International, Inc.                                       13,300         499,282
                                    Depomed, Inc. (a)                                                   7,300          26,645
                                    DexCom, Inc. (a)                                                    3,900          24,141
                                    Dialysis Corp. of America (a)                                       1,300          10,205
                                    Discovery Laboratories, Inc. (a)                                   10,100          18,887
                                    Durect Corp. (a)                                                    7,200          40,320
                                    Dusa Pharmaceuticals, Inc. (a)                                      1,300           1,495
                                    Dynacq Healthcare, Inc. (a)                                             4              15
                                    Dynavax Technologies Corp. (a)                                      4,700           6,815
                                    EPIX Pharmaceuticals, Inc. (a)                                      7,566           7,793
                                    Edwards Lifesciences Corp. (a)                                      4,600         265,696
                                    Emergency Medical Services Corp. (a)                                1,200          35,856
                                    Emergent Biosolutions, Inc. (a)                                       600           7,854
                                    Emeritus Corp. (a)                                                  2,100          52,290
                                    Emisphere Technologies, Inc. (a)                                    4,800           9,504
                                    Endo Pharmaceuticals Holdings, Inc. (a)                            10,400         208,000
                                    Endologix, Inc. (a)                                                 6,200          12,586
                                    Entremed, Inc. (a)                                                  4,300           1,591
                                    Enzo Biochem, Inc. (a)                                              2,473          27,154
                                    Enzon Pharmaceuticals, Inc. (a)                                     5,900          43,542
                                    EpiCept Corp. (a)(b)                                                  673             619
                                    Escalon Medical Corp. (a)                                             725           1,457
                                    ev3, Inc. (a)                                                       7,183          72,117
                                    Exact Sciences Corp. (a)                                            1,600           1,456
                                    Exactech, Inc. (a)                                                    700          15,568
                                    FGX International Holdings Ltd. (a)                                 2,500          27,675
                                    Fonar Corp. (a)                                                       692             817
                                    GTx, Inc. (a)(b)                                                    2,600          49,452
                                    Gen-Probe, Inc. (a)                                                 5,200         275,860
                                    GenVec, Inc. (a)                                                      900           1,089
                                    Genaera Corp. (a)                                                     566             283
                                    Genelabs Technologies, Inc. (a)                                     1,060             456
                                    Genentech, Inc. (a)                                                46,640       4,136,035
                                    Genomic Health, Inc. (a)                                            2,300          52,095
                                    Genoptix, Inc. (a)                                                    900          29,403
                                    Genta, Inc. (a)                                                     1,300             351
                                    Geron Corp. (a)(b)                                                  4,000          15,800
                                    Greatbatch, Inc. (a)                                                2,300          56,442
                                    HMS Holdings Corp. (a)                                              2,500          59,900
                                    Haemonetics Corp. (a)                                               2,600         160,472
                                    Halozyme Therapeutics, Inc. (a)                                     7,300          53,582
                                    Hansen Medical, Inc. (a)(b)                                         1,800          24,192
                                    Health Grades Inc. (a)                                              5,100          14,484
                                    Health Management Associates, Inc. Class A (a)                     23,880          99,341
                                    Health Net, Inc. (a)                                                9,080         214,288
                                    HealthExtras, Inc. (a)                                              3,800          99,256

                                                             27

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    HealthSouth Corp. (a)                                               7,600  $      140,068
                                    HealthSpring, Inc. (a)                                              4,400          93,104
                                    HealthTronics, Inc. (a)                                             1,900           5,548
                                    Healthcare Services Group, Inc.                                     3,077          56,278
                                    Healthways, Inc. (a)                                                3,600          58,068
                                    Helicos BioSciences Corp. (a)                                         500             860
                                    Hemispherx Biopharma, Inc. (a)                                      1,300             468
                                    Henry Schein, Inc. (a)                                              8,600         463,024
                                    Herbalife Ltd.                                                      6,200         245,024
                                    Hi-Tech Pharmacal Co., Inc. (a)                                     1,075          10,557
                                    Hill-Rom Holdings, Inc.                                             6,045         183,224
                                    Hollis-Eden Pharmaceuticals, Inc. (a)                               2,300           2,783
                                    Hologic, Inc. (a)                                                  23,936         462,683
                                    Hooper Holmes, Inc. (a)                                             4,600           5,980
                                    Human Genome Sciences, Inc. (a)                                    13,800          87,630
                                    Hydron Technologies, Inc. (a)                                       2,900              58
                                    I-Flow Corp. (a)                                                    2,700          25,137
                                    ICU Medical, Inc. (a)                                               1,600          48,656
                                    II-VI, Inc. (a)                                                     2,600         100,516
                                    IPC The Hospitalist Co., Inc. (a)                                     600          15,420
                                    Idera Pharmaceuticals, Inc. (a)                                       700           9,849
                                    Idexx Laboratories, Inc. (a)                                        5,800         317,840
                                    ImClone Systems, Inc. (a)                                           6,321         394,683
                                    Immucor, Inc. (a)                                                   7,037         224,903
                                    ImmunoGen, Inc. (a)                                                 2,900          14,239
                                    Immunomedics, Inc. (a)                                              8,300          14,774
                                    Incyte Corp. (a)                                                    9,000          68,850
                                    Indevus Pharmaceuticals, Inc. (a)                                  10,100          33,835
                                    Insmed, Inc. (a)                                                    4,200           2,100
                                    Inspire Pharmaceuticals, Inc. (a)                                   6,400          22,848
                                    Insulet Corp. (a)                                                   2,300          32,016
                                    Integra LifeSciences Holdings Corp. (a)                             2,300         101,269
                                    InterMune, Inc. (a)(b)                                              3,800          65,018
                                    Introgen Therapeutics, Inc. (a)(b)                                  2,600           1,768
                                    Invacare Corp.                                                      3,500          84,490
                                    Inverness Medical Innovations, Inc. (a)                             6,975         209,250
                                    Isis Pharmaceuticals, Inc. (a)                                      8,900         150,321
                                    Ista Pharmaceuticals, Inc. (a)                                      5,300           8,427
                                    Javelin Pharmaceuticals, Inc. (a)                                   6,200          16,120
                                    Jazz Pharmaceuticals, Inc. (a)                                        700           3,458
                                    K-V Pharmaceutical Co. Class A (a)                                  2,900          65,859
                                    Kendle International, Inc. (a)                                      1,600          71,536
                                    Kensey Nash Corp. (a)                                               1,500          47,190
                                    Kindred Healthcare, Inc. (a)                                        3,190          87,948
                                    Kinetic Concepts, Inc. (a)                                          4,215         120,507
                                    LCA-Vision, Inc. (b)                                                2,450          11,368
                                    LHC Group, Inc. (a)                                                 2,000          56,960

                                                             28

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    La Jolla Pharmaceutical Co. (a)                                     5,540  $        6,205
                                    Lakeland Industries, Inc. (a)                                       1,210          15,609
                                    Landauer, Inc.                                                        700          50,925
                                    Langer, Inc. (a)                                                      300             270
                                    Lectec Corp. (a)                                                      800           3,400
                                    Lexicon Genetics, Inc. (a)                                          3,000           5,340
                                    LifePoint Hospitals, Inc. (a)                                       5,345         171,788
                                    Ligand Pharmaceuticals, Inc. Class B (a)                            8,200          24,190
                                    Lincare Holdings, Inc. (a)                                          7,100         213,639
                                    MAP Pharmaceuticals, Inc. (a)                                         300           3,036
                                    MEDTOX Scientific, Inc. (a)                                         1,600          19,744
                                    Magellan Health Services, Inc. (a)                                  3,879         159,272
                                    MannKind Corp. (a)                                                  9,400          36,284
                                    Mannatech, Inc. (b)                                                 3,100          12,400
                                    Martek Biosciences Corp.                                            3,400         106,828
                                    Masimo Corp. (a)                                                    4,400         163,680
                                    MedAssets, Inc. (a)                                                 3,100          53,320
                                    MedCath Corp. (a)                                                   1,500          26,880
                                    Medarex, Inc. (a)                                                  10,600          68,582
                                    Medical Action Industries, Inc. (a)                                 1,600          21,008
                                    Medicines Co. (a)                                                   5,370         124,691
                                    Medicis Pharmaceutical Corp. Class A                                5,100          76,041
                                    Medifast, Inc. (a)                                                  2,100          14,301
                                    Medis Technologies Ltd. (a)(b)                                      2,830           5,094
                                    Medivation, Inc. (a)(b)                                             2,900          76,734
                                    Memory Pharmaceuticals Corp. (a)                                      100              20
                                    Mentor Corp. (b)                                                    3,500          83,510
                                    Meridian Bioscience, Inc.                                           3,125          90,750
                                    Merit Medical Systems, Inc. (a)                                     2,768          51,955
                                    Metabolix, Inc. (a)                                                 2,500          27,200
                                    Metropolitan Health Networks, Inc. (a)                                300             570
                                    Micromet, Inc. (a)                                                    533           2,361
                                    Micrus Endovascular Corp. (a)                                       2,100          29,295
                                    MiddleBrook Pharmaceuticals, Inc. (a)                               8,000          12,000
                                    Mine Safety Appliances Co.                                          2,300          87,676
                                    Molecular Insight Pharmaceuticals, Inc. (a)                           400           3,072
                                    Molina Healthcare, Inc. (a)                                         2,000          62,000
                                    Momenta Pharmaceuticals, Inc. (a)                                   2,700          35,397
                                    Monogram Biosciences, Inc. (a)                                     16,460          12,510
                                    Myriad Genetics, Inc. (a)                                           4,400         285,472
                                    NBTY, Inc. (a)                                                      4,800         141,696
                                    NPS Pharmaceuticals, Inc. (a)                                       4,840          34,558
                                    Nabi Biopharmaceuticals (a)                                         3,500          16,310
                                    Nanosphere, Inc. (a)                                                  200           1,706
                                    National Dentex Corp. (a)                                             150             915
                                    National Healthcare Corp.                                             400          18,848
                                    Natus Medical, Inc. (a)                                             2,900          65,714

                                                             29

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Nektar Therapeutics (a)                                             8,600  $       30,874
                                    Neopharm, Inc. (a)                                                  4,486             989
                                    Neose Technologies, Inc. (a)                                        1,900             608
                                    Neurocrine Biosciences, Inc. (a)                                    5,345          25,068
                                    Neurogen Corp. (a)                                                  2,600             624
                                    Neurometrix, Inc. (a)(b)                                            1,700           1,615
                                    Nile Therapeutics, Inc. (a)                                         4,900          19,747
                                    Northfield Laboratories, Inc. (a)(b)                                3,000             840
                                    Nova Biosource Fuels, Inc. (a)                                     19,600           2,940
                                    Novacea, Inc. (a)                                                   4,000           6,160
                                    Novavax, Inc. (a)                                                   6,500          18,850
                                    Noven Pharmaceuticals, Inc. (a)                                     3,000          35,040
                                    NuVasive, Inc. (a)                                                  3,600         177,588
                                    Nutraceutical International Corp. (a)                               1,400          15,470
                                    Nuvelo, Inc. (a)                                                   10,221           4,497
                                    NxStage Medical, Inc. (a)                                           5,300          22,366
                                    OSI Pharmaceuticals, Inc. (a)                                       5,767         284,255
                                    Obagi Medical Products, Inc. (a)                                    2,700          26,946
                                    Odyssey HealthCare, Inc. (a)                                        3,850          39,078
                                    Omnicare, Inc.                                                      9,700         279,069
                                    Omrix Biopharmaceuticals, Inc. (a)                                  1,600          28,704
                                    Onyx Pharmaceuticals, Inc. (a)                                      5,600         202,608
                                    Opko Health, Inc. (a)(b)                                            8,100          14,175
                                    Optimer Pharmaceuticals, Inc. (a)                                   2,400          19,080
                                    OraSure Technologies, Inc. (a)                                      4,775          23,493
                                    Ore Pharmaceuticals, Inc. (a)                                         380             296
                                    Orexigen Therapeutics, Inc. (a)                                     1,200          12,948
                                    Orthofix International NV (a)                                       1,700          31,671
                                    Orthologic Corp. (a)                                                4,100           3,608
                                    Orthovita, Inc. (a)                                                 5,920          15,392
                                    Oscient Pharmaceuticals Corp. (a)                                     550             605
                                    Osiris Therapeutics, Inc. (a)(b)                                    1,300          25,077
                                    Osteotech, Inc. (a)                                                 3,300          14,058
                                    Owens & Minor, Inc.                                                 3,500         169,750
                                    PDL BioPharma, Inc.                                                11,400         106,134
                                    PSS World Medical, Inc. (a)                                         4,800          93,600
                                    Pain Therapeutics, Inc. (a)                                         4,500          43,965
                                    Panacos Pharmaceuticals, Inc. (a)                                  11,006           3,302
                                    Par Pharmaceutical Cos., Inc. (a)                                   2,800          34,412
                                    Parexel International Corp. (a)                                     5,800         166,228
                                    Pediatrix Medical Group, Inc. (a)                                   4,800         258,816
                                    Penwest Pharmaceuticals Co. (a)                                     4,600           9,476
                                    Peregrine Pharmaceuticals, Inc. (a)(b)                             20,800           6,885
                                    Perrigo Co.                                                         7,500         288,450
                                    PetMed Express, Inc. (a)                                            3,100          48,670
                                    PharMerica Corp. (a)                                                3,423          76,983
                                    Pharmaceutical Product Development, Inc.                           10,100         417,635

                                                             30

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Pharmacopeia Drug Discovery, Inc. (a)                               4,000  $        5,960
                                    Pharmacyclics, Inc. (a)                                             2,290           4,626
                                    Pharmasset, Inc. (a)                                                2,100          41,895
                                    Pharmos Corp. (a)                                                   1,140             205
                                    Power Medical Interventions, Inc. (a)                               2,900           9,338
                                    Pozen, Inc. (a)                                                     3,300          34,683
                                    Prestige Brands Holdings, Inc. (a)                                  2,500          22,200
                                    Progenics Pharmaceuticals, Inc. (a)                                 3,200          42,592
                                    Psychemedics Corp.                                                    125           1,838
                                    Psychiatric Solutions, Inc. (a)                                     5,032         190,964
                                    Questcor Pharmaceuticals, Inc. (a)                                  7,600          55,860
                                    Quidel Corp. (a)                                                    2,100          34,461
                                    RTI Biologics, Inc. (a)                                             2,900          27,115
                                    RXi Pharmaceuticals Corp. (a)                                         507           4,137
                                    RadNet, Inc. (a)                                                    6,600          26,466
                                    Regeneron Pharmaceuticals, Inc. (a)                                 6,800         148,444
                                    RehabCare Group, Inc. (a)                                           2,100          38,010
                                    Reliv International, Inc.                                           1,600           8,080
                                    Repros Therapeutics, Inc. (a)                                       1,300           9,243
                                    Res-Care, Inc. (a)                                                  1,500          27,210
                                    ResMed, Inc. (a)                                                    7,500         322,500
                                    Retractable Technologies, Inc. (a)                                  1,300           1,820
                                    Rexahn Pharmaceuticals, Inc. (a)(b)                                 5,000           6,450
                                    Rigel Pharmaceuticals, Inc. (a)                                     3,665          85,578
                                    Rochester Medical Corp. (a)                                         2,100          27,846
                                    Salix Pharmaceuticals Ltd. (a)                                      5,703          36,556
                                    Sangamo Biosciences, Inc. (a)(b)                                    4,100          31,570
                                    Santarus, Inc. (a)                                                  2,700           5,481
                                    Savient Pharmaceuticals, Inc. (a)                                   5,484          81,766
                                    Sciclone Pharmaceuticals, Inc. (a)                                  5,700           6,441
                                    Sciele Pharma, Inc.                                                 3,750         115,463
                                    Seattle Genetics, Inc. (a)                                          6,700          71,690
                                    Sepracor, Inc. (a)                                                 10,355         189,600
                                    Skilled Healthcare Group, Inc. Class A (a)                          2,700          42,903
                                    Somaxon Pharmaceuticals, Inc. (a)                                   3,000           9,450
                                    Sonic Innovations, Inc. (a)                                         3,500           8,890
                                    SonoSite, Inc. (a)                                                  2,000          62,800
                                    Sparta Surgical Corp. (a)                                           1,900               0
                                    Spectranetic Corp. (a)                                              3,800          17,594
                                    Spectrum Pharmaceuticals, Inc. (a)                                     16              23
                                    Staar Surgical Co. (a)                                              2,400          10,776
                                    Star Scientific, Inc. (a)(b)                                       10,100          35,956
                                    StemCells, Inc. (a)                                                 5,400           5,562
                                    Stereotaxis, Inc. (a)                                               2,600          15,730
                                    Steris Corp.                                                        6,000         225,480
                                    Sucampo Pharmaceuticals, Inc. Class A (a)                             900           7,677
                                    Sun Healthcare Group, Inc. (a)                                      3,100          45,446

                                                             31

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Sunrise Senior Living, Inc. (a)                                     3,400  $       46,886
                                    SuperGen, Inc. (a)                                                  3,130           4,445
                                    SurModics, Inc. (a)(b)                                              1,500          47,235
                                    Symmetry Medical, Inc. (a)                                          1,900          35,264
                                    Synovis Life Technologies, Inc. (a)                                 1,300          24,466
                                    Synta Pharmaceuticals Corp. (a)                                       900           6,858
                                    SyntheMed, Inc. (a)                                                 8,500           1,785
                                    Synvista Therapeutics, Inc. (a)                                        50              63
                                    Targeted Genetics Corp. (a)                                           850             357
                                    Techne Corp. (a)                                                    3,400         245,208
                                    Telik, Inc. (a)(b)                                                  8,430           5,564
                                    Tercica, Inc. (a)                                                   3,800          33,972
                                    Theragenics Corp. (a)                                               1,900           5,928
                                    Theravance, Inc. (a)                                                4,500          56,070
                                    Thoratec Corp. (a)                                                  5,500         144,375
                                    Threshold Pharmaceuticals, Inc. (a)                                 1,217           1,582
                                    Titan Pharmaceuticals, Inc. (a)                                     2,800             602
                                    Tomotherapy, Inc. (a)                                               4,700          21,526
                                    TorreyPines Therapeutics, Inc. (a)                                    375             184
                                    TranS1, Inc (a)                                                       400           3,956
                                    Transgenomic, Inc. (a)                                                900             540
                                    Trimeris, Inc.                                                      2,900          11,368
                                    Triple-S Management Corp. (a)                                       1,100          17,919
                                    Trubion Pharmaceuticals, Inc. (a)                                     400           1,328
                                    US Physical Therapy, Inc. (a)                                       1,600          27,776
                                    USANA Health Sciences, Inc. (a)(b)                                  1,400          57,386
                                    Uluru, Inc. (a)                                                       400             400
                                    United Therapeutics Corp. (a)                                       2,300         241,891
                                    Universal Display Corp. (a)(b)                                      2,700          29,592
                                    Universal Health Services, Inc. Class B                             3,900         218,517
                                    Urologix, Inc. (a)                                                  1,700           2,074
                                    Utah Medical Products, Inc.                                         1,100          30,305
                                    VCA Antech, Inc. (a)                                                8,040         236,939
                                    VNUS Medical Technologies, Inc. (a)                                 1,660          34,744
                                    Valeant Pharmaceuticals International (a)(b)                        7,400         151,478
                                    Vanda Pharmaceuticals, Inc. (a)                                     3,000           2,940
                                    Vermillion, Inc. (a)                                                  170             170
                                    Vertex Pharmaceuticals, Inc. (a)                                   13,362         444,153
                                    Via Pharmaceuticals, Inc. (a)                                           9              11
                                    Vical, Inc. (a)                                                     1,000           2,190
                                    Vion Pharmaceuticals, Inc. (a)                                        330             119
                                    ViroPharma, Inc. (a)                                                5,600          73,472
                                    Virtual Radiologic Corp. (a)                                        1,600          13,056
                                    Vital Signs, Inc.                                                     900          66,510
                                    Vivus, Inc. (a)                                                     7,100          56,374
                                    Volcano Corp. (a)                                                   3,200          55,328
                                    Warner Chilcott Ltd. (a)                                            8,500         128,520

                                                             32

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    West Pharmaceutical Services, Inc.                                  2,600  $      126,932
                                    Wright Medical Group, Inc. (a)                                      3,100          94,364
                                    XOMA Ltd. (a)                                                      14,200          29,820
                                    XTENT, Inc. (a)                                                       900           1,242
                                    Xenoport, Inc. (a)                                                  2,300         111,527
                                    Zila, Inc. (a)                                                        386             474
                                    Zoll Medical Corp. (a)                                              2,210          72,311
                                    ZymoGenetics, Inc. (a)                                              5,900          39,294
                                                                                                               --------------
                                                                                                                   28,312,147
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.5%                  8x8, Inc. (a)(b)                                                    7,300           6,205
                                    APAC Customer Services, Inc. (a)                                    3,100           6,665
                                    ATMI, Inc. (a)                                                      3,400          61,132
                                    AVX Corp.                                                           5,300          54,007
                                    AXT, Inc. (a)                                                       1,200           2,256
                                    AZZ Inc. (a)                                                        1,300          53,781
                                    Actel Corp. (a)                                                     2,900          36,192
                                    Acuity Brands, Inc.                                                 4,200         175,392
                                    Acxiom Corp.                                                        5,400          67,716
                                    Advanced Analogic Technologies, Inc. (a)                            4,900          22,785
                                    Advanced Battery Technologies, Inc. (a)(b)                          5,000          16,150
                                    Advanced Energy Industries, Inc. (a)                                3,500          47,880
                                    Agilysys, Inc.                                                      3,300          33,297
                                    Airvana, Inc. (a)                                                   2,000          11,780
                                    Alliance Fiber Optic Products, Inc. (a)                             1,400           1,372
                                    Alliant Techsystems, Inc. (a)                                       2,762         259,462
                                    Altair Nanotechnologies, Inc. (a)(b)                                8,500          20,400
                                    Altra Holdings, Inc. (a)                                            3,600          53,136
                                    American Physicians Capital, Inc.                                   1,350          57,145
                                    American Science & Engineering, Inc.                                1,000          59,730
                                    Amkor Technology, Inc. (a)                                         10,410          66,311
                                    Amtech Systems, Inc. (a)                                              100             931
                                    Anadigics, Inc. (a)                                                 6,500          18,265
                                    Anaren, Inc. (a)                                                    1,700          17,255
                                    Anixter International, Inc. (a)                                     2,600         154,726
                                    Applied Micro Circuits Corp. (a)                                    7,075          42,308
                                    Arris Group, Inc. (a)                                              12,398          95,836
                                    Arrow Electronics, Inc. (a)                                        10,500         275,310
                                    Ascent Solar Technologies, Inc. (a)                                 1,300           7,904
                                    Asyst Technologies, Inc. (a)                                        4,300          10,320
                                    Atheros Communications, Inc. (a)                                    5,900         139,122
                                    Atmel Corp. (a)                                                    38,100         129,159
                                    Audiovox Corp. Class A (a)                                          2,200          20,614
                                    AuthenTec, Inc. (a)                                                 3,100           6,665
                                    Avanex Corp. (a)                                                      826           3,865
                                    Avid Technology, Inc. (a)                                           3,356          80,745
                                    Avnet, Inc. (a)                                                    12,664         311,914
                                    Aware, Inc. (a)                                                       900           2,790

                                                             33

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Axcelis Technologies, Inc. (a)                                      7,500  $       12,750
                                    Axsys Technologies, Inc. (a)                                        1,100          64,834
                                    Badger Meter, Inc.                                                  1,400          65,730
                                    Bel Fuse, Inc.                                                        600          17,082
                                    Belden, Inc.                                                        4,500         143,055
                                    Bell Microproducts, Inc. (a)                                        2,135           3,843
                                    Benchmark Electronics, Inc. (a)                                     5,384          75,807
                                    BigBand Networks, Inc. (a)                                          4,400          16,236
                                    Bookham, Inc. (a)                                                  15,300          17,289
                                    Brooks Automation, Inc. (a)                                         6,782          56,697
                                    Bruker BioSciences Corp. (a)                                        5,100          67,983
                                    C&D Technologies, Inc. (a)(b)                                       2,800          15,904
                                    CTS Corp.                                                           4,000          51,120
                                    Cabot Microelectronics Corp. (a)                                    2,500          80,200
                                    Cadence Design Systems, Inc. (a)                                   24,900         168,324
                                    CalAmp Corp. (a)                                                    1,300           1,716
                                    California Micro Devices CP (a)                                     4,000          11,960
                                    Caliper Life Sciences, Inc. (a)                                     2,385           6,678
                                    Candela Corp. (a)                                                   2,800           6,860
                                    Captaris, Inc. (a)                                                  5,300          24,433
                                    Cardtronics, Inc. (a)                                                 600           4,716
                                    Cavium Networks, Inc. (a)                                           3,700          52,096
                                    Cepheid, Inc. (a)                                                   5,700          78,831
                                    Ceva, Inc. (a)                                                      2,103          17,455
                                    Champion Industries, Inc.                                             700           2,506
                                    Checkpoint Systems, Inc. (a)                                        4,200          79,044
                                    Cirrus Logic, Inc. (a)                                              8,700          47,415
                                    Coherent, Inc. (a)                                                  1,500          53,325
                                    Cohu, Inc.                                                          1,300          20,566
                                    CommScope, Inc. (a)                                                 6,716         232,642
                                    Comtech Telecommunications Corp. (a)                                2,500         123,100
                                    Conexant Systems, Inc. (a)                                          5,254          21,068
                                    Cox Radio, Inc. Class A (a)                                         2,800          29,568
                                    Cree, Inc. (a)                                                      7,900         179,962
                                    Cymer, Inc. (a)                                                     3,205          81,183
                                    Cypress Semiconductor Corp. (a)                                    14,400          75,168
                                    DDi Corp. (a)                                                       3,627          18,860
                                    DSP Group, Inc. (a)                                                 4,000          30,600
                                    DTS, Inc. (a)                                                       2,200          61,226
                                    Daktronics, Inc.                                                    2,900          48,314
                                    Data Domain, Inc. (a)                                               3,800          84,626
                                    Dataram Corp.                                                         100             179
                                    DealerTrack Holdings, Inc. (a)                                      4,200          70,728
                                    Diodes, Inc. (a)                                                    3,350          61,808
                                    Dionex Corp. (a)                                                    1,900         120,745
                                    Dolby Laboratories, Inc. Class A (a)                                4,700         165,393
                                    Ducommun, Inc.                                                      1,500          35,820

                                                             34

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Dynamics Research Corp. (a)                                         1,400  $       10,752
                                    EDCI Holdings, Inc. (a)                                               470           1,880
                                    EF Johnson Technologies, Inc. (a)                                   3,700           4,625
                                    EMS Technologies, Inc. (a)                                          1,200          26,772
                                    Eagle Test Systems, Inc. (a)                                          300           4,593
                                    Electro Scientific Industries, Inc. (a)                             3,400          48,348
                                    Electroglas, Inc. (a)                                               1,700           1,938
                                    Electronics for Imaging, Inc. (a)                                   5,600          78,008
                                    eMagin Corp. (a)                                                       20              11
                                    Emcore Corp. (a)(b)                                                 6,800          33,592
                                    Empire Resources, Inc.                                              1,400           4,074
                                    Emulex Corp. (a)                                                    7,700          82,159
                                    EndWare Corp. (a)                                                   1,000           5,020
                                    Ener1, Inc. (a)(b)                                                  4,000          31,240
                                    EnerSys (a)                                                         4,400          86,724
                                    Energizer Holdings, Inc. (a)                                        5,000         402,750
                                    Energy Conversion Devices, Inc. (a)                                 4,100         238,825
                                    Entorian Technologies, Inc. (a)                                     9,200           5,704
                                    Entropic Communications, Inc. (a)                                   2,000           2,820
                                    Exar Corp. (a)                                                      6,100          46,726
                                    Exide Technologies (a)                                              6,887          50,826
                                    FEI Co. (a)                                                         3,800          90,478
                                    FSI International, Inc. (a)                                         5,300           3,922
                                    Fairchild Semiconductor International, Inc. (a)                    10,100          89,789
                                    Faro Technologies, Inc. (a)                                         1,700          34,629
                                    First Solar, Inc. (a)                                               4,400         831,204
                                    Flir Systems, Inc. (a)                                             12,500         480,250
                                    Flotek Industries, Inc. (a)                                         2,400          26,400
                                    Formfactor, Inc. (a)                                                5,000          87,100
                                    FuelCell Energy, Inc. (a)(b)                                        7,200          43,416
                                    GTC Biotherapeutics, Inc. (a)                                       2,400             842
                                    General Cable Corp. (a)                                             4,900         174,587
                                    Genesis Energy LP                                                   2,700          38,583
                                    Glu Mobile, Inc. (a)                                                4,200           8,190
                                    Harmonic, Inc. (a)                                                  9,600          81,120
                                    Harvard Bioscience, Inc. (a)                                        1,520           7,068
                                    Hearst-Argyle Television, Inc. (b)                                  2,600          58,058
                                    Herley Industries, Inc. (a)                                           975          16,673
                                    Hifn, Inc. (a)                                                        447           1,430
                                    Hittite Microwave Corp. (a)                                         1,700          57,120
                                    Hoku Scientific, Inc. (a)(b)                                        2,900          16,994
                                    Houston Wire & Cable Co.                                            2,400          41,208
                                    Hungarian Telephone & Cable Corp. (a)                                 800          15,920
                                    Hutchinson Technology, Inc. (a)                                     2,995          34,682
                                    IPG Photonics Corp. (a)                                             3,200          62,432
                                    IRIS International, Inc. (a)                                        2,400          42,960
                                    IXYS Corp.                                                          2,400          21,816

                                                             35

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    IdentiPHI, Inc. (a)                                                   394  $           47
                                    iGO, Inc. (a)                                                       1,700           1,802
                                    Ikanos Communications, Inc. (a)                                     5,800          11,484
                                    Illumina, Inc. (a)                                                 11,292         457,665
                                    Infinera Corp. (a)                                                  7,600          72,656
                                    Infosonics Corp. (a)                                                3,600           1,836
                                    Integrated Electrical Services, Inc. (a)                            1,500          26,340
                                    Integrated Silicon Solutions, Inc. (a)                              2,170           5,013
                                    InterDigital, Inc. (a)                                              4,700         113,035
                                    International Rectifier Corp. (a)                                   7,000         133,140
                                    Intersil Corp. Class A                                              9,915         164,391
                                    Isilon Systems, Inc. (a)(b)                                         5,900          26,019
                                    Itron, Inc. (a)                                                     3,400         301,002
                                    Ixia (a)                                                            2,600          19,162
                                    Keithley Instruments, Inc.                                          1,200          10,044
                                    Kemet Corp. (a)                                                     2,800           3,808
                                    Kopin Corp. (a)                                                     4,200          13,104
                                    Kulicke & Soffa Industries, Inc. (a)                                6,800          30,668
                                    LCC International, Inc. Class A (a)                                   100               5
                                    Lam Research Corp. (a)                                             11,900         374,731
                                    Lattice Semiconductor Corp. (a)                                    12,770          26,306
                                    LeCroy Corp. (a)                                                      900           6,921
                                    Leadis Technology, Inc. (a)                                         6,100           4,453
                                    Lightpath Technologies, Inc. Class A (a)                              100             148
                                    Limelight Networks, Inc. (a)                                        7,600          19,000
                                    Littelfuse, Inc. (a)                                                2,370          70,460
                                    MKS Instruments, Inc. (a)                                           4,153          82,686
                                    MRV Communications, Inc. (a)                                        7,287           8,526
                                    MTS Systems Corp.                                                   1,900          79,990
                                    Marvell Technology Group Ltd. (a)(d)                               46,400         431,520
                                    Mattson Technology, Inc. (a)                                        5,200          24,596
                                    Maxwell Technologies, Inc. (a)                                      2,900          38,686
                                    Measurement Specialties, Inc. (a)                                     400           6,976
                                    Mercury Computer Systems, Inc. (a)                                  1,400          12,460
                                    Methode Electronics, Inc.                                           4,300          38,442
                                    Mettler Toledo International, Inc. (a)                              3,200         313,600
                                    Microsemi Corp. (a)                                                 7,217         183,889
                                    Microtune, Inc. (a)                                                 2,000           5,360
                                    MoSys, Inc. (a)                                                     1,855           7,865
                                    Moduslink Global Solutions, Inc. (a)                                3,370          32,386
                                    Monolithic Power Systems, Inc. (a)                                  3,300          57,321
                                    Multi-Fineline Electronix, Inc. (a)                                 1,100          16,269
                                    NU Horizons Electronics Corp. (a)                                   2,900          11,600
                                    Nanogen, Inc. (a)(b)                                                4,225           1,141
                                    Nanometrics, Inc. (a)                                               2,000           4,220
                                    Nanophase Technologies Corp. (a)                                    3,000           3,900

                                                             36

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Napco Security Systems, Inc. (a)                                    3,700  $       10,841
                                    Neomagic Corp. (a)                                                    320               9
                                    Netgear, Inc. (a)                                                   3,800          57,000
                                    NetList, Inc. (a)                                                   4,500           4,815
                                    Netlogic Microsystems, Inc. (a)                                     2,200          66,528
                                    Newport Corp. (a)                                                   4,700          50,666
                                    Nuance Communications, Inc. (a)                                    17,435         212,533
                                    ON Semiconductor Corp. (a)                                         37,840         255,798
                                    OSI Systems, Inc. (a)                                               2,200          51,722
                                    Omni Energy Services Corp. (a)                                      3,600          11,592
                                    Omnivision Technologies, Inc. (a)                                   5,800          66,178
                                    OpNext, Inc. (a)                                                    3,400          15,606
                                    Oplink Communications, Inc. (a)                                     1,600          19,312
                                    PDF Solutions, Inc. (a)                                               300           1,560
                                    PLX Technology, Inc. (a)                                            1,500           7,680
                                    PMC-Sierra, Inc. (a)                                               21,700         161,014
                                    Palomar Medical Technologies, Inc. (a)                              1,900          25,574
                                    Park Electrochemical Corp.                                          1,150          27,876
                                    ParkerVision, Inc. (a)(b)                                           1,200          12,000
                                    Pericom Semiconductor Corp. (a)                                     3,200          33,600
                                    Photon Dynamics, Inc. (a)                                           2,300          35,305
                                    Pixelworks, Inc. (a)                                                1,100           1,485
                                    Planar Systems, Inc. (a)                                              900           2,286
                                    Plantronics, Inc.                                                   3,700          83,324
                                    Plexus Corp. (a)                                                    4,300          89,010
                                    Powell Industries, Inc. (a)                                         1,100          44,891
                                    Power Integrations, Inc. (a)                                        3,100          74,710
                                    Power-One, Inc. (a)                                                 8,800          12,760
                                    Powerwave Technologies, Inc. (a)                                   13,600          53,856
                                    Preformed Line Products Co.                                           400          23,336
                                    Quantum Corp. (a)                                                  10,900          11,445
                                    QuickLogic Corp. (a)                                                  200             208
                                    RF Micro Devices, Inc. (a)                                         25,786          75,295
                                    Radisys Corp. (a)                                                   2,800          24,080
                                    Rambus, Inc. (a)                                                   10,600         136,210
                                    Raven Industries, Inc.                                              1,900          74,765
                                    Richardson Electronics Ltd.                                           800           4,960
                                    Rofin-Sinar Technologies, Inc. (a)                                  3,100          94,891
                                    Rubicon Technology, Inc. (a)                                        1,600          11,552
                                    Rudolph Technologies, Inc. (a)                                      2,928          24,537
                                    SCM Microsystems, Inc. (a)                                            800           1,896
                                    STEC, Inc. (a)                                                      4,100          31,570
                                    Sanmina-SCI Corp. (a)                                              44,600          62,440
                                    Seagate Technology                                                 47,132         571,240
                                    Semitool, Inc. (a)                                                  1,100           8,998
                                    Semtech Corp. (a)                                                   6,200          86,552
                                    Shoretel, Inc. (a)                                                  1,700           9,758
                                    SiRF Technology Holdings, Inc. (a)                                  6,900          10,281

                                                             37

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Sielox, Inc. (a)                                                      155  $           25
                                    Sigmatron International, Inc. (a)                                   1,200           5,880
                                    Silicon Graphics, Inc. (a)                                            100             870
                                    Silicon Image, Inc. (a)                                             7,900          42,186
                                    Silicon Laboratories, Inc. (a)                                      4,800         147,360
                                    Silicon Storage Technology, Inc. (a)                                6,000          19,560
                                    Skyworks Solutions, Inc. (a)                                       16,300         136,268
                                    Smart Modular Technologies WWH, Inc. (a)                            2,900           8,700
                                    Spansion LLC Class A (a)                                            9,900          15,345
                                    Spectrum Brands, Inc. (a)                                           3,900           5,421
                                    Standard Microsystems Corp. (a)                                     1,800          44,964
                                    Starent Networks Corp. (a)                                          3,300          42,702
                                    SunPower Corp. Class A (a)(b)                                       5,450         386,569
                                    SunPower Corp. Class B (a)                                          3,949         272,710
                                    Super Micro Computer, Inc. (a)                                      3,900          35,139
                                    Superconductor Technologies, Inc. (a)                                 432             575
                                    Supertex, Inc. (a)                                                  1,700          47,872
                                    Symmetricom, Inc. (a)                                               3,476          17,276
                                    Synaptics, Inc. (a)                                                 3,450         104,259
                                    TTM Technologies, Inc. (a)                                          4,600          45,632
                                    Taser International, Inc. (a)(b)                                    6,930          49,550
                                    Technitrol, Inc.                                                    2,900          42,891
                                    Techwell, Inc. (a)                                                    300           2,829
                                    Tegal Corp. (a)                                                       841           2,708
                                    Tekelec (a)                                                         6,000          83,940
                                    Telkonet, Inc. (a)                                                  3,300           1,056
                                    Terabeam, Inc. (a)                                                     75              29
                                    Tessera Technologies, Inc. (a)                                      5,000          81,700
                                    Thinkorswim Group, Inc. (a)                                         4,900          40,817
                                    Thomas & Betts Corp. (a)                                            4,965         193,983
                                    Tollgrade Communications, Inc. (a)                                    800           3,360
                                    TranSwitch Corp. (a)                                               21,100          11,394
                                    Transmeta Corp. (a)                                                 1,360          22,046
                                    TriQuint Semiconductor, Inc. (a)                                   14,445          69,192
                                    Ultra Clean Holdings, Inc. (a)                                      3,700          18,648
                                    Ultralife Batteries, Inc. (a)                                       2,200          17,050
                                    Ultratech, Inc. (a)                                                 2,200          26,620
                                    Unica Corp. (a)                                                       100             784
                                    Unitil Corp.                                                          600          15,654
                                    Valence Technology, Inc. (a)(b)                                    10,100          34,845
                                    Varian Semiconductor Equipment Associates, Inc. (a)                 7,450         187,144
                                    Varian, Inc. (a)                                                    2,850         122,265
                                    Viasat, Inc. (a)                                                    2,300          54,234
                                    Vicor Corp.                                                         3,800          33,744
                                    Virage Logic Corp. (a)                                              2,300          13,570
                                    Vishay Intertechnology, Inc. (a)                                   13,461          89,112
                                    Vocus, Inc. (a)                                                     1,700          57,732

                                                             38

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Volterra Semiconductor Corp. (a)                                    3,000  $       38,190
                                    Western Digital Corp. (a)                                          19,300         411,476
                                    Williams Controls, Inc. (a)                                           500           6,440
                                    Zebra Technologies Corp. Class A (a)                                6,317         175,928
                                    Zhone Technologies, Inc. (a)                                        7,424           1,411
                                    Zoran Corp. (a)                                                     5,461          44,562
                                                                                                               --------------
                                                                                                                   18,012,661
-----------------------------------------------------------------------------------------------------------------------------
ENERGY & RAW MATERIALS -            Adams Resources & Energy, Inc.                                        800          18,224
4.5%                                Alliance Resource Partners LP                                       2,000          63,040
                                    Alpha Natural Resources, Inc. (a)                                   6,900         354,867
                                    Amerigas Partners LP                                                3,300         100,419
                                    Apco Argentina, Inc.                                                1,000          28,310
                                    Arch Coal, Inc.                                                    13,200         434,148
                                    Atlas Pipeline Partners LP                                          4,100         104,509
                                    Atwood Oceanics, Inc. (a)                                           5,600         203,840
                                    Barnwell Industries, Inc.                                             600           5,676
                                    Berry Petroleum Co. Class A                                         4,000         154,920
                                    Boardwalk Pipeline Partners LP                                      3,800          78,280
                                    Brigham Exploration Co. (a)                                         4,500          49,455
                                    Bristow Group, Inc. (a)                                             2,700          91,368
                                    Bronco Drilling Co., Inc. (a)                                       3,500          35,770
                                    Buckeye GP Holdings LP                                              2,500          38,950
                                    Buckeye Partners LP                                                 4,300         159,487
                                    CARBO Ceramics, Inc.                                                2,350         121,283
                                    CREDO Petroleum Corp. (a)                                           1,700          12,529
                                    CVR Energy, Inc. (a)                                                5,454          46,468
                                    Cal Dive International, Inc. (a)                                    4,075          43,195
                                    Calpine Corp. (a)                                                  34,200         444,600
                                    Calumet Specialty Products Partners LP                              2,300          28,405
                                    Cimarex Energy Co.                                                  7,916         387,171
                                    Compass Minerals International, Inc.                                3,200         167,648
                                    Crosstex Energy, Inc.                                               3,600          89,892
                                    DHT Maritime, Inc.                                                  4,500          30,240
                                    Dawson Geophysical Co. (a)                                            800          37,352
                                    Denbury Resources, Inc. (a)                                        22,100         420,784
                                    Double Eagle Pete & Mining Co. (a)                                  1,800          25,704
                                    Dril-Quip, Inc. (a)                                                 3,200         138,848
                                    Dune Energy, Inc. (a)                                               7,800           5,772
                                    Enterprise GP Holdings LP                                           3,600          84,708
                                    Enterprise Products Partners LP                                    27,505         708,804
                                    Exterran Holdings, Inc. (a)                                         6,363         203,361
                                    Exterran Partners LP                                                  400           6,052
                                    FMC Technologies, Inc. (a)                                         12,200         567,910
                                    Ferrellgas Partners LP (b)                                          4,300          78,690
                                    Forest Oil Corp. (a)                                                7,600         376,960
                                    Foundation Coal Holdings, Inc.                                      4,600         163,668
                                    Furmamite Corp. (a)                                                 2,100          21,714

                                                             39

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    GeoPetro Resources Co. (a)                                          7,600  $       17,404
                                    Goodrich Petroleum Corp. (a)                                        2,900         126,411
                                    Grey Wolf, Inc. (a)                                                14,800         115,144
                                    Haynes International, Inc. (a)                                      1,300          60,879
                                    Headwaters, Inc. (a)                                                4,600          61,410
                                    Helmerich & Payne, Inc.                                             8,700         375,753
                                    Holly Energy Partners LP                                            1,700          51,068
                                    Houston American Energy Corp.                                       2,100          13,272
                                    ICO Inc. (a)                                                        3,300          18,513
                                    ION Geophysical Corp. (a)                                           8,600         122,034
                                    Inergy LP                                                           3,400          73,542
                                    James River Coal Co. (a)                                            2,500          54,975
                                    John D. Oil & Gas Co. (a)                                           6,000           4,500
                                    Joy Global, Inc.                                                    9,900         446,886
                                    Kinder Morgan Energy Partners LP                                   16,100         837,683
                                    Kirby Corp. (a)                                                     5,400         204,876
                                    Lime Energy Co. (a)                                                   700           4,340
                                    Lufkin Industries, Inc.                                             1,500         119,025
                                    MAXXAM, Inc. (a)                                                    1,000          13,900
                                    McDermott International, Inc. (a)                                  22,400         572,320
                                    NL Industries, Inc.                                                   900           9,243
                                    National Coal Corp. (a)                                             2,700          14,121
                                    Natural Gas Services Group (a)                                      1,400          24,458
                                    Natural Resource Partners LP                                        3,200          81,056
                                    Newpark Resources, Inc. (a)                                         6,900          50,370
                                    Nustar GP Holdings LLC                                              3,200          56,000
                                    Oil States International, Inc. (a)                                  4,900         173,215
                                    Orion Energy Systems, Inc. (a)                                      2,600          14,586
                                    PMFG, Inc. (a)                                                        600           8,694
                                    Parallel Petroleum Corp. (a)                                        4,300          40,506
                                    Parker Drilling Co. (a)                                            11,600          93,032
                                    Patriot Coal Corp. (a)                                              5,300         153,965
                                    Penn Virginia Corp.                                                 4,100         219,104
                                    Penn Virginia GP Holdings LP                                        2,000          41,780
                                    Penn Virginia Resource Partners LP                                  2,500          41,225
                                    Petroleum Development Corp. (a)                                     1,580          70,105
                                    Pioneer Drilling Co. (a)                                            5,200          69,160
                                    Plains All American Pipeline LP                                    10,141         401,786
                                    Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)            9,512          12,271
                                    Quest Energy Partners LP                                            2,300          15,410
                                    RGC Resources, Inc.                                                   100           2,829
                                    Rex Energy Corp. (a)                                                2,000          31,520
                                    SandRidge Energy, Inc. (a)                                          8,600         168,560
                                    Seacor Holdings, Inc. (a)                                           2,277         179,769
                                    Swift Energy Co. (a)                                                3,100         119,939
                                    TC PipeLines LP                                                     1,700          52,598
                                    TXCO Resources, Inc. (a)                                            4,200          42,168

                                                             40

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Tidewater, Inc.                                                     4,255  $      235,557
                                    USEC, Inc. (a)(b)                                                   8,000          43,280
                                    Unit Corp. (a)                                                      4,800         239,136
                                    Uranium Resources, Inc. (a)                                         4,100           6,929
                                    Westmoreland Coal Co. (a)                                           1,600          25,280
                                    Williams Partners LP                                                4,700         121,495
                                    World Fuel Services Corp.                                           2,900          66,787
                                                                                                               --------------
                                                                                                                   12,352,890
-----------------------------------------------------------------------------------------------------------------------------
ENERGY & UTILITIES - 4.5%           AGL Resources, Inc. (c)                                             7,400         232,212
                                    ATG, Inc. (a)                                                       1,100               0
                                    Active Power, Inc. (a)                                              3,500           2,065
                                    Akeena Solar, Inc. (a)(b)                                           2,600           9,854
                                    Allete, Inc.                                                        2,700         120,150
                                    Alliant Energy Corp.                                               10,600         341,426
                                    American States Water Co.                                           1,750          67,375
                                    American Water Works Co, Inc.                                       5,800         124,700
                                    Aqua America, Inc.                                                 13,017         231,442
                                    Artesian Resources Corp. Class A                                      225           3,809
                                    Atmos Energy Corp.                                                  8,200         218,284
                                    Atrion Corp.                                                          200          20,606
                                    Aventine Renewable Energy Holdings, Inc. (a)                        5,200          16,432
                                    Avista Corp.                                                        5,500         119,405
                                    Basin Water, Inc. (a)(b)                                            3,600           6,624
                                    Beacon Power Corp. (a)(b)                                           7,730          11,208
                                    BioFuel Energy Corp. (a)                                            4,600           2,439
                                    Black Hills Corp.                                                   3,800         118,066
                                    CH Energy Group, Inc.                                               1,600          69,712
                                    Cadiz, Inc. (a)                                                     2,100          40,047
                                    California Water Service Group                                      2,100          80,850
                                    Central Vermont Public Service Corp.                                1,500          35,160
                                    Cheniere Energy Partners LP                                         3,300          22,935
                                    Chesapeake Utilities Corp.                                          1,300          43,173
                                    Cleco Corp.                                                         6,100         154,025
                                    Comverge, Inc. (a)(b)                                               1,900           8,740
                                    Connecticut Water Service, Inc.                                     1,000          28,950
                                    Contango Oil & Gas Co. (a)                                          1,200          64,776
                                    Copano Energy LLC Common Units                                      3,800          92,948
                                    DCP Midstream Partners LP                                           1,400          23,688
                                    DPL, Inc.                                                          10,835         268,708
                                    Delta Natural Gas Co., Inc.                                           100           2,561
                                    Eagle Rock Energy Partners LP                                       6,000          63,180
                                    El Paso Electric Co. (a)                                            4,800         100,800
                                    El Paso Pipeline Partners LP                                        2,600          41,782
                                    The Empire District Electric Co.                                    3,700          78,995
                                    EnerNOC, Inc. (a)(b)                                                1,400          14,476
                                    Energen Corp.                                                       6,200         280,736
                                    Energy Transfer Partners LP                                         7,800         287,274

                                                             41

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Energy West, Inc.                                                     300  $        2,550
                                    EnergySouth, Inc.                                                     450          27,644
                                    Equitable Resources, Inc.                                          12,380         454,098
                                    Evergreen Energy, Inc. (a)(b)                                       4,700           4,418
                                    Florida Public Utilities Co.                                          199           2,567
                                    GT Solar International, Inc. (a)                                    3,200          34,720
                                    GeoMet, Inc. (a)                                                      100             544
                                    Global Partners LP                                                  1,000           9,480
                                    Great Plains Energy, Inc.                                          11,312         251,353
                                    GreenHunter Energy, Inc. (a)                                          300           4,275
                                    Hawaiian Electric Industries, Inc.                                  8,120         236,373
                                    IDACORP, Inc.                                                       4,400         127,996
                                    The Laclede Group, Inc.                                             2,200         106,678
                                    MDU Resources Group, Inc.                                          15,025         435,725
                                    MGE Energy, Inc.                                                    2,300          81,765
                                    MYR Group, Inc. (a)                                                 3,600          45,576
                                    Magellan Midstream Holdings LP                                      2,300          39,514
                                    Middlesex Water Co.                                                   866          15,129
                                    Mirant Corp. (a)                                                   18,100         331,049
                                    Mitcham Industries, Inc. (a)                                        1,700          17,153
                                    NRG Energy, Inc. (a)                                               22,960         568,260
                                    NSTAR                                                              10,200         341,700
                                    National Fuel Gas Co.                                               6,550         276,279
                                    New Jersey Resources Corp.                                          4,260         152,891
                                    NorthWestern Corp.                                                  4,100         103,033
                                    Northeast Utilities Inc.                                           15,000         384,750
                                    Northwest Natural Gas Co.                                           2,700         140,400
                                    OGE Energy Corp.                                                    8,000         247,040
                                    ONEOK Partners LP                                                   5,000         253,650
                                    Oneok, Inc.                                                         9,290         319,576
                                    Ormat Technologies, Inc.                                            1,800          65,394
                                    Otter Tail Corp.                                                    2,800          86,044
                                    PNM Resources, Inc.                                                 7,000          71,680
                                    Pennichuck Corp.                                                      177           4,037
                                    Piedmont Natural Gas Co.                                            7,000         223,720
                                    Pike Electric Corp. (a)                                             2,600          38,298
                                    Portland General Electric Co.                                       6,400         151,424
                                    PowerSecure International, Inc. (a)                                 1,900          11,514
                                    Puget Energy, Inc.                                                 10,000         267,000
                                    Regency Energy Partners LP                                          2,800          51,352
                                    Reliant Energy, Inc. (a)                                           34,600         254,310
                                    Renegy Holdings, Inc. (a)                                             396             832
                                    SCANA Corp.                                                        10,000         389,300
                                    SJW Corp.                                                             600          17,982
                                    SMF Energy Corp. (a)                                                  600             204
                                    SemGroup Energy Partners LP                                         4,300          30,014
                                    Sierra Pacific Resources                                           22,500         215,550

                                                             42

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    South Jersey Industries, Inc.                                       2,800  $       99,960
                                    Southern Union Co.                                                 10,554         217,940
                                    Southwest Gas Corp.                                                 3,400         102,884
                                    Southwest Water Co.                                                 3,671          46,805
                                    Spectra Energy Partners LP (b)                                      1,700          32,300
                                    Star Gas Partners LP (a)                                            1,100           2,442
                                    Synthesis Energy Systems, Inc. (a)                                    700           3,395
                                    Targa Resources Partners LP                                         4,400          74,888
                                    Transmeridian Exploration, Inc. (a)                                 8,600           2,580
                                    UGI Corp.                                                           9,860         254,191
                                    UIL Holdings Corp.                                                  1,833          62,927
                                    Unisource Energy Corp.                                              3,600         105,084
                                    Vectren Corp.                                                       7,400         206,090
                                    Venoco, Inc. (a)                                                    2,100          27,300
                                    VeraSun Energy Corp. (a)                                           10,457          32,730
                                    WGL Holdings, Inc.                                                  4,500         146,025
                                    Westar Energy, Inc.                                                10,125         233,280
                                    Wisconsin Energy Corp.                                             11,180         501,982
                                                                                                               --------------
                                                                                                                   12,497,257
-----------------------------------------------------------------------------------------------------------------------------
FOOD & AGRICULTURE - 2.0%           Alico, Inc.                                                           400          18,972
                                    The Andersons, Inc.                                                 2,000          70,440
                                    Applied Energetics, Inc. (a)(b)                                     3,765           3,200
                                    B&G Foods, Inc. Class A                                             5,200          37,180
                                    Bridgford Foods Corp. (a)                                             500           2,715
                                    Bunge Ltd.                                                         11,900         751,842
                                    Burger King Holdings, Inc.                                          9,100         223,496
                                    Cagle's, Inc. Class A (a)                                             200             770
                                    Cal-Maine Foods, Inc. (b)                                           1,500          41,160
                                    Chiquita Brands International, Inc. (a)                             4,702          74,339
                                    Coca-Cola Bottling Co. Consolidated                                   400          17,464
                                    Consolidated-Tomoka Land Co.                                          300          12,957
                                    Core-Mark Holdings Co., Inc. (a)                                      200           4,998
                                    Corn Products International, Inc.                                   6,500         209,820
                                    Cuisine Solutions, Inc. (a)                                         1,200           2,952
                                    Dairy Mart Convenience Stores, Inc. (a)                               500               0
                                    Darling International, Inc. (a)                                     8,200          91,102
                                    Del Monte Foods Co.                                                17,000         132,600
                                    Diamond Foods, Inc.                                                   900          25,227
                                    Dr. Pepper Snapple Group, Inc. (a)                                 24,700         654,056
                                    Eden Bioscience Corp. (a)                                             299             353
                                    Farmer Bros. Co.                                                      700          17,409
                                    Fisher Communications, Inc.                                           500          19,700
                                    Flowers Foods, Inc.                                                 8,018         235,408
                                    Fresh Del Monte Produce, Inc. (a)                                   4,700         104,340
                                    Gehl Co. (a)                                                        1,100          32,373
                                    Golden Enterprises, Inc.                                              600             900
                                    Green Mountain Coffee Roasters, Inc. (a)                            2,200          86,548

                                                             43

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Griffin Land & Nurseries, Inc.                                        800  $       29,664
                                    Hain Celestial Group, Inc. (a)                                      3,939         108,441
                                    Hormel Foods Corp.                                                  6,986         253,452
                                    Imperial Sugar Co. New Shares                                       1,712          23,180
                                    Ingles Markets, Inc. Class A                                        2,100          47,943
                                    J&J Snack Foods Corp.                                               2,100          71,211
                                    The J.M. Smucker Co.                                                4,719         239,206
                                    John B. Sanfilippo & Son, Inc. (a)                                    700           5,985
                                    John Bean Technologies Corp. (a)                                    3,005          38,043
                                    Jones Soda Co. (a)(b)                                               4,200           5,964
                                    Lance, Inc.                                                         2,600          58,994
                                    Lifeway Foods, Inc. (a)                                             1,700          19,890
                                    MGP Ingredients, Inc.                                               2,900           8,236
                                    Maui Land & Pineapple Co., Inc. (a)                                   400          10,996
                                    Monterey Gourmet Foods, Inc. (a)                                      700           1,365
                                    Nash Finch Co.                                                      1,220          52,606
                                    Neogen Corp. (a)                                                    1,312          36,972
                                    NitroMed, Inc. (a)                                                  5,900           2,714
                                    Omega Protein Corp. (a)                                               200           2,352
                                    The Pantry, Inc. (a)                                                2,300          48,737
                                    Peet's Coffee & Tea, Inc. (a)                                       2,100          58,632
                                    PepsiAmericas, Inc.                                                 6,227         129,023
                                    Pilgrim's Pride Corp.                                               5,200          12,948
                                    Ralcorp Holdings, Inc. (a)                                          4,632         312,243
                                    Rocky Mountain Chocolate Factory, Inc.                              1,495          13,619
                                    Sanderson Farms, Inc.                                               2,150          78,991
                                    Schiff Nutrition International, Inc. (a)                            3,700          25,271
                                    The Scotts Miracle-Gro Co.                                          4,500         106,380
                                    Seaboard Corp.                                                         40          50,280
                                    Seneca Foods Corp. (a)                                                200           3,798
                                    Smart Balance, Inc. (a)                                             3,600          23,616
                                    Smithfield Foods, Inc. (a)                                         12,088         191,957
                                    SoftBrands, Inc. (a)                                                  114             107
                                    Spartan Stores, Inc.                                                2,500          62,200
                                    Susser Holdings Corp. (a)                                           1,900          28,614
                                    Tasty Baking Co.                                                      400           1,652
                                    Tejon Ranch Co. (a)                                                   700          26,005
                                    Terra Industries, Inc.                                              8,700         255,780
                                    Tootsie Roll Industries, Inc. (b)                                   2,151          62,185
                                    TreeHouse Foods, Inc. (a)                                           2,312          68,666
                                    United Natural Foods, Inc. (a)                                      4,100         102,459
                                    Willamette Valley Vineyards, Inc. (a)                                 800           3,752
                                    Winn-Dixie Stores, Inc. (a)                                         4,700          65,330
                                    Zanett, Inc. (a)                                                      125             126
                                    Zapata Corp. (a)                                                      800           5,344
                                                                                                               --------------
                                                                                                                    5,627,250
-----------------------------------------------------------------------------------------------------------------------------
                                                             44

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
GOLD - 0.1%                         Allied Nevada Gold Corp. (a)                                        7,500  $       42,900
                                    Aurora Oil & Gas Corp. (a)                                          1,200             156
                                    NGAS Resources, Inc. (a)                                            4,700          22,325
                                    Royal Gold, Inc.                                                    3,335         119,927
                                    US Gold Corp. (a)                                                   9,100          12,012
                                                                                                               --------------
                                                                                                                      197,320
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.1%                    21st Century Holding Co.                                            1,300           6,838
                                    AMBAC Financial Group, Inc. (b)                                    30,400          70,832
                                    Affirmative Insurance Holdings, Inc.                                2,600           8,216
                                    Alleghany Corp. (a)                                                   554         202,210
                                    Allied World Assurance Holdings Ltd.                                4,200         149,184
                                    AmCOMP, Inc. (a)                                                    3,100          35,960
                                    AmTrust Financial Services, Inc.                                    4,300          58,437
                                    American Equity Investment Life Holding Co.                         6,100          45,750
                                    American Financial Group, Inc.                                      7,250         213,875
                                    American National Insurance Co.                                     1,600         138,128
                                    American Physicians Service Group, Inc.                               700          14,819
                                    Amerisafe, Inc. (a)                                                 2,800          50,960
                                    Arch Capital Group Ltd. (a)                                         5,305         387,424
                                    Argo Group International Holdings Ltd. (a)                          2,339          86,192
                                    Arthur J. Gallagher & Co.                                           7,600         195,016
                                    Aspen Insurance Holdings Ltd.                                       7,500         206,250
                                    Assured Guaranty Ltd. (b)                                           6,100          99,186
                                    Atlantic American Corp. (a)                                           700             798
                                    Axis Capital Holdings Ltd.                                         14,100         447,111
                                    Baldwin & Lyons, Inc. Class B                                         950          22,771
                                    Brown & Brown, Inc.                                                 9,800         211,876
                                    CNA Financial Corp.                                                 3,029          79,481
                                    CNA Surety Corp. (a)                                                1,900          31,730
                                    CastlePoint Holdings, Ltd.                                          4,800          53,424
                                    Conseco, Inc. (a)                                                  16,300          57,376
                                    Crawford & Co. Class B (a)                                          3,200          48,640
                                    Darwin Professional Underwriters, Inc. (a)                            200           6,222
                                    Delphi Financial Group, Inc. Class A                                4,450         124,778
                                    Donegal Group, Inc. Class A                                           400           7,252
                                    EMC Insurance Group, Inc.                                           1,500          44,220
                                    eHealth, Inc. (a)                                                   2,200          35,200
                                    Eastern Insurance Holdings, Inc.                                    1,900          25,498
                                    Employers Holdings, Inc.                                            3,700          64,306
                                    Endurance Specialty Holdings Ltd.                                   5,500         170,060
                                    Enstar Group Ltd. (a)                                                 500          48,680
                                    Erie Indemnity Co. Class A                                          3,200         135,264
                                    Everest Re Group Ltd.                                               5,200         449,956
                                    FBL Financial Group, Inc. Class A                                   1,700          47,413
                                    FPIC Insurance Group, Inc. (a)                                      1,200          61,668
                                    Fidelity National Title Group, Inc. Class A                        17,764         261,131
                                    First American Corp.                                                6,635         195,733

                                                             45

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    First Mercury Financial Corp. (a)                                   2,500  $       35,625
                                    First United Corp.                                                    400           7,960
                                    Flagstone Reinsurance Holdings Ltd.                                 4,500          46,215
                                    Greenlight Capital Re Ltd. (a)                                      3,800          87,362
                                    HCC Insurance Holdings, Inc.                                       10,550         284,850
                                    The Hanover Insurance Group, Inc.                                   4,200         191,184
                                    Harleysville Group, Inc.                                            1,400          52,920
                                    Hilb Rogal & Hobbs Co.                                              2,700         126,198
                                    Horace Mann Educators Corp.                                         4,300          55,341
                                    IPC Holdings, Ltd.                                                  5,500         166,155
                                    Independence Holding Co.                                              720           8,316
                                    Infinity Property & Casualty Corp.                                  1,800          74,160
                                    Isolagen, Inc. (a)                                                  6,000           4,560
                                    Kansas City Life Insurance Co.                                        900          41,400
                                    LandAmerica Financial Group, Inc.                                   1,500          36,375
                                    Life Partners Holdings, Inc. (b)                                    1,025          36,869
                                    Markel Corp. (a)                                                      946         332,519
                                    Max Capital Group Ltd.                                              5,300         123,119
                                    Meadowbrook Insurance Group, Inc.                                   3,900          27,534
                                    Mercer Insurance Group, Inc.                                        1,600          25,696
                                    Mercury General Corp.                                               2,500         136,875
                                    Montpelier Re Holdings Ltd.                                         6,900         113,919
                                    NYMAGIC, Inc.                                                         600          15,150
                                    National Interstate Corp.                                             600          14,418
                                    Nationwide Financial Services, Inc. Class A                         5,200         256,516
                                    Navigators Group, Inc. (a)                                          1,700          98,600
                                    Odyssey Re Holdings Corp.                                           2,600         113,880
                                    Old Republic International Corp.                                   19,512         248,778
                                    OneBeacon Insurance Group Ltd.                                      2,400          50,760
                                    PMA Capital Corp. Class A (a)                                       4,695          41,410
                                    The PMI Group, Inc.                                                 8,000          23,600
                                    PartnerRe Ltd.                                                      5,500         374,495
                                    Penn Treaty American Corp. (a)                                        250             395
                                    Philadelphia Consolidated Holding Co. (a)                           5,400         316,278
                                    The Phoenix Cos., Inc.                                              8,700          80,388
                                    Pico Holdings, Inc. (a)                                             2,000          71,820
                                    Platinum Underwriters Holdings Ltd.                                 5,000         177,400
                                    Presidential Life Corp.                                             3,400          53,686
                                    ProAssurance Corp. (a)                                              3,000         168,000
                                    Protective Life Corp.                                               5,800         165,358
                                    RLI Corp.                                                           2,000         124,180
                                    Radian Group, Inc. (b)                                              8,444          42,558
                                    Reinsurance Group of America, Inc. Class A (b)                      5,700         307,800
                                    RenaissanceRe Holdings Ltd.                                         6,500         338,000
                                    Safety Insurance Group, Inc.                                        1,800          68,274
                                    SeaBright Insurance Holdings, Inc. (a)                              2,900          37,700
                                    Selective Insurance Group, Inc.                                     4,200          96,264

                                                             46

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Stancorp Financial Group, Inc.                                      4,100  $      213,200
                                    State Auto Financial Corp.                                          1,425          41,425
                                    Stewart Information Services Corp.                                  2,200          65,450
                                    Syncora Holdings Ltd.                                               4,800           6,288
                                    Tower Group, Inc.                                                   2,500          58,900
                                    Transatlantic Holdings, Inc.                                        2,631         142,995
                                    Triad Guaranty, Inc. (a)(b)                                         2,900           4,611
                                    Unico American Corp. (a)                                              300           2,460
                                    United America Indemnity, Ltd. (a)                                  3,000          42,690
                                    United Fire & Casualty Co.                                          2,000          57,180
                                    Unitrin, Inc.                                                       4,500         112,230
                                    Universal American Financial Corp. (a)                              5,400          65,826
                                    Universal Insurance Holdings, Inc.                                    400           1,392
                                    Validus Holdings Ltd.                                               3,300          76,725
                                    W.R. Berkley Corp.                                                 12,090         284,719
                                    WellCare Health Plans, Inc. (a)                                     4,100         147,600
                                    Zenith National Insurance Corp.                                     3,050         111,752
                                                                                                               --------------
                                                                                                                   11,336,168
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OIL - 0.0%            ATP Oil & Gas Corp. (a)                                             3,100          55,211
                                    Sulphco, Inc. (a)                                                  12,700          25,527
                                                                                                              ---------------
                                                                                                                       80,738
-----------------------------------------------------------------------------------------------------------------------------
LIQUOR - 0.1%                       Boston Beer Co., Inc. Class A (a)                                   1,400          66,486
                                    Central European Distribution Corp. (a)                             3,412         154,939
                                    National Beverage Corp. (a)                                         2,760          24,481
                                                                                                              ---------------
                                                                                                                      245,906
-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.2%                        ACCO Brands Corp. (a)                                               3,500          26,390
                                    AH Belo Corp.                                                       1,296           6,687
                                    Acme Communications, Inc. (a)                                       1,000             950
                                    America's Car Mart, Inc. (a)                                        1,850          34,391
                                    Ascent Media Corp. Class A (a)                                      1,407          34,337
                                    Beasley Broadcasting Group, Inc. Class A                            4,100           6,929
                                    Belo Corp. Class A                                                  6,480          38,621
                                    Blockbuster, Inc. Class A (a)(b)                                   19,100          39,155
                                    CTN Media Group, Inc. (a)                                              50               0
                                    Cablevision Systems Corp. Class A                                  22,500         566,100
                                    Carmike Cinemas, Inc.                                               2,500           9,200
                                    Charter Communications, Inc. Class A (a)                           29,000          21,170
                                    Cinemark Holdings, Inc.                                             3,700          50,320
                                    Citadel Broadcasting Corp. (a)                                     19,200          14,976
                                    Coleman Cable, Inc. (a)                                             2,300          23,069
                                    Consolidated Graphics, Inc. (a)                                     1,300          39,429
                                    Crown Media Holdings, Inc. Class A (a)                              1,500           7,545
                                    Cumulus Media, Inc. Class A (a)                                     6,165          26,263
                                    DISH Network Corp. (a)                                             21,165         444,465
                                    Discovery Communications, Inc. Class A (a)                         28,600         407,550
                                    Discovery Communications, Inc. Class C (a)                            703           9,954

                                                             47

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Document Security Systems, Inc. (a)(b)                              2,500  $       11,025
                                    Dolan Media Co. (a)                                                 2,500          25,225
                                    DreamWorks Animation SKG, Inc. Class A (a)                          5,700         179,265
                                    EW Scripps Co.                                                      3,233          22,860
                                    EchoStar Holding Corp. (a)                                          4,173         100,569
                                    Emmis Communications Corp. Class A (a)                              6,400           6,208
                                    Entercom Communications Corp.                                       3,000          15,060
                                    Entravision Communications Corp. Class A (a)                        6,500          17,485
                                    Gartner, Inc. Class A (a)                                           6,080         137,894
                                    GateHouse Media, Inc. (b)                                           5,400           2,646
                                    Gaylord Entertainment Co. (a)                                       3,520         103,382
                                    Global Traffic Network, Inc. (a)                                    1,900          17,613
                                    Gray Television, Inc.                                               2,200           3,784
                                    iBEAM Broadcasting Corp. (a)                                           80               0
                                    Idearc, Inc. (b)                                                   16,200          20,250
                                    Internet Brands, Inc. Class A (a)                                   1,300           9,061
                                    Intraware, Inc. (a)                                                    20              71
                                    John Wiley & Sons, Inc. Class A                                     4,100         165,845
                                    Journal Communications, Inc. Class A                                4,500          21,960
                                    The Knot, Inc. (a)                                                  2,200          18,370
                                    Lee Enterprises, Inc. (b)                                           2,400           8,400
                                    Liberty Global, Inc. (a)                                           28,341         858,732
                                    Liberty Global, Inc. Series C (a)                                   3,922         110,169
                                    Liberty Media Corp. - Entertainment Class A (a)                    51,628       1,289,151
                                    Lin TV Corp. Class A (a)                                            3,200          16,512
                                    Live Nation, Inc. (a)                                               6,400         104,128
                                    Loral Space & Communications Ltd. (a)                               1,400          20,678
                                    Martha Stewart Living Omnimedia, Inc. Class A (a)                   3,600          30,636
                                    McClatchy Co. Class A (b)                                           6,000          26,400
                                    Media General, Inc. Class A                                         2,100          26,103
                                    Mediacom Communications Corp. Class A (a)                           5,900          34,928
                                    National CineMedia, Inc.                                            5,700          62,985
                                    Navarre Corp. (a)                                                   5,600           8,120
                                    Network Equipment Technologies, Inc. (a)                            1,400           4,788
                                    Nexstar Broadcasting Group, Inc. Class A (a)                        4,500           9,990
                                    Palatin Technologies, Inc. (a)                                     10,600           1,484
                                    Playboy Enterprises, Inc. Class B (a)                               2,100           8,274
                                    Primedia, Inc.                                                      3,905           9,489
                                    RHI Entertainment, Inc. (a)                                           300           4,470
                                    Radio One, Inc. Class D (a)                                         2,000           1,500
                                    Regal Entertainment Group Series A                                  8,000         126,240
                                    Regent Communications, Inc. (a)                                     2,900           2,552
                                    Rewards Network, Inc. (a)                                           1,500           7,530
                                    Saga Communications, Inc. Class A (a)                               1,425           8,123
                                    Salem Communications Corp. Class A (a)                              1,600           2,000
                                    Scholastic Corp.                                                    2,710          69,593
                                    Sinclair Broadcast Group, Inc. Class A                              8,400          42,336

                                                             48

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Source Interlink Cos., Inc. (a)(b)                                  8,630         $ 8,975
                                    Spanish Broadcasting System, Inc. Class A (a)                       5,100           1,938
                                    TiVo, Inc. (a)                                                      7,765          56,840
                                    Time Warner Cable, Inc. (a)                                        14,800         358,160
                                    United Capital Corp. (a)                                              600          15,894
                                    Valassis Communications, Inc. (a)                                   4,700          40,702
                                    ValueVision Media, Inc. Class A (a)                                 2,800           5,180
                                    WPT Enterprises, Inc. (a)                                           2,100           1,197
                                    Westwood One, Inc. (a)                                              3,600           1,980
                                    WorldSpace, Inc. Class A (a)                                        6,900           8,970
                                    Young Broadcasting, Inc. Class A (a)                                2,400             126
                                                                                                               --------------
                                                                                                                    6,081,347
-----------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS - 0.5%                Alliance Holdings GP LP                                             1,300          26,039
                                    Calavo Growers, Inc.                                                  100           1,246
                                    Ceco Environmental Corp. (a)                                        1,900           7,524
                                    Coinstar, Inc. (a)                                                  2,700          86,400
                                    Complete Production Services, Inc. (a)                              5,000         100,650
                                    Delek US Holdings, Inc.                                             1,600          14,832
                                    DynCorp. International, Inc. (a)                                    2,600          43,576
                                    FLO Corp. (a)                                                          65               7
                                    Force Protection, Inc. (a)                                          6,400          17,152
                                    Gerber Scientific, Inc. (a)                                         1,300          11,882
                                    Graham Corp.                                                          650          35,165
                                    HSW International, Inc. (a)                                           400           1,040
                                    International Coal Group, Inc. (a)(b)                              10,800          67,392
                                    Liberty Media Holding Corp. - Capital (a)                          12,907         172,696
                                    Liberty Media Holding Corp. - Interactive (a)                      59,736         771,192
                                    Met-Pro Corp.                                                         100           1,459
                                    Multi-Color Corp.                                                     200           4,778
                                    Northstar Neuroscience, Inc. (a)                                      500             775
                                    Penson Worldwide, Inc. (a)                                          2,700          37,449
                                    Smith & Wesson Holding Corp. (a)                                    2,900          10,846
                                    Teekay LNG Partners LP                                              1,800          28,260
                                                                                                               --------------
                                                                                                                    1,440,360
-----------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS FINANCE -             1st Source Corp.                                                    1,210          28,435
11.2%                               Acacia Research - Acacia Technologies (a)                           2,100           6,342
                                    Advance America, Cash Advance Centers, Inc.                         4,200          12,558
                                    Advanta Corp. Class B                                               4,950          40,738
                                    Affiliated Managers Group, Inc. (a)                                 3,500         289,975
                                    Agree Realty Corp.                                                  1,400          40,040
                                    AllianceBernstein Holding LP                                        2,900         107,329
                                    Amcore Financial, Inc.                                              3,170          29,322
                                    AmeriCredit Corp. (a)                                               9,150          92,689
                                    American Campus Communities, Inc.                                   3,975         134,673
                                    Ampal-American Israel Corp. Class A (a)                             1,200           3,708
                                    Anchor Bancorp Wisconsin, Inc.                                      2,600          19,110
                                    Ashford Hospitality Trust, Inc.                                     6,900          27,945

                                                             49

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Asset Acceptance Capital Corp. (a)                                  2,100  $       22,134
                                    Asta Funding, Inc.                                                  1,600          11,216
                                    Astoria Financial Corp.                                             8,550         177,241
                                    Atlantic Coast Federal Corp.                                           74             573
                                    BGC Partners, Inc.                                                  3,200          13,728
                                    BOK Financial Corp.                                                 2,301         111,391
                                    BP Prudhoe Bay Royalty Trust                                        2,200         204,534
                                    Bancorp Rhode Island, Inc.                                          1,100          31,625
                                    Bank of the Ozarks, Inc.                                            1,900          51,300
                                    BankUnited Financial Corp. Class A (b)                              5,535           4,206
                                    Banner Corp.                                                        2,100          25,221
                                    Berkshire Hathaway, Inc. Class A (a)                                  119      15,541,400
                                    Berkshire Hills Bancorp, Inc.                                       1,400          44,800
                                    BlackRock, Inc. (e)                                                 2,000         389,000
                                    Blackstone Group LP (b)                                            13,000         199,420
                                    Broadpoint Securities Group, Inc. (a)                               2,400           6,960
                                    Broadridge Financial Solutions LLC                                 11,800         181,602
                                    Brookfield Infrastructure Partners LP                               1,500          23,595
                                    CVB Financial Corp.                                                 7,275         101,122
                                    Calamos Asset Management, Inc. Class A                              1,700          30,464
                                    Camco Financial Corp.                                                 500           4,855
                                    CapLease, Inc.                                                      4,600          36,478
                                    Capital Corp. of the West                                             540           2,138
                                    Capital Trust, Inc. (b)                                             2,100          32,550
                                    CapitalSource, Inc.                                                21,141         260,034
                                    Cascade Financial Corp.                                               515           3,857
                                    Cash America International, Inc.                                    3,000         108,120
                                    Cathay General Bancorp (b)                                          5,022         119,523
                                    Centerline Holding Co.                                              3,600           7,164
                                    Central Pacific Financial Corp.                                     3,476          58,431
                                    Cenveo, Inc. (a)                                                    3,300          25,377
                                    Charter Financial Corp.                                               500           5,375
                                    Citizens First Bancorp, Inc.                                        1,600           8,560
                                    Citizens, Inc. (a)                                                  2,890          23,756
                                    Cohen & Steers, Inc.                                                1,800          50,994
                                    CompuCredit Corp. (a)(b)                                            4,900          19,208
                                    Corrections Corp. of America (a)                                   12,000         298,200
                                    Covanta Holding Corp. (a)                                          11,480         274,831
                                    Cowen Group, Inc. (a)                                               2,400          20,520
                                    Cross Timbers Royalty Trust                                           956          44,167
                                    Deerfield Capital Corp.                                             3,540           2,301
                                    Diamond Hill Investments Group (a)                                    300          26,976
                                    Dime Community Bancshares, Inc.                                     3,700          56,314
                                    Downey Financial Corp.                                              2,000           5,600
                                    Duff & Phelps Corp. (a)                                             1,200          25,236
                                    ESB Financial Corp.                                                   629           5,900
                                    Eastern Virginia Bankshares, Inc.                                     300           3,780

                                                             50

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Eaton Vance Corp.                                                  10,300  $      362,869
                                    Encore Capital Group, Inc. (a)                                      1,600          21,920
                                    Epoch Holding Corp.                                                 2,400          25,320
                                    Evercore Partners, Inc. Class A                                     1,200          21,576
                                    Extra Space Storage, Inc.                                           8,160         125,338
                                    Ezcorp, Inc. (a)                                                    4,100          77,080
                                    FBR Capital Markets Corp. (a)                                       3,400          22,032
                                    FCStone Group, Inc. (a)                                             2,450          44,076
                                    The FINOVA Group, Inc. (a)                                            900               9
                                    Federal Agricultural Mortgage Corp. Class B                           300           1,230
                                    Financial Federal Corp.                                             1,900          43,548
                                    First Defiance Financial Corp.                                        500           5,505
                                    First Financial Corp.                                                 800          37,584
                                    First Financial Holdings, Inc.                                      1,400          36,652
                                    First Financial Northwest, Inc.                                     3,800          39,216
                                    The First Marblehead Corp. (b)                                      6,200          15,438
                                    First Place Financial Corp.                                           615           7,903
                                    FirstFed Financial Corp. (a)(b)                                     1,900          14,896
                                    Flagstar Bancorp, Inc. (b)                                          3,600          10,728
                                    Flushing Financial Corp.                                            2,950          51,625
                                    Fortress Investment Group LLC                                       4,100          43,050
                                    Franklin Street Properties Corp.                                    6,600          85,800
                                    Friedman Billings Ramsey Group, Inc. Class A                        9,710          19,420
                                    Frontline Capital Group (a)                                           300               0
                                    GAMCO Investors, Inc. Class A                                         700          41,510
                                    GFI Group, Inc.                                                     6,400          30,144
                                    GLG Partners, Inc. (b)                                             20,600         111,652
                                    Glacier Bancorp, Inc.                                               5,656         140,099
                                    Gramercy Capital Corp.                                              2,839           7,353
                                    Greenhill & Co., Inc. (b)                                             900          66,375
                                    HMN Financial, Inc.                                                   900          11,142
                                    Heartland Payment Systems, Inc. (b)                                 2,000          51,120
                                    Heritage Financial Corp.                                              420           5,237
                                    Hersha Hospitality Trust                                            4,100          30,504
                                    Hugoton Royalty Trust                                               4,100         110,044
                                    IBERIABANK Corp.                                                    1,300          68,705
                                    ITC Holdings Corp.                                                  4,900         253,673
                                    Independent Bank Corp./MI                                           2,524          15,624
                                    InnSuites Hospitality Trust                                           800             880
                                    Interactive Brokers Group, Inc. Class A (a)                         4,100          90,897
                                    International Assets Holding Corp., Inc. (a)                        1,000          24,110
                                    International Bancshares Corp.                                      6,141         165,807
                                    Investment Technology Group, Inc. (a)                               4,500         136,935
                                    JMP Group, Inc.                                                     4,100          21,320
                                    Jackson Hewitt Tax Service, Inc.                                    2,900          44,486
                                    Jefferies Group, Inc. New Shares (b)                               11,100         248,640
                                    KBW, Inc. (a)(b)                                                    2,800          92,232

                                                             51

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    KKR Financial Holdings LLC                                         12,300  $       78,228
                                    Knight Capital Group, Inc. Class A (a)                              9,500         141,170
                                    LaBranche & Co., Inc. (a)                                           3,600          16,200
                                    Ladenburg Thalmann Financial Services, Inc. (a)(b)                  5,581          10,046
                                    Lazard Ltd. Class A                                                 4,400         188,144
                                    Lincoln Bancorp                                                     1,000          13,600
                                    Lipid Sciences, Inc. (a)                                            1,000             140
                                    MB Financial, Inc.                                                  3,650         120,706
                                    MDRNA, Inc. (a)                                                     3,390           1,322
                                    MF Global Ltd. (a)                                                  8,700          37,758
                                    MSCI, Inc. (a)                                                      7,100         170,400
                                    Malan Realty Investors, Inc. (a)(f)                                   200               0
                                    McGrath RentCorp                                                    1,400          40,348
                                    Medallion Financial Corp.                                           3,300          34,551
                                    Medical Properties Trust, Inc.                                      7,100          80,585
                                    Merriman Curhan Ford Group, Inc. (a)                                  900             900
                                    MicroFinancial, Inc.                                                  500           1,985
                                    Mid Penn Bancorp, Inc.                                                115           2,657
                                    MoneyGram International, Inc.                                       2,100           2,982
                                    Monmouth Real Estate Investment Corp. Class A                       2,462          19,179
                                    MutualFirst Financial, Inc.                                           300           2,928
                                    NASB Financial, Inc.                                                  400          12,996
                                    The NASDAQ Stock Market, Inc. (a)                                  15,400         470,778
                                    National Financial Partners Corp. (b)                               3,600          54,000
                                    National Security Group, Inc.                                         120           1,639
                                    National Western Life Insurance Co. Class A                           333          80,609
                                    Nelnet, Inc. Class A                                                3,500          49,700
                                    New York Community Bancorp, Inc.                                   32,541         546,363
                                    NewStar Financial, Inc. (a)                                         2,900          23,461
                                    North American Scientific, Inc. (a)                                    80              25
                                    Northwest Bancorp, Inc.                                             2,000          55,080
                                    Och-Ziff Capital Management Group LLC                               3,700          43,253
                                    Ocwen Financial Corp. (a)                                           4,700          37,835
                                    One Liberty Properties, Inc.                                        1,100          19,437
                                    optionsXpress Holdings, Inc.                                        5,500         106,810
                                    Oritani Financial Corp. (a)                                         1,400          23,590
                                    PAB Bankshares, Inc.                                                  612           4,076
                                    PMC Commercial Trust                                                2,125          15,513
                                    PVF Capital Corp.                                                     321           1,332
                                    PacWest Bancorp                                                     2,961          84,655
                                    Pacific Capital Bancorp                                             5,010         101,954
                                    Piper Jaffray Cos. (a)                                              2,045          88,446
                                    Portfolio Recovery Associates, Inc. (a)                             1,200          58,356
                                    Provident Financial Holdings, Inc.                                    500           4,400
                                    Provident Financial Services, Inc.                                  4,689          77,415
                                    Pzena Investment Management, Inc. Class A                             870           8,248
                                    Raymond James Financial, Inc.                                       8,850         291,873

                                                             52

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Reis, Inc. (a)                                                      2,000  $       11,600
                                    Renasant Corp.                                                      2,475          53,732
                                    Resource America, Inc. Class A                                      1,000           9,500
                                    Riskmetrics Group, Inc. (a)                                         2,200          43,054
                                    Riverview Bancorp, Inc.                                               200           1,200
                                    Roberts Realty Investors, Inc.                                        300           1,200
                                    Roma Financial Corp.                                                  800          11,800
                                    Rome Bancorp, Inc.                                                  2,800          29,400
                                    SEI Investments Co.                                                13,220         293,484
                                    SWS Group, Inc.                                                     2,265          45,662
                                    Sanders Morris Harris Group, Inc.                                   3,800          32,870
                                    Santander BanCorp                                                     703           7,592
                                    Security Bank Corp.                                                   384           1,594
                                    Siebert Financial Corp.                                             3,300           9,966
                                    Specialty Underwriters' Alliance, Inc. (a)                          3,600          17,748
                                    Sterling Financial Corp.                                            4,843          70,224
                                    Stifel Financial Corp. (a)                                          1,800          89,820
                                    Student Loan Corp.                                                    420          39,060
                                    Supertel Hospitality, Inc.                                            300           1,215
                                    TD Ameritrade Holding Corp. (a)                                    23,780         385,236
                                    TF Financial Corp.                                                    100           2,300
                                    Tarragon Corp. (a)                                                  4,679           1,263
                                    Thomas Weisel Partners Group, Inc. (a)                              2,800          23,604
                                    TierOne Corp.                                                       1,100           5,643
                                    U.S. Global Investors, Inc. (b)                                     1,600          16,080
                                    United Community Banks, Inc. (b)                                    5,240          69,482
                                    United PanAm Financial Corp. (a)                                    1,000           3,680
                                    Value Line, Inc.                                                      100           3,349
                                    ViewPoint Financial Group                                           2,700          47,250
                                    Visa, Inc. Class A                                                 44,800       2,750,272
                                    W Holding Co., Inc. (b)                                            10,252           5,536
                                    W.P. Carey & Co. LLC                                                2,200          57,420
                                    W.P. Stewart & Co. Ltd. (a)                                         3,500           4,060
                                    WVS Financial Corp.                                                   200           3,280
                                    Waddell & Reed Financial, Inc. Class A                              8,300         205,425
                                    Washington Federal, Inc.                                            8,561         157,950
                                    Waterstone Financial, Inc. (a)                                        600           5,862
                                    Wayne Savings Bancshares, Inc.                                        151           1,321
                                    Webster Financial Corp.                                             5,373         135,668
                                    Wesco Financial Corp.                                                 145          51,765
                                    West Bancorp., Inc.                                                   840          10,945
                                    Westfield Financial, Inc.                                           4,000          41,200
                                    Westwood Holdings Group Inc.                                          100           4,740
                                    White Mountains Insurance Group, Inc.                                 772         362,647
                                    Willis Lease Finance Corp. (a)                                        200           2,234
                                    Willow Grove Bancorp, Inc.                                          1,467          13,408
                                    Winthrop Realty Trust, Inc.                                         8,856          34,538

                                                             53


MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    World Acceptance Corp. (a)                                          1,700  $       61,200
                                    Wright Express Corp. (a)                                            3,100          92,535
                                                                                                               --------------
                                                                                                                   30,972,232
-----------------------------------------------------------------------------------------------------------------------------
MOTOR VEHICLES - 1.1%               A.O. Smith Corp.                                                    2,200          86,218
                                    ATC Technology Corp. (a)                                            2,505          59,469
                                    Accuride Corp. (a)                                                    700           1,120
                                    American Axle & Manufacturing Holdings, Inc.                        5,000          26,800
                                    Amerigon Inc. (a)                                                   2,700          17,766
                                    Arctic Cat, Inc.                                                    1,300          11,895
                                    ArvinMeritor, Inc.                                                  7,100          92,584
                                    BorgWarner, Inc.                                                   10,100         330,977
                                    Cascade Corp.                                                       1,200          52,572
                                    Coachmen Industries, Inc. (a)                                       1,100           1,815
                                    Commercial Vehicle Group, Inc. (a)                                    700           4,977
                                    Dana Holding Corp. (a)                                              5,100          24,684
                                    Donaldson Co., Inc.                                                 6,200         259,842
                                    Dorman Products, Inc. (a)                                           1,300          16,289
                                    Federal-Mogul Corp. Class A (a)                                     2,600          32,630
                                    Fleetwood Enterprises, Inc. (a)                                     3,690           3,764
                                    FortuNet, Inc. (a)(b)                                               2,100          12,390
                                    Fuel Systems Solutions, Inc. (a)                                    1,250          43,063
                                    Gentex Corp.                                                       13,890         198,627
                                    Group 1 Automotive, Inc.                                            2,600          56,498
                                    H&E Equipment Services, Inc. (a)                                    2,900          28,014
                                    Hayes Lemmerz International, Inc. (a)                               7,100          19,383
                                    LKQ Corp. (a)                                                      13,600         230,792
                                    Lear Corp. (a)                                                      6,345          66,623
                                    Lithia Motors, Inc. Class A                                         1,000           4,310
                                    MarineMax, Inc. (a)                                                 2,000          14,460
                                    Midas, Inc. (a)                                                     2,200          30,272
                                    Modine Manufacturing Co.                                            1,900          27,512
                                    Monaco Coach Corp.                                                  3,900           7,605
                                    Monro Muffler, Inc.                                                 1,125          25,943
                                    Myers Industries, Inc.                                              2,120          26,733
                                    Navistar International Corp. (a)                                    6,200         335,916
                                    Noble International Ltd.                                              850           5,092
                                    Oshkosh Corp.                                                       6,200          81,592
                                    Penske Auto Group, Inc.                                             4,200          48,174
                                    Polaris Industries, Inc. (b)                                        3,100         141,019
                                    Proliance International, Inc. (a)                                     447             335
                                    Rush Enterprises, Inc. Class A (a)                                  3,850          49,280
                                    Sonic Automotive, Inc.                                              1,800          15,228
                                    Spartan Motors, Inc.                                                2,275           7,235
                                    Standard Motor Products, Inc.                                       1,300           8,086
                                    Stoneridge, Inc. (a)                                                1,300          14,625
                                    Superior Industries International, Inc.                             3,210          61,504
                                    TRW Automotive Holdings Corp. (a)                                   5,300          84,323

                                                             54

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Thor Industries, Inc.                                               3,685  $       91,462
                                    Titan International, Inc.                                           3,375          71,955
                                    U.S. Auto Parts Network, Inc. (a)                                   4,600           9,706
                                    Visteon Corp. (a)                                                   8,000          18,560
                                    WABCO Holdings, Inc.                                                6,400         227,456
                                    Winnebago Industries, Inc. (b)                                      3,100          40,052
                                                                                                               --------------
                                                                                                                    3,127,227
-----------------------------------------------------------------------------------------------------------------------------
NON-DURABLES - 1.8%                 AFC Enterprises, Inc. (a)                                           2,700          19,602
                                    Activision Blizzard, Inc. (a)(c)                                   58,288         899,384
                                    American Greetings Corp. Class A                                    3,900          59,631
                                    BJ's Restaurants, Inc. (a)                                          2,000          23,880
                                    Benihana, Inc. (a)                                                    615           2,823
                                    Benihana, Inc. Class A (a)                                          2,630          12,098
                                    Blue Nile, Inc. (a)(b)                                              1,600          68,592
                                    Bob Evans Farms, Inc.                                               3,100          84,599
                                    Bowl America, Inc. Class A                                            210           2,789
                                    Brinker International, Inc.                                         9,800         175,322
                                    Buffalo Wild Wings, Inc. (a)(b)                                     1,800          72,432
                                    CBRL Group, Inc.                                                    2,315          60,884
                                    CEC Entertainment, Inc. (a)                                         2,650          87,980
                                    CKE Restaurants, Inc.                                               3,400          36,040
                                    Cabela's, Inc. Class A (a)(b)                                       4,100          49,528
                                    California Pizza Kitchen, Inc. (a)                                  3,000          38,610
                                    Centillium Communications, Inc. (a)                                 2,400           1,416
                                    Century Casinos, Inc. (a)                                           5,100          10,710
                                    The Cheesecake Factory, Inc. (a)                                    6,417          93,816
                                    Cheniere Energy, Inc. (a)                                           9,800          22,050
                                    Chipotle Mexican Grill, Inc. Class A (a)(b)                         3,200         177,568
                                    Churchill Downs, Inc.                                                 600          29,388
                                    Cosi, Inc. (a)                                                      5,500          10,835
                                    Denny's Corp. (a)                                                  10,600          27,348
                                    DineEquity, Inc. (b)                                                1,700          28,662
                                    Domino's Pizza, Inc. (a)                                            4,800          58,272
                                    Dover Motorsports, Inc. (b)                                         3,300          17,985
                                    Drew Industries, Inc. (a)                                           2,200          37,642
                                    Einstein Noah Restaurant Group, Inc. (a)                            1,100          11,088
                                    Famous Dave's of America, Inc. (a)                                  2,500          15,025
                                    Forward Industries, Inc. (a)                                        1,100           2,244
                                    Gaming Partners International Corp. (a)                             1,400           7,574
                                    Hibbett Sports, Inc. (a)                                            3,418          68,428
                                    Hollywood Media Corp. (a)                                           4,300           9,675
                                    International Speedway Corp. Class A                                3,200         124,512
                                    Isle of Capri Casinos, Inc. (a)                                     3,700          33,374
                                    Jack in the Box, Inc. (a)                                           6,100         128,710
                                    Jakks Pacific, Inc. (a)                                             3,013          75,054
                                    Kreisler Manufacturing Corp. (a)                                      300           2,400
                                    Krispy Kreme Doughnuts, Inc. (a)(b)                                 3,700          12,210

                                                             55

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Lancaster Colony Corp.                                              2,600  $       97,916
                                    Landry's Restaurants, Inc.                                          1,200          18,660
                                    Lazare Kaplan International, Inc. (a)                                 300           2,310
                                    Leapfrog Enterprises, Inc. (a)                                      3,500          36,960
                                    Lenox Group, Inc. (a)                                                 800              48
                                    LodgeNet Interactive Corp. (a)                                      3,000           6,090
                                    Luby's, Inc. (a)                                                    1,700          13,668
                                    Majesco Entertainment Co. (a)                                       1,500           1,335
                                    Marvel Entertainment, Inc. (a)                                      4,900         167,286
                                    McCormick & Schmick's Seafood Restaurants, Inc. (a)                 1,700          16,558
                                    Midway Games, Inc. (a)(b)                                           7,700          18,249
                                    Movado Group, Inc.                                                  2,600          58,110
                                    O'Charleys, Inc.                                                    1,705          14,919
                                    Oil-Dri Corp. of America                                              700          11,844
                                    P.F. Chang's China Bistro, Inc. (a)(b)                              2,595          61,086
                                    Panera Bread Co. Class A (a)                                        2,600         132,340
                                    Papa John's International, Inc. (a)                                 3,100          84,196
                                    Peco II, Inc. (a)                                                      90             338
                                    Penn National Gaming, Inc. (a)                                      6,800         180,676
                                    RC2 Corp. (a)                                                       1,670          33,400
                                    Red Robin Gourmet Burgers, Inc. (a)                                 1,900          50,920
                                    Regis Corp.                                                         3,200          88,000
                                    Ruby Tuesday, Inc. (a)                                              2,900          16,791
                                    Russ Berrie & Co., Inc. (a)                                         1,300           9,971
                                    Service Corp. International                                        22,400         187,264
                                    Servotronics, Inc.                                                    400           3,000
                                    Shutterfly, Inc. (a)                                                2,400          23,064
                                    Sonic Corp. (a)                                                     6,437          93,787
                                    Sotheby's Holdings, Inc. Class A                                    6,500         130,390
                                    The Steak n Shake Co. (a)                                             900           7,812
                                    Steinway Musical Instruments, Inc. (a)                              1,410          39,931
                                    Stewart Enterprises, Inc. Class A                                  10,200          80,172
                                    THQ, Inc. (a)                                                       6,850          82,474
                                    Take-Two Interactive Software, Inc.                                 6,500         106,600
                                    Trans World Entertainment Corp. (a)                                 2,400           6,816
                                    Trump Entertainment Resorts, Inc. (a)(b)                            6,000           7,320
                                    Tupperware Corp.                                                    5,955         164,537
                                    VCG Holding Corp. (a)(b)                                            2,600           8,814
                                    Warner Music Group Corp.                                            7,700          58,520
                                    Wendy's                                                            44,100         231,966
                                    World Wrestling Entertainment, Inc.                                 2,100          32,466
                                    Youbet.com, Inc. (a)                                                3,090           4,511
                                                                                                               --------------
                                                                                                                    5,091,295
-----------------------------------------------------------------------------------------------------------------------------
NON-FERROUS METALS - 0.6%           A.M. Castle & Co.                                                   1,000          17,280
                                    Advanced Environmental Recycling Technologies, Inc.                 7,600           2,660
                                       Class A (a)
                                    Atna Resources Ltd. (a)                                             1,792             836

                                                             56

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Brush Engineered Materials, Inc. (a)                                1,600  $       29,712
                                    Century Aluminum Co. (a)                                            3,800         105,222
                                    Coeur d'Alene Mines Corp. (a)(b)                                   62,700          95,931
                                    Commercial Metals Co.                                              10,900         184,101
                                    Encore Wire Corp.                                                   2,627          47,575
                                    General Moly, Inc. (a)                                              5,900          25,665
                                    Hecla Mining Co. (a)                                               17,300          80,964
                                    Horsehead Holding Corp. (a)                                         3,700          21,830
                                    Intrepid Potash, Inc. (a)                                           3,100          93,434
                                    Kaiser Aluminum Corp.                                               1,700          73,015
                                    Metalico, Inc. (a)(b)                                               2,900          17,110
                                    Minerals Technologies, Inc.                                         1,900         112,784
                                    Mueller Industries, Inc.                                            3,100          71,331
                                    RTI International Metals, Inc. (a)                                  2,400          46,944
                                    Reliance Steel & Aluminum Co.                                       5,724         217,340
                                    Solitario Exploration & Royalty Corp. (a)                           7,000          22,820
                                    Southern Copper Corp.                                              21,600         412,128
                                    Stillwater Mining Co. (a)                                           4,584          26,633
                                    Timberline Resources Corp. (a)                                      6,000           8,700
                                                                                                               --------------
                                                                                                                    1,714,015
-----------------------------------------------------------------------------------------------------------------------------
OPTICAL PHOTO &                     CPI Corp.                                                           1,200          12,900
EQUIPMENT - 0.1%                    Cyberoptics Corp. (a)                                               1,100          10,373
                                    Imation Corp.                                                       3,300          74,547
                                    Ingram Micro, Inc. Class A (a)                                     14,030         225,462
                                    LaserCard Corp. (a)                                                 2,095           8,359
                                    Meade Instruments Corp. (a)                                           200              50
                                    Photronics, Inc. (a)                                                1,900           3,572
                                    StockerYale, Inc. (a)                                                 100              44
                                    Zygo Corp. (a)                                                      1,000          12,580
                                                                                                               --------------
                                                                                                                      347,887
-----------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST                      AbitibiBowater, Inc. (b)                                            3,664          14,179
PRODUCTS - 0.6%                     Boise, Inc. (a)                                                     2,500           3,900
                                    Buckeye Technologies, Inc. (a)                                      2,800          22,932
                                    CSS Industries, Inc.                                                  804          20,695
                                    Caraustar Industries, Inc. (a)                                      5,900           8,850
                                    Chesapeake Corp. (a)                                                1,200             804
                                    Deltic Timber Corp.                                                 1,400          89,096
                                    Domtar Corp. (a)                                                   44,500         204,700
                                    Kadant, Inc. (a)                                                      580          13,207
                                    Kapstone Paper and Packaging Corp. (a)                              4,600          29,210
                                    Louisiana-Pacific Corp.                                            10,400          96,720
                                    Lydall, Inc. (a)                                                    1,800          17,334
                                    Neenah Paper, Inc.                                                  1,400          27,720
                                    P.H. Glatfelter Co.                                                 2,700          36,558
                                    Packaging Corp. of America                                         10,200         236,436
                                    Potlatch Corp.                                                      3,759         174,380
                                    Rayonier, Inc.                                                      6,871         325,342

                                                             57

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Rock-Tenn Co. Class A                                               3,900  $      155,922
                                    Smurfit-Stone Container Corp. (a)                                  25,880         121,636
                                    Universal Forest Products, Inc.                                     1,800          62,838
                                    Verso Paper Corp.                                                   2,900           7,656
                                    Wausau Paper Corp.                                                  3,700          37,481
                                                                                                               --------------
                                                                                                                    1,707,596
-----------------------------------------------------------------------------------------------------------------------------
PRODUCER GOODS - 4.4%               AGCO Corp. (a)                                                      8,723         371,687
                                    Aaon, Inc.                                                          1,550          28,194
                                    Actuant Corp. Class A                                               4,700         118,628
                                    Akorn, Inc. (a)                                                     8,100          41,553
                                    Alamo Group, Inc.                                                     700          11,935
                                    Albany International Corp. Class A                                  2,200          60,126
                                    Allied Motion Technologies, Inc. (a)                                  115             599
                                    Allis-Chalmers Energy, Inc. (a)                                     2,000          25,300
                                    American International Industries, Inc. (a)                         3,400           9,350
                                    American Vanguard Corp.                                             1,200          18,096
                                    Ametek, Inc.                                                       10,100         411,777
                                    Applied Industrial Technologies, Inc.                               3,000          80,790
                                    AptarGroup, Inc.                                                    6,100         238,571
                                    Arotech Corp. (a)                                                      14              15
                                    Astec Industries, Inc. (a)                                          1,500          46,245
                                    BE Aerospace, Inc. (a)                                              8,900         140,887
                                    Baldor Electric Co.                                                 3,500         100,835
                                    Barnes Group, Inc.                                                  3,800          76,836
                                    Blount International, Inc. (a)                                      2,200          24,486
                                    Blyth, Inc.                                                         2,700          30,618
                                    Briggs & Stratton Corp.                                             4,700          76,046
                                    CIRCOR International, Inc.                                          1,800          78,174
                                    Cantel Medical Corp. (a)                                            1,100          10,582
                                    Capstone Turbine Corp. (a)(b)                                      16,000          20,640
                                    Catalyst Semiconductor, Inc. (a)                                      200             898
                                    Chart Industries, Inc. (a)                                          2,900          82,824
                                    Cherokee International Corp. (a)                                    1,100           3,135
                                    Chicago Rivet & Machine Co.                                           100           1,975
                                    Clarcor, Inc.                                                       4,400         166,980
                                    Cognex Corp.                                                        4,085          82,354
                                    Colfax Corp. (a)                                                    1,900          31,749
                                    Columbus McKinnon Corp. (a)                                         2,000          47,140
                                    Comfort Systems USA, Inc.                                           2,500          33,400
                                    Concord Camera Corp. (a)                                              360             868
                                    Cryo-Cell International, Inc. (a)                                   1,900           1,064
                                    Culp, Inc. (a)                                                        600           3,552
                                    Curtiss-Wright Corp.                                                4,500         204,525
                                    DEI Holdings, Inc. (a)                                                300             300
                                    DXP Enterprises, Inc. (a)                                             200          10,662
                                    Diamond Management & Technology Consultants, Inc.                   3,000          14,070
                                    Dynamic Materials Corp.                                             1,100          25,531

                                                             58

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    The Eastern Co.                                                       300         $ 4,050
                                    Evergreen Solar, Inc. (a)                                          11,700          64,584
                                    FMC Corp.                                                           6,900         354,591
                                    The Fairchild Corp. (a)                                             1,600           4,160
                                    Federal Signal Corp.                                                3,200          43,840
                                    Flanders Corp. (a)                                                  4,400          27,720
                                    Flowserve Corp.                                                     5,000         443,850
                                    Foster Wheeler Ltd. (a)                                            14,080         508,429
                                    Franklin Electric Co., Inc.                                         2,300         102,465
                                    Gardner Denver, Inc. (a)                                            5,300         184,016
                                    The Gorman-Rupp Co.                                                 1,870          70,536
                                    Graco, Inc.                                                         5,887         209,636
                                    GrafTech International Ltd. (a)                                    10,700         161,677
                                    HI Shear Technology Corp.                                             700           6,650
                                    HNI Corp. (b)                                                       3,000          76,020
                                    Hardinge, Inc.                                                      1,900          24,130
                                    Harsco Corp.                                                        8,000         297,520
                                    Herman Miller, Inc.                                                 4,490         109,870
                                    Hexcel Corp. (a)                                                    9,500         130,055
                                    Hubbell, Inc. Class B                                               4,300         150,715
                                    Hurco Companies, Inc. (a)                                             800          23,656
                                    IDEX Corp.                                                          7,025         217,916
                                    Inplay Technologies, Inc. (a)                                         400              72
                                    IntriCon Corp. (a)                                                    500           1,970
                                    Jarden Corp. (a)                                                    7,175         168,254
                                    K-Tron International, Inc. (a)                                        100          12,883
                                    Kaydon Corp.                                                        2,800         126,168
                                    Kennametal, Inc.                                                    7,400         200,688
                                    Knoll, Inc.                                                         3,600          54,432
                                    L.B. Foster Co. Class A (a)                                         1,200          36,504
                                    LaBarge, Inc. (a)                                                   1,100          16,566
                                    Ladish Co., Inc. (a)                                                1,700          34,425
                                    Lawson Products, Inc.                                                 534          14,765
                                    Lennox International, Inc.                                          5,500         182,985
                                    Libbey, Inc.                                                        1,082           9,208
                                    Lincoln Electric Holdings, Inc.                                     3,495         224,763
                                    Lindsay Manufacturing Co.                                           1,100          80,025
                                    Liquidity Services, Inc. (a)                                        2,900          31,465
                                    MFRI, Inc. (a)                                                      1,400          15,750
                                    MSC Industrial Direct Co. Class A                                   4,200         193,494
                                    Magnetek, Inc. (a)                                                  1,700           6,885
                                    Material Sciences Corp. (a)                                           900           5,175
                                    Matthews International Corp. Class A                                2,400         121,776
                                    Merix Corp. (a)                                                     2,700           3,456
                                    Micrel, Inc.                                                        5,660          51,336
                                    Middleby Corp. (a)(b)                                               1,800          97,758
                                    Milacron, Inc. (a)                                                      1               1

                                                             59

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Modtech Holdings, Inc. (a)                                            900            $ 27
                                    Moog, Inc. Class A (a)                                              3,225         138,288
                                    Mueller Water Products, Inc. Series B                               9,500          61,750
                                    NACCO Industries, Inc. Class A                                        400          37,808
                                    NATCO Group, Inc. Class A (a)                                       1,900          76,342
                                    NN, Inc.                                                            2,700          34,695
                                    Nordson Corp.                                                       2,900         142,419
                                    Oceaneering International, Inc. (a)                                 5,600         298,592
                                    Park-Ohio Holdings Corp. (a)                                        1,500          26,835
                                    Pentair, Inc.                                                       8,750         302,488
                                    Plug Power, Inc. (a)                                               12,107          11,986
                                    Presstek, Inc. (a)                                                  3,140          17,710
                                    RBC Bearings, Inc. (a)                                              2,300          77,487
                                    Reddy Ice Holdings, Inc.                                            1,000           3,650
                                    Regal-Beloit Corp.                                                  2,905         123,521
                                    Research Frontiers, Inc. (a)(b)                                     2,900          11,948
                                    Riviera Holdings Corp. (a)                                            700           5,145
                                    Robbins & Myers, Inc.                                               2,800          86,604
                                    Ronson Corp. (a)                                                    1,124           1,203
                                    Roper Industries, Inc.                                              8,500         484,160
                                    SI International, Inc. (a)                                          1,770          53,189
                                    SPX Corp.                                                           4,648         357,896
                                    Safeguard Scientifics, Inc. (a)                                     7,000           8,750
                                    Sauer-Danfoss, Inc.                                                 1,100          27,159
                                    The Shaw Group, Inc. (a)                                            7,400         227,402
                                    Somanetics Corp. (a)                                                1,800          39,366
                                    Sonic Solutions, Inc. (a)                                           1,800           7,920
                                    Spectrum Control, Inc. (a)                                          1,000           7,470
                                    Standex International Corp.                                           700          19,425
                                    Steelcase, Inc. Class A                                             6,400          68,800
                                    Strattec Security Corp.                                               900          23,778
                                    Sun Hydraulics, Inc.                                                1,650          42,966
                                    T-3 Energy Services, Inc. (a)                                       1,300          48,256
                                    Team, Inc. (a)                                                      1,900          68,628
                                    Technology Research Corp.                                           1,500           3,525
                                    Tecumseh Products Co. Class A (a)                                   1,700          42,568
                                    Teleflex, Inc.                                                      3,300         209,517
                                    Tennant Co.                                                         1,700          58,242
                                    Tenneco, Inc. (a)                                                   4,800          51,024
                                    ThermoGenesis Corp. (a)                                             8,000          10,000
                                    Timken Co.                                                          6,400         181,440
                                    Trinity Industries, Inc.                                            6,700         172,391
                                    Triumph Group, Inc.                                                 1,600          73,136
                                    TurboChef Technologies, Inc. (a)                                    2,300          14,145
                                    Twin Disc, Inc.                                                     1,600          22,016
                                    Tyler Technologies, Inc. (a)                                        2,400          36,408
                                    Valhi, Inc.                                                         1,240          22,320

                                                             60

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Valmont Industries, Inc.                                            1,900  $      157,111
                                    Watsco, Inc. (b)                                                    2,600         130,728
                                    Watts Water Technologies, Inc. Class A                              3,200          87,520
                                    Woodward Governor Co.                                               5,800         204,566
                                    X-Rite, Inc. (a)                                                    1,100           3,872
                                                                                                               --------------
                                                                                                                   12,064,079
-----------------------------------------------------------------------------------------------------------------------------
RAILROADS & SHIPPING - 0.7%         Alexander & Baldwin, Inc.                                           4,000         176,120
                                    American Commercial Lines, Inc. (a)                                 4,500          47,880
                                    Capital Product Partners LP                                           700           7,616
                                    Diamondhead Casino Corp. (a)                                        4,600           8,280
                                    Eagle Bulk Shipping, Inc.                                           4,800          66,912
                                    Excel Maritime Carriers Ltd. (b)                                    3,600          54,288
                                    Freightcar America, Inc.                                            1,500          43,905
                                    GATX Corp.                                                          3,200         126,624
                                    Genco Shipping & Trading Ltd. (b)                                   3,200         106,368
                                    General Maritime Corp.                                              2,800          54,544
                                    Genesee & Wyoming, Inc. Class A (a)                                 2,950         110,684
                                    Greenbrier Cos., Inc.                                               1,900          37,069
                                    Horizon Lines, Inc. Class A                                         3,200          31,584
                                    Hornbeck Offshore Services, Inc. (a)                                2,400          92,688
                                    International Shipholding Corp. (a)                                   300           6,570
                                    K-Sea Transportation Partners LP                                      700          14,077
                                    Kansas City Southern (a)                                            7,800         346,008
                                    Martin Midstream Partners LP                                        1,700          34,323
                                    OSG America LP                                                      2,400          21,000
                                    OceanFreight, Inc.                                                  1,500          20,205
                                    Overseas Shipholding Group, Inc.                                    2,400         139,944
                                    Saia, Inc. (a)                                                      1,400          18,592
                                    Ship Finance International Ltd.                                     4,000          86,240
                                    TBS International Ltd. (a)                                          1,600          21,536
                                    Trico Marine Services, Inc. (a)(b)                                  1,400          23,912
                                    U.S. Shipping Partners LP                                           2,100           3,066
                                    Westinghouse Air Brake Technologies Corp.                           4,400         225,412
                                                                                                               --------------
                                                                                                                    1,925,447
-----------------------------------------------------------------------------------------------------------------------------
REAL PROPERTY - 5.7%                AMB Property Corp.                                                  9,400         425,820
                                    AMREP Corp. (a)                                                       500          21,205
                                    Acadia Realty Trust                                                 3,300          83,424
                                    Alesco Financial, Inc. (b)                                          1,795           1,616
                                    Alexander's, Inc.                                                     300         120,000
                                    Alexandria Real Estate Equities, Inc. (c)                           3,100         348,750
                                    American Capital Agency Corp.                                       1,500          25,980
                                    American Land Lease, Inc.                                             400           7,772
                                    American Mortgage Acceptance Co.                                      500             300
                                    American Realty Investors, Inc. (a)                                   500           4,075
                                    Annaly Capital Management, Inc.                                    53,900         724,955
                                    Anthracite Capital, Inc. (e)                                        7,200          38,592
                                    Anworth Mortgage Asset Corp.                                        6,300          37,296

                                                             61

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Arbor Realty Trust, Inc. (b)                                        2,800  $       28,000
                                    Associated Estates Realty Corp.                                       100           1,303
                                    Avatar Holdings, Inc. (a)                                             700          23,100
                                    BRE Properties                                                      4,135         202,615
                                    BRT Realty Trust                                                    2,000          17,180
                                    Big 5 Sporting Goods Corp.                                          3,200          33,024
                                    BioMed Realty Trust, Inc.                                           7,200         190,440
                                    Brandywine Realty Trust                                             8,914         142,891
                                    Brookfield Properties Corp.                                        20,600         326,304
                                    CBL & Associates Properties, Inc.                                   5,900         118,472
                                    CBRE Realty Finance, Inc.                                           2,300           3,105
                                    California Coastal Communities, Inc. (a)                            3,200           6,976
                                    Camden Property Trust                                               5,057         231,914
                                    Capstead Mortgage Corp.                                             5,400          59,130
                                    Care Investment Trust, Inc.                                         3,400          39,032
                                    Cedar Shopping Centers, Inc.                                        5,400          71,388
                                    Chimera Investment Corp.                                            1,700          10,557
                                    Colonial Properties Trust                                           4,300          80,367
                                    Corporate Office Properties Trust                                   4,800         193,680
                                    Cousins Properties, Inc.                                            4,400         111,012
                                    Crystal River Capital, Inc. (b)                                     3,300           6,666
                                    DCT Industrial Trust, Inc.                                         17,500         131,075
                                    DiamondRock Hospitality Co.                                         6,900          62,790
                                    Digital Realty Trust, Inc.                                          6,200         292,950
                                    Douglas Emmett, Inc.                                               10,900         251,463
                                    Duke Realty Corp.                                                  13,975         343,506
                                    Dupont Fabros Technology, Inc.                                      3,800          57,950
                                    Eastgroup Properties, Inc.                                          2,600         126,204
                                    Education Realty Trust, Inc.                                        4,000          44,320
                                    Entertainment Properties Trust                                      3,100         169,632
                                    Equity Lifestyle Properties, Inc.                                   1,800          95,454
                                    Equity One, Inc.                                                    3,655          74,891
                                    Essex Property Trust, Inc.                                          2,100         248,493
                                    Federal Realty Investment Trust                                     5,640         482,784
                                    FelCor Lodging Trust, Inc.                                          6,700          47,972
                                    First Acceptance Corp. (a)                                          1,327           4,512
                                    First Industrial Realty Trust, Inc.                                 4,600         131,928
                                    First Potomac Realty Trust                                          2,600          44,694
                                    Forest City Enterprises, Inc. Class A                               6,800         208,556
                                    Forestar Real Estate Group, Inc. (a)                                2,833          41,787
                                    Getty Realty Corp.                                                  1,900          42,123
                                    Gladstone Commercial Corp.                                          2,100          31,794
                                    Glimcher Realty Trust                                               4,900          51,156
                                    Grubb & Ellis Co.                                                   4,922          13,289
                                    HRPT Properties Trust                                              19,600         135,044
                                    Hatteras Financial Corp.                                            1,100          25,520
                                    Health Care REIT, Inc.                                              8,852         471,192

                                                             62

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Healthcare Realty Trust, Inc.                                       5,200  $      151,580
                                    Highwoods Properties, Inc.                                          5,550         197,358
                                    Hilltop Holdings, Inc. (a)                                          6,280          64,810
                                    Home Properties, Inc.                                               3,200         185,440
                                    Hospitality Properties Trust                                        9,105         186,835
                                    Housevalues, Inc. (a)                                               1,600           4,240
                                    IMPAC Mortgage Holdings, Inc. (a)                                   5,500           1,375
                                    Icahn Enterprises LP                                                  600          25,830
                                    Inland Real Estate Corp.                                            6,400         100,416
                                    Interval Leisure Group, Inc. (a)                                    3,860          40,144
                                    Investors Real Estate Trust                                         6,500          72,735
                                    iStar Financial, Inc.                                              11,200          29,120
                                    JER Investors Trust, Inc. (b)                                         500           2,410
                                    Jones Lang LaSalle, Inc.                                            3,100         134,788
                                    Kilroy Realty Corp.                                                 3,400         162,486
                                    Kite Realty Group Trust                                             1,700          18,700
                                    LTC Properties, Inc.                                                1,100          32,252
                                    LTC-Amerivest Liquidating Trust (a)(f)                              4,400               0
                                    LaSalle Hotel Properties                                            4,200          97,944
                                    Lexington Corporate Properties Trust                                6,120         105,386
                                    Liberty Property Trust                                              8,960         337,344
                                    LoopNet, Inc. (a)(b)                                                4,000          39,320
                                    Luminent Mortgage Capital, Inc. (a)                                 7,570              76
                                    MFA Mortgage Investments, Inc.                                     19,800         128,700
                                    The Macerich Co.                                                    7,200         458,280
                                    Mack-Cali Realty Corp.                                              6,400         216,768
                                    Maguire Properties, Inc.                                            4,500          26,820
                                    Meruelo Maddux Properties, Inc. (a)                                 3,400           4,148
                                    Mid-America Apartment Communities, Inc.                             2,700         132,678
                                    Mission West Properties, Inc.                                       1,100          10,714
                                    Move, Inc. (a)                                                     10,424          22,099
                                    National Health Investors, Inc.                                     1,700          58,106
                                    National Retail Properties, Inc.                                    7,391         177,014
                                    Nationwide Health Properties, Inc.                                  9,200         331,016
                                    New York Mortgage Trust, Inc.                                       3,300          10,461
                                    Newcastle Investment Corp. (b)                                      5,605          35,592
                                    NorthStar Realty Finance Corp.                                      6,400          49,600
                                    Omega Healthcare Investors, Inc.                                    5,300         104,198
                                    Origen Financial, Inc.                                              3,500           4,305
                                    Orleans Homebuilders, Inc. (b)                                        900           3,645
                                    PS Business Parks, Inc.                                             2,000         115,200
                                    Parkway Properties, Inc.                                            1,800          68,148
                                    Pennsylvania Real Estate Investment Trust                           4,099          77,266
                                    Pope Resources, Ltd. LP                                               300           8,535
                                    Post Properties, Inc.                                               3,500          97,895
                                    RAIT Investment Trust (b)                                           6,300          34,587
                                    Ramco-Gershenson Properties Trust                                   1,600          35,872

                                                             63

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Reading International, Inc. Class A (a)                             1,300  $        8,840
                                    Realty Income Corp.                                                 9,700         248,320
                                    Redwood Trust, Inc. (b)                                             3,200          69,536
                                    Regency Centers Corp.                                               6,600         440,154
                                    SL Green Realty Corp.                                               5,882         381,154
                                    Saul Centers, Inc.                                                  1,300          65,702
                                    Senior Housing Properties Trust                                    11,200         266,896
                                    Sovran Self Storage, Inc.                                           1,500          67,035
                                    The St. Joe Co. (a)(b)                                              9,200         359,628
                                    Stonemor Partners LP                                                2,100          30,618
                                    Strategic Hotel Capital, Inc.                                       5,400          40,770
                                    Stratus Properties, Inc. (a)                                          200           5,504
                                    Sun Communities, Inc.                                               2,600          51,506
                                    Sunstone Hotel Investors, Inc.                                      6,100          82,350
                                    Tanger Factory Outlet Centers, Inc.                                 3,200         140,128
                                    Taubman Centers, Inc.                                               5,000         250,000
                                    Thomas Properties Group, Inc.                                       2,600          26,260
                                    Thornburg Mortgage, Inc.                                               10              18
                                    Toreador Resources Corp. (a)                                        3,400          30,566
                                    Transcontinental Realty Investors, Inc. (a)                           100           1,080
                                    Tree.com, Inc. (a)                                                    642           3,096
                                    U-Store-It Trust                                                    5,000          61,350
                                    UDR, Inc.                                                          12,365         323,345
                                    Universal Health Realty Income Trust                                1,300          50,570
                                    Urstadt Biddle Properties, Inc.                                     1,300          21,931
                                    Urstadt Biddle Properties, Inc. Class A                               900          16,875
                                    Ventas, Inc.                                                       13,900         686,938
                                    Washington Real Estate Investment Trust                             5,000         183,150
                                    Weingarten Realty Investors                                         7,575         270,200
                                    ZipRealty, Inc. (a)                                                 1,049           4,280
                                                                                                               --------------
                                                                                                                   15,758,056
-----------------------------------------------------------------------------------------------------------------------------
RETAIL - 2.8%                       1-800-FLOWERS.COM, Inc. Class A (a)                                 4,470          26,909
                                    99 Cents Only Stores (a)                                            5,866          64,350
                                    A.C. Moore Arts & Crafts, Inc. (a)                                  3,100          19,437
                                    Aaron Rents, Inc.                                                   3,975         107,603
                                    Advance Auto Parts, Inc.                                            8,500         337,110
                                    Allion Healthcare, Inc. (a)                                         3,200          19,040
                                    Alloy, Inc. (a)                                                     1,300          10,049
                                    American Apparel, Inc. (a)                                          2,700          22,140
                                    American Eagle Outfitters, Inc.                                    15,165         231,266
                                    AnnTaylor Stores Corp. (a)                                          4,375          90,300
                                    Arden Group, Inc. Class A                                             200          29,124
                                    Asbury Automotive Group, Inc.                                       2,500          28,800
                                    BJ's Wholesale Club, Inc. (a)                                       5,400         209,844
                                    Barnes & Noble, Inc.                                                3,500          91,280
                                    Bidz.com, Inc. (a)(b)                                                 700           6,062
                                    Bluegreen Corp. (a)                                                 1,100           7,601

                                                             64

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    The Bon-Ton Stores, Inc.                                            2,600  $        7,072
                                    Books-A-Million, Inc.                                               1,200           6,000
                                    Borders Group, Inc.                                                 6,200          40,672
                                    Brightpoint, Inc. (a)                                               5,556          40,003
                                    Build-A-Bear Workshop, Inc. (a)                                     1,300           9,464
                                    CarMax, Inc. (a)(b)                                                17,300         242,200
                                    Casey's General Stores, Inc.                                        5,200         156,884
                                    Casual Male Retail Group, Inc. (a)                                  3,100          12,183
                                    The Cato Corp. Class A                                              2,750          48,262
                                    Central Garden & Pet Co. Class A (a)                                3,500          20,825
                                    Charlotte Russe Holding, Inc. (a)                                   2,800          28,700
                                    Charming Shoppes, Inc. (a)                                         10,655          52,103
                                    Chico's FAS, Inc. (a)                                              13,300          72,751
                                    The Children's Place Retail Stores, Inc. (a)                        2,405          80,207
                                    Christopher & Banks Corp.                                           2,238          17,165
                                    Circuit City Stores, Inc. (b)                                      15,180          11,537
                                    Coldwater Creek, Inc. (a)                                           7,470          43,251
                                    Collective Brands, Inc. (a)                                         6,300         115,353
                                    Cost Plus, Inc. (a)                                                 4,700           9,165
                                    DSW, Inc. Class A (a)(b)                                            1,700          23,290
                                    dELiA*s, Inc. (a)                                                   5,199          14,973
                                    Dollar Tree, Inc. (a)                                               8,605         312,878
                                    Dress Barn, Inc. (a)                                                5,606          85,716
                                    drugstore.com, Inc. (a)                                             3,400           7,990
                                    Eddie Bauer Holdings, Inc. (a)                                        800           4,280
                                    The Finish Line, Inc. Class A                                       4,247          42,428
                                    Flanigan's Enterprises, Inc. (a)                                      200           1,170
                                    Foot Locker, Inc.                                                  13,300         214,928
                                    Fred's, Inc.                                                        2,850          40,527
                                    Gander Mountain Co. (a)(b)                                          1,400           4,578
                                    Genesco, Inc. (a)                                                   2,300          77,004
                                    The Great Atlantic & Pacific Tea Co., Inc. (a)                      2,920          31,594
                                    Gymboree Corp. (a)                                                  2,500          88,750
                                    HFF, Inc. Class A (a)                                               2,700          10,800
                                    HSN, Inc. (a)                                                       3,860          42,499
                                    Hanesbrands, Inc. (a)                                               9,300         202,275
                                    hhgregg, Inc. (a)                                                   1,000           9,750
                                    Hillenbrand, Inc.                                                   5,345         107,755
                                    Hot Topic, Inc. (a)                                                 3,250          21,483
                                    IAC/InterActiveCorp. (a)                                            9,650         166,945
                                    Insight Enterprises, Inc. (a)                                       4,000          53,640
                                    Jamba, Inc. (a)(b)                                                  3,800           3,420
                                    Jo-Ann Stores, Inc. (a)                                             2,665          55,912
                                    Kirkland's, Inc. (a)                                                1,100           2,497
                                    Longs Drug Stores Corp.                                             3,200         242,048
                                    Lumber Liquidators, Inc. (a)                                          700           8,792
                                    Men's Wearhouse, Inc.                                               3,800          80,712

                                                             65

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    O'Reilly Automotive, Inc. (a)                                      11,724  $      313,851
                                    OfficeMax, Inc.                                                     8,200          72,898
                                    Overstock.com, Inc. (a)(b)                                          1,300          25,753
                                    PC Connection, Inc. (a)                                             3,000          20,070
                                    Pacific Sunwear of California, Inc. (a)                             7,125          47,951
                                    The Pep Boys - Manny, Moe & Jack                                    3,700          22,866
                                    Pet DRx Corp. (a)                                                   4,900          12,642
                                    PetSmart, Inc.                                                     12,300         303,933
                                    Pier 1 Imports, Inc. (a)                                            8,500          35,105
                                    PriceSmart, Inc.                                                    2,150          35,991
                                    Rent-A-Center, Inc. (a)                                             6,500         144,820
                                    Retail Ventures, Inc. (a)                                           2,200           8,580
                                    Rite Aid Corp. (a)(b)                                              57,600          48,384
                                    Ross Stores, Inc.                                                  12,700         467,487
                                    Ruddick Corp.                                                       3,100         100,595
                                    Ruth's Hospitality Group, Inc. (a)                                  3,400          13,362
                                    Saks, Inc. (a)                                                     12,200         112,850
                                    Sally Beauty Co., Inc. (a)                                          8,470          72,842
                                    School Specialty, Inc. (a)                                          2,000          62,380
                                    Sharper Image Corp. (a)(b)                                          2,800              28
                                    Shoe Carnival, Inc. (a)                                             1,800          29,484
                                    Signet Jewelers Ltd.                                                8,800         205,744
                                    Stamps.com, Inc. (a)                                                2,150          25,091
                                    Stein Mart, Inc.                                                    6,000          23,460
                                    Systemax, Inc.                                                      1,200          16,872
                                    The Talbots, Inc.                                                   3,300          43,230
                                    Texas Roadhouse, Inc. Class A (a)                                   5,600          50,344
                                    Ticketmaster (a)                                                    3,860          41,418
                                    Titan Machinery, Inc. (a)                                           1,400          29,134
                                    Tractor Supply Co. (a)                                              3,400         142,970
                                    Tuesday Morning Corp. (a)                                           3,100          12,803
                                    Tween Brands, Inc. (a)                                              2,700          26,433
                                    Ulta Salon Cosmetics & Fragrance, Inc. (a)                          3,957          52,549
                                    Unifirst Corp.                                                      1,700          73,253
                                    United Stationers, Inc. (a)                                         2,500         119,575
                                    Urban Outfitters, Inc. (a)                                         11,400         363,318
                                    Weis Markets, Inc.                                                  1,200          43,212
                                    West Marine, Inc. (a)                                               1,600           9,536
                                    The Wet Seal, Inc. Class A (a)                                      8,675          31,490
                                    Williams-Sonoma, Inc.                                               7,300         118,114
                                    Winmark Corp. (a)                                                     600           9,654
                                    Zale Corp. (a)(b)                                                   4,200         105,000
                                    Zumiez, Inc. (a)                                                    2,600          42,848
                                                                                                               --------------
                                                                                                                    7,811,266
-----------------------------------------------------------------------------------------------------------------------------
SOAPS & COSMETICS - 0.4%            Alberto-Culver Co.                                                  7,370         200,759
                                    Bare Escentuals, Inc. (a)(b)                                        6,500          70,655
                                    Chattem, Inc. (a)                                                   1,800         140,724

                                                             66

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Church & Dwight Co., Inc.                                           6,300  $      391,167
                                    Elizabeth Arden, Inc. (a)                                           3,300          64,779
                                    Inter Parfums, Inc.                                                 2,450          33,222
                                    Nu Skin Enterprises, Inc. Class A                                   4,300          69,746
                                    Parlux Fragrances, Inc. (a)                                         1,100           5,654
                                    Physicians Formula Holdings, Inc. (a)                               1,000           5,950
                                    Revlon, Inc., Class A (a)                                           2,989          44,387
                                    Steiner Leisure Ltd. (a)                                            1,000          34,380
                                                                                                                -------------
                                                                                                                    1,061,423
-----------------------------------------------------------------------------------------------------------------------------
STEEL - 0.5%                        Ampco-Pittsburgh Corp.                                              1,000          25,900
                                    Carpenter Technology Corp.                                          4,600         117,990
                                    Cleveland-Cliffs, Inc.                                              9,600         508,224
                                    Cold Metal Products, Inc. (a)                                       1,400               0
                                    Friedman Industries, Inc.                                             600           3,990
                                    Gibraltar Industries, Inc.                                          3,400          63,614
                                    Northwest Pipe Co. (a)                                              1,300          56,706
                                    Olympic Steel, Inc.                                                 1,205          35,535
                                    Omega Flex, Inc.                                                      500          11,275
                                    Schnitzer Steel Industries, Inc. Class A                            2,150          84,366
                                    Shiloh Industries, Inc.                                               400           3,380
                                    Steel Dynamics, Inc.                                               18,060         308,645
                                    Synalloy Corp.                                                      1,300          17,615
                                    Universal Stainless & Alloy Products, Inc. (a)                        700          17,885
                                    Worthington Industries, Inc.                                        6,300          94,122
                                                                                                               --------------
                                                                                                                    1,349,247
-----------------------------------------------------------------------------------------------------------------------------
TELEPHONE - 1.8%                    ADC Telecommunications, Inc. (a)(c)                                11,400          96,330
                                    ATSI Communications, Inc. (a)                                          75              15
                                    Acme Packet, Inc. (a)                                               5,400          30,942
                                    Adtran, Inc.                                                        6,280         122,397
                                    Airspan Networks, Inc. (a)                                          7,800           2,652
                                    Alaska Communications Systems Group, Inc.                           4,900          59,927
                                    Applied Signal Technology, Inc.                                     2,400          41,712
                                    Aruba Networks, Inc. (a)                                            5,000          25,650
                                    Atlantic Tele-Network, Inc.                                           500          14,000
                                    Autobytel, Inc. (a)                                                 8,000           8,560
                                    Centennial Communications Corp. (a)                                 8,700          54,288
                                    Cincinnati Bell, Inc. (a)                                          17,900          55,311
                                    Consolidated Communications Holdings, Inc.                          3,484          52,539
                                    Crown Castle International Corp. (a)                               24,090         697,887
                                    D&E Communications, Inc.                                              999           7,542
                                    Digital Angel Corp. (a)                                             4,705           1,741
                                    Ditech Networks, Inc. (a)                                           2,000           2,380
                                    Equinix, Inc. (a)                                                   3,215         223,314
                                    Extreme Networks, Inc. (a)                                         13,000          43,810
                                    FairPoint Communications, Inc.                                      9,600          83,232
                                    FiberTower Corp. (a)                                               22,700          31,326
                                    Fibernet Telecom Group, Inc. (a)                                        1               9

                                                             67

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Finisar Corp. (a)                                                  26,135  $       26,396
                                    Fusion Telecommunications International, Inc. (a)                   4,500             945
                                    General Communication, Inc. Class A (a)                             3,400          31,484
                                    GeoEye, Inc. (a)                                                    2,000          44,260
                                    Global Crossing Ltd. (a)                                            2,595          39,340
                                    Globalstar, Inc. (a)                                                5,600           9,520
                                    Globecomm Systems Inc. (a)                                          1,400          12,236
                                    GoAmerica, Inc. (a)                                                     6              32
                                    HickoryTech Corp.                                                     800           4,648
                                    Hughes Communications, Inc. (a)                                       900          33,030
                                    ICO Global Communications Holdings Ltd. (a)                        15,100          16,459
                                    ID Systems, Inc. (a)                                                1,600          14,160
                                    IDT Corp. Class B (a)                                               4,600           3,404
                                    Ibasis, Inc.                                                        2,400           8,376
                                    Iowa Telecommunications Services, Inc.                              3,400          63,512
                                    iPCS, Inc. (a)                                                      1,900          42,313
                                    j2 Global Communications, Inc. (a)                                  4,500         105,075
                                    Leap Wireless International, Inc. (a)                               5,100         194,310
                                    Level 3 Communications, Inc. (a)(b)                               151,088         407,938
                                    MetroPCS Communications, Inc. (a)                                  18,000         251,820
                                    NET2000 Communications, Inc. (a)                                      300               0
                                    NII Holdings, Inc. (a)                                             16,400         621,888
                                    NTELOS Holdings Corp.                                               3,000          80,670
                                    Neutral Tandem, Inc. (a)                                            1,400          25,956
                                    Nextwave Wireless, Inc. (a)(b)                                      4,100           2,460
                                    Novatel Wireless, Inc. (a)                                          3,586          21,731
                                    Occam Networks, Inc. (a)                                              400           1,600
                                    Optical Cable Corp. (a)                                               247           1,025
                                    PAETEC Holding Corp. (a)                                           18,300          39,345
                                    Primus Telecommunications GP (a)                                   29,100           6,693
                                    RCN Corp. (a)                                                       4,500          55,170
                                    Shenandoah Telecom Co.                                              1,600          35,312
                                    Sonus Networks, Inc. (a)                                           22,000          63,360
                                    SureWest Communications                                               800           8,160
                                    Syniverse Holdings, Inc. (a)                                        2,900          48,169
                                    TW Telecom, Inc. (a)                                               14,400         149,616
                                    Telephone & Data Systems, Inc.                                      6,300         225,225
                                    Telephone & Data Systems, Inc. (Special Shares)                     2,900         104,110
                                    Telular Corp. (a)                                                     200             482
                                    TerreStar Corp. (a)(b)                                              5,100           5,100
                                    Terremark Worldwide, Inc. (a)                                       2,700          18,549
                                    U.S. Cellular Corp. (a)                                             1,600          75,072
                                    USA Mobility, Inc.                                                  3,600          39,600
                                    UTStarcom, Inc. (a)(b)                                             10,500          35,385
                                    Virgin Media, Inc.                                                 29,455         232,695
                                    Virgin Mobile USA, Inc. (a)                                         5,800          17,052

                                                             68

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Vonage Holdings Corp. (a)(b)                                       11,300  $       11,413
                                    Warwick Valley Telephone Co.                                        1,500          16,815
                                                                                                               --------------
                                                                                                                    4,907,475
-----------------------------------------------------------------------------------------------------------------------------
TIRES & RUBBER                      American Biltrite, Inc. (a)                                           200             960
GOODS - 0.1%                        Carlisle Cos., Inc.                                                 6,000         179,820
                                    Cooper Tire & Rubber Co.                                            6,400          55,040
                                    SRI/Surgical Express, Inc. (a)                                      1,000           3,250
                                    Synergetics USA, Inc. (a)                                             400             804
                                                                                                               --------------
                                                                                                                      239,874
-----------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%                      Alliance One International, Inc. (a)                                6,500          24,700
                                    M&F Worldwide Corp. (a)                                             1,600          64,000
                                    Schweitzer-Mauduit International, Inc.                                900          17,091
                                    Universal Corp.                                                     2,745         134,752
                                    Vector Group Ltd. (b)                                               4,512          79,679
                                                                                                               --------------
                                                                                                                      320,222
-----------------------------------------------------------------------------------------------------------------------------
TRAVEL & RECREATION - 1.2%          Aldila, Inc.                                                          100             401
                                    All-American SportPark, Inc. (a)                                    4,038             807
                                    Ambassadors Group, Inc.                                             2,500          39,775
                                    Amerco, Inc. (a)                                                      800          33,544
                                    American Classic Voyages Co. (a)                                      100               0
                                    Ameristar Casinos, Inc.                                             2,500          35,475
                                    Bally Technologies, Inc. (a)                                        4,400         133,232
                                    Boyd Gaming Corp.                                                   3,700          34,632
                                    Brunswick Corp.                                                     9,600         122,784
                                    CKX, Inc. (a)                                                       6,000          36,960
                                    Callaway Golf Co.                                                   6,800          95,676
                                    Cedar Fair, LP                                                      4,000          82,840
                                    Choice Hotels International, Inc.                                   3,400          92,140
                                    Dick's Sporting Goods, Inc. (a)                                     8,500         166,430
                                    Dollar Thrifty Automotive Group, Inc. (a)                           2,100           4,053
                                    Dover Downs Gaming & Entertainment, Inc.                            3,116          24,242
                                    Elixir Gaming Technologies, Inc. (a)(b)                             3,300           1,089
                                    Empire Resorts, Inc. (a)(b)                                         5,300          13,356
                                    Full House Resorts, Inc. (a)                                        1,000           1,500
                                    Great Wolf Resorts, Inc. (a)                                        1,800           6,588
                                    Interstate Hotels & Resorts, Inc. (a)                               3,800           8,930
                                    Las Vegas Sands Corp. (a)(b)                                       10,300         371,933
                                    Life Time Fitness, Inc. (a)(b)                                      2,600          81,302
                                    Lodgian, Inc. (a)                                                   1,100           8,580
                                    MGM Mirage (a)(b)                                                   9,011         256,814
                                    MTR Gaming Group, Inc. (a)                                          2,100           6,972
                                    Marcus Corp.                                                        1,500          24,120
                                    Marine Products Corp.                                                 700           5,810
                                    Monarch Casino & Resort, Inc. (a)                                   1,600          18,224
                                    Morgans Hotel Group Co. (a)                                         3,800          41,458
                                    Multimedia Games, Inc. (a)(b)                                       1,900           8,227

                                                             69

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Orbitz Worldwide, Inc. (a)                                          4,800  $       28,176
                                    Orient Express Hotels Ltd. Class A                                  4,000          96,520
                                    Pinnacle Entertainment, Inc. (a)                                    4,600          34,776
                                    Pool Corp. (b)                                                      4,650         108,485
                                    Premier Exhibitions, Inc. (a)                                       3,700           6,660
                                    Progressive Gaming International Corp. (a)                            838           1,198
                                    Red Lion Hotels Corp. (a)                                             500           4,010
                                    Rick's Cabaret International, Inc. (a)                                900           8,838
                                    Royal Caribbean Cruises Ltd.                                       13,200         273,900
                                    Scientific Games Corp. Class A (a)                                  7,200         165,744
                                    Shuffle Master, Inc. (a)                                            5,543          28,214
                                    Silverleaf Resorts, Inc. (a)                                        6,600           8,184
                                    Six Flags, Inc. (a)                                                11,700           8,073
                                    Sonesta International Hotels Corp. Class A                            200           4,160
                                    Speedway Motorsports, Inc.                                          1,500          29,220
                                    Sport Supply Group, Inc.                                            2,300          25,300
                                    Town Sports International Holdings, Inc. (a)                          700           4,270
                                    TravelCenters of America LLC (a)                                    2,260           6,441
                                    Travelzoo, Inc. (a)                                                 1,100           8,712
                                    Vail Resorts, Inc. (a)                                              2,400          83,880
                                    WMS Industries, Inc. (a)                                            3,700         113,109
                                    Wynn Resorts Ltd. (a)                                               6,000         489,840
                                                                                                               --------------
                                                                                                                    3,295,604
-----------------------------------------------------------------------------------------------------------------------------
TRUCKING & FREIGHT - 0.7%           Arkansas Best Corp.                                                 2,500          84,225
                                    BancTrust Financial Group, Inc.                                     1,488          19,522
                                    Celadon Group, Inc. (a)                                             1,725          19,786
                                    Con-way, Inc.                                                       3,700         163,207
                                    Covenant Transport Group Class A (a)                                2,700           7,776
                                    Dynamex, Inc. (a)                                                     100           2,846
                                    Forward Air Corp.                                                   3,000          81,690
                                    Frozen Food Express Industries, Inc.                                1,900          10,279
                                    HUB Group, Inc. Class A (a)                                         3,100         116,715
                                    Heartland Express, Inc.                                             7,108         110,316
                                    Hythiam, Inc. (a)(b)                                               10,400          13,416
                                    J.B. Hunt Transport Services, Inc.                                 10,600         353,722
                                    Knight Transportation, Inc.                                         5,700          96,729
                                    Landstar System, Inc.                                               5,300         233,518
                                    Marten Transport Ltd. (a)                                           1,237          24,134
                                    Old Dominion Freight Line, Inc. (a)                                 3,162          89,611
                                    P.A.M. Transportation Services, Inc. (a)                              400           4,380
                                    Pacer International, Inc.                                           3,900          64,233
                                    Quality Distribution, Inc. (a)                                      1,500           6,375
                                    TAL International Group, Inc.                                       1,400          29,148
                                    USA Truck, Inc. (a)                                                   700          11,165
                                    UTI Worldwide, Inc.                                                 7,900         134,458
                                    Universal Truckload Services, Inc. (a)                                900          21,924
                                    Wabash National Corp.                                               1,800          17,010

                                                             70

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRY                            COMMON STOCKS                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                    Werner Enterprises, Inc.                                            5,200  $      112,892
                                    YRC Worldwide, Inc. (a)                                             5,729          68,519
                                                                                                               --------------
                                                                                                                    1,897,596
-----------------------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMON STOCKS - 95.3%                                                   263,751,597
-----------------------------------------------------------------------------------------------------------------------------
                                    PREFERRED STOCK
-----------------------------------------------------------------------------------------------------------------------------
DRUGS & MEDICINE - 0.0%             Inverness Medical Innovations, Inc. Series B, 3% (g)                  198          37,566
-----------------------------------------------------------------------------------------------------------------------------
                                    TOTAL PREFERRED STOCK - 0.0%                                                       37,566
-----------------------------------------------------------------------------------------------------------------------------
                                    WARRANTS (h)
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS MACHINES - 0.0%            Lantronix, Inc. (expires 2/09/11)                                       2               0
-----------------------------------------------------------------------------------------------------------------------------
ENERGY & UTILITIES - 0.0%           GreenHunter Energy, Inc. (expires 8/27/11)                             30               0
-----------------------------------------------------------------------------------------------------------------------------
MOTOR VEHICLES - 0.0%               Federal-Mogul Corp. Class A (expires 12/27/14)                        249             125
-----------------------------------------------------------------------------------------------------------------------------
                                    TOTAL WARRANTS - 0.0%                                                                 125
-----------------------------------------------------------------------------------------------------------------------------
                                    OTHER INTERESTS (i)
-----------------------------------------------------------------------------------------------------------------------------
DRUGS & MEDICINE - 0.0%             Tripos, Inc. Liquidating Trust (a)(f)                                 700               0
-----------------------------------------------------------------------------------------------------------------------------
ENERGY & UTILITIES - 0.0%           PetroCorp Inc. (Escrow Shares) (a)(f)                                 600               0
-----------------------------------------------------------------------------------------------------------------------------
                                    TOTAL OTHER INTERESTS - 0.0%                                                            0
-----------------------------------------------------------------------------------------------------------------------------
                                    TOTAL LONG-TERM INVESTMENTS                                                   263,789,288
                                    (COST - $261,081,109) - 95.3%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     BENEFICIAL
                                    SHORT-TERM SECURITIES                                             INTEREST
                                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series, LLC Cash Sweep Series,                 $10,904     10,903,914
                                       2.59% (e)(j)
                                    BlackRock Liquidity Series, LLC Money Market Series,                10,893     10,892,500
                                       2.66% (e)(j)(k)
-----------------------------------------------------------------------------------------------------------------------------
                                    TOTAL SHORT-TERM SECURITIES
                                    (COST - $21,796,414) - 7.9%                                                    21,796,414
-----------------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS (COST - $282,877,523*) - 103.2%                             285,585,702
                                    LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%                                (8,893,785)
                                                                                                               --------------
                                    NET ASSETS - 100.0%                                                        $  276,691,917
                                                                                                               ==============

         * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:
           Aggregate cost                           $ 283,859,164
                                                    =============
           Gross unrealized appreciation            $  50,755,837
           Gross unrealized depreciation              (49,029,299)
                                                    -------------
           Net unrealized appreciation              $   1,726,538
                                                    =============

        (a) Non-income producing security.
        (b) Security, or a portion of security, is on loan.
        (c) All or a portion of security, has been pledged as collateral in connection with open financial futures contracts.
        (d) Depositary receipts.

                                                             71

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
        (e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3)
            of the Investment Company Act of 1940, were as follows:
           ------------------------------------------------------------------------------------------------------------------
                                                       PURCHASE                        REALIZED GAIN
           AFFILIATE                                     COST           SALES COST        (LOSS)              INCOME
           ------------------------------------------------------------------------------------------------------------------
           Anthracite Capital, Inc.                 $   22,916        $      5,153      $  (2,250)           $   5,441
           BlackRock, Inc.                          $  196,596        $  1,017,748      $ 444,397            $  15,210
           BlackRock Liquidity Series, LLC
              Cash Sweep Series                     $1,625,968  *                -              -            $ 182,420
           BlackRock Liquidity Series, LLC
              Money Market Series                            -        $(34,691,396)**           -            $ 434,759
           ------------------------------------------------------------------------------------------------------------------
         *  Represents net purchase cost.
         ** Represents net sales cost.
        (f) Security is fair valued.
        (g) Convertible security.
        (h) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
        (i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
        (j) Represents the current yield as of report date.
        (k) Security was purchased with the cash proceeds from securities loans.
         -  For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
         -  Financial futures contracts purchased as of September 30, 2008 were as follows:
           ------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
             CONTRACTS              ISSUE                            EXPIRATION DATE             FACE VALUE      DEPRECIATION
           ------------------------------------------------------------------------------------------------------------------
                47              Russell 2000 Index                     December 2008            $ 3,346,882      $ (158,402)
               130              S&P 400 Midcap Index                   December 2008            $ 9,940,829      $ (446,929)
           ------------------------------------------------------------------------------------------------------------------
           Total                                                                                                 $ (605,331)
                                                                                                           ==================

                                                             72

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
         -  Effective January 1, 2008, the Series adopted Financial Accounting Standards
            Board Statement of Financial Accounting Standards No. 157, "Fair Value
            Measurements" ("FAS").  FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.  Various inputs are used in determinig the fair value of investments, which are as follows:

                 - Level 1 - price quotations in active markets/exchanges for identical securities

                 - Level 2 - other observable inputs (including, but not limited to:
                   quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

                 - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For information about the
            Series policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

            The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:

                        --------------------------------------------------------------
                        VALUATION            INVESTMENTS IN            OTHER FINANCIAL
                          INPUTS               SECURITIES                INSTRUMENTS*
                        --------------------------------------------------------------
                        Level 1            $    263,773,031           $      (605,331)
                        Level 2                  21,812,671                         -
                        Level 3                           -                         -
                        --------------------------------------------------------------
                        TOTAL              $    285,585,702                  (605,331)
                                           ===========================================
                       *Other financial instruments are futures.

                                                             73


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/21/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/20/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.